UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – December 31, 2016

Item 1: Reports to Shareholders

Annual Report | December 31, 2016
Vanguard Institutional Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	2
Fund Profile.	6
Performance Summary.	8
Financial Statements.	10
About Your Fund’s Expenses.	27
Glossary.	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Institutional Index Fund returned about 12% for the fiscal year ended December 31, 2016. The fund closely tracked its target index, the Standard & Poor’s 500 Index, and exceeded the average return of its large-capitalization core fund peers.

• The fund offers investors exposure to 500 of the largest U.S. companies, which span many different industries and account for about three-fourths of the U.S. stock market’s value.

• The fund recorded positive returns in ten of the 11 market sectors, with seven posting double-digit gains.

• Information technology, the fund’s largest sector, was the top contributor; financials, energy, and industrials also added significantly to returns. Only health care stocks declined.

• Over the past ten years, the fund posted an average annual return of about 7%, in line with its benchmark and more than 1 percentage point higher than its peer-fund average.

Total Returns: Fiscal Year Ended December 31, 2016
Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	11.93%
Institutional Plus Shares	11.95
S&P 500 Index	11.96
Large-Cap Core Funds Average	9.92
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Total Returns: Ten Years Ended December 31, 2016
Average
Annual Return
Institutional Index Fund Institutional Shares	6.95%
S&P 500 Index	6.95
Large-Cap Core Funds Average	5.63
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of December 31, 2016, proved to be less dramatic. U.S. stocks posted healthy returns, and U.S. bonds provided returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	12.05%	8.59%	14.69%
Russell 2000 Index (Small-caps)	21.31	6.74	14.46
Russell 3000 Index (Broad U.S. market)	12.74	8.43	14.67
FTSE All-World ex US Index (International)	4.80	-1.16	5.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.65%	3.03%	2.23%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.25	4.14	3.28
Citigroup Three-Month U.S. Treasury Bill Index	0.27	0.09	0.08

CPI
Consumer Price Index	2.07%	1.18%	1.36%

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016.

We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017
Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see the note at the end of this letter.

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box titled Expect more modest returns, rely on time-tested principles for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 16, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

Institutional Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VINIX	VIIIX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	2.08%	2.10%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	505	505	3,833
Median Market Cap	$84.8B	$84.8B	$54.1B
Price/Earnings Ratio	23.0x	23.0x	24.4x
Price/Book Ratio	2.9x	2.9x	2.8x
Return on Equity	17.7%	17.4%	16.5%
Earnings Growth Rate	7.8%	8.1%	8.2%
Dividend Yield	2.1%	2.1%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	5%	—	—
Short-Term Reserves	-0.1%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	3.2%
Microsoft Corp.	Systems Software	2.5
Alphabet Inc.	Internet Software &
	Services	2.4
Exxon Mobil Corp.	Integrated Oil & Gas	1.9
Johnson & Johnson	Pharmaceuticals	1.6
Berkshire Hathaway Inc. Multi-Sector Holdings		1.6
JPMorgan Chase & Co.	Diversified Banks	1.6
Amazon.com Inc.	Internet & Direct
	Marketing Retail	1.5
General Electric Co.	Industrial
	Conglomerates	1.4
Facebook Inc.	Internet Software &
	Services	1.4
Top Ten		19.1%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2016. For the fiscal year ended December 31, 2016, the expense ratios were 0.04% for Institutional Shares and 0.02% for Institutional Plus Shares.

Institutional Index Fund

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index FA Index
Consumer
Discretionary	12.0%	12.0%	12.5%
Consumer Staples	9.4	9.4	8.3
Energy	7.5	7.5	7.0
Financials	14.8	14.8	15.4
Health Care	13.6	13.6	13.0
Industrials	10.3	10.3	10.8
Information
Technology	20.8	20.8	20.0
Materials	2.8	2.8	3.3
Real Estate	2.9	2.9	4.1
Telecommunication
Services	2.7	2.7	2.4
Utilities	3.2	3.2	3.2

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $5,000,000

		Average Annual Total Returns
	Periods Ended December 31, 2016
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Institutional Index Fund*Institutional
Shares	11.93%	14.63%	6.95%	$9,788,435
S&P 500 Index	11.96	14.66	6.95	9,785,945
Large-Cap Core Funds Average	9.92	12.92	5.63	8,644,154
Dow Jones U.S. Total Stock Market
Float Adjusted Index	12.62	14.59	7.18	10,001,613

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $200,000,000
	Year	Years	Years	Investment
Institutional Index Fund Institutional Plus
Shares	11.95%	14.65%	6.97%	$392,411,839
S&P 500 Index	11.96	14.66	6.95	391,437,801
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	400,064,524

See Financial Highlights for dividend and capital gains information.

8

Institutional Index Fund

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

9

Institutional Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (12.0%)
*	Amazon.com Inc.	4,309,386	3,231,479
	Comcast Corp. Class A	26,042,487	1,798,234
	Home Depot Inc.	13,310,457	1,784,666
	Walt Disney Co.	15,998,216	1,667,334
	McDonald’s Corp.	9,073,860	1,104,470
	Starbucks Corp.	15,902,525	882,908
	Time Warner Inc.	8,425,757	813,338
*	Priceline Group Inc.	539,164	790,447
	NIKE Inc. Class B	14,599,810	742,108
*	Charter Communications
	Inc. Class A	2,365,931	681,199
	Lowe’s Cos. Inc.	9,504,290	675,945
*	Netflix Inc.	4,689,067	580,507
	TJX Cos. Inc.	7,122,908	535,144
	General Motors Co.	15,156,579	528,055
	Ford Motor Co.	42,644,130	517,273
	Target Corp.	6,137,233	443,292
	Twenty-First Century
	Fox Inc. Class A	11,568,662	324,385
	Marriott International Inc.
	Class A	3,498,370	289,245
*	O’Reilly Automotive Inc.	1,032,082	287,342
	Ross Stores Inc.	4,333,035	284,247
	CBS Corp. Class B	4,282,641	272,462
*	AutoZone Inc.	315,329	249,044
	Yum! Brands Inc.	3,809,321	241,244
	Carnival Corp.	4,581,538	238,515
	Newell Brands Inc.	5,270,610	235,333
	Omnicom Group Inc.	2,577,089	219,336
	Dollar General Corp.	2,776,822	205,679
	Delphi Automotive plc	2,959,087	199,295
*	Dollar Tree Inc.	2,579,195	199,062
	VF Corp.	3,616,015	192,914
	L Brands Inc.	2,624,297	172,784
*	Ulta Salon Cosmetics
	& Fragrance Inc.	640,531	163,297
	Genuine Parts Co.	1,624,983	155,251

			Market
			Value•
		Shares	($000)
	Royal Caribbean Cruises
	Ltd.	1,828,533	150,013
	Expedia Inc.	1,319,283	149,448
	Whirlpool Corp.	820,490	149,141
	Twenty-First Century Fox
	Inc.	5,321,648	145,015
*	Mohawk Industries Inc.	688,716	137,523
	Advance Auto Parts Inc.	804,567	136,068
*	CarMax Inc.	2,079,277	133,885
	Viacom Inc. Class B	3,799,314	133,356
	Best Buy Co. Inc.	2,986,080	127,416
	Macy’s Inc.	3,343,025	119,714
*	Chipotle Mexican Grill Inc.
	Class A	316,269	119,335
	Harley-Davidson Inc.	1,933,306	112,789
	Tractor Supply Co.	1,435,397	108,817
	Coach Inc.	3,066,368	107,384
	Foot Locker Inc.	1,479,914	104,911
*	LKQ Corp.	3,363,247	103,084
	Mattel Inc.	3,740,955	103,063
	Interpublic Group of Cos.
	Inc.	4,342,018	101,647
	DR Horton Inc.	3,711,637	101,439
	Darden Restaurants Inc.	1,346,093	97,888
	Hasbro Inc.	1,226,842	95,436
	Kohl’s Corp.	1,930,037	95,305
	Lennar Corp. Class A	2,149,126	92,262
	Tiffany & Co.	1,170,520	90,633
	Wyndham Worldwide
	Corp.	1,178,733	90,020
	Hanesbrands Inc.	4,128,805	89,058
	Goodyear Tire & Rubber
	Co.	2,850,833	88,005
	BorgWarner Inc.	2,187,084	86,259
	Harman International
	Industries Inc.	761,776	84,679
	PVH Corp.	866,873	78,227
*	Michael Kors Holdings
	Ltd.	1,796,302	77,205

10

Institutional Index Fund

			Market
			Value•
		Shares	($000)
^	Wynn Resorts Ltd.	866,859	74,992
	Scripps Networks
	Interactive Inc. Class A	1,041,953	74,364
	Signet Jewelers Ltd.	760,045	71,642
	Leggett & Platt Inc.	1,460,253	71,377
	Bed Bath & Beyond Inc.	1,663,277	67,596
*	Discovery
	Communications Inc.	2,412,486	64,606
	Staples Inc.	7,105,513	64,305
	News Corp. Class A	5,481,721	62,821
	Garmin Ltd.	1,255,554	60,882
^	Nordstrom Inc.	1,269,306	60,838
	PulteGroup Inc.	3,255,479	59,836
*,^	Under Armour Inc.
	Class A	2,009,654	58,380
*	TripAdvisor Inc.	1,250,141	57,969
	Ralph Lauren Corp.
	Class A	615,999	55,637
^	Gap Inc.	2,399,478	53,844
^	H&R Block Inc.	2,268,067	52,143
*	Under Armour Inc.	2,015,246	50,724
	TEGNA Inc.	2,341,908	50,093
*	Discovery
	Communications Inc.
	Class A	1,661,814	45,550
*	AutoNation Inc.	717,213	34,892
*	Urban Outfitters Inc.	968,770	27,591
			25,334,941
Consumer Staples (9.3%)
	Procter & Gamble Co.	29,253,104	2,459,601
	Coca-Cola Co.	42,413,742	1,758,474
	PepsiCo Inc.	15,670,833	1,639,639
	Philip Morris International
	Inc.	16,951,023	1,550,849
	Altria Group Inc.	21,309,947	1,440,979
	Wal-Mart Stores Inc.	16,453,962	1,137,298
	CVS Health Corp.	11,652,437	919,494
	Walgreens Boots Alliance
	Inc.	9,350,765	773,869
	Costco Wholesale Corp.	4,776,190	764,716
	Mondelez International
	Inc. Class A	16,875,048	748,071
	Colgate-Palmolive Co.	9,711,888	635,546
	Kraft Heinz Co.	6,517,173	569,079
	Reynolds American Inc.	9,035,552	506,352
	Kimberly-Clark Corp.	3,913,220	446,577
	General Mills Inc.	6,461,580	399,132
	Kroger Co.	10,316,173	356,011
	Sysco Corp.	5,497,681	304,407
	Constellation Brands Inc.
	Class A	1,941,744	297,689
	Archer-Daniels-Midland
	Co.	6,286,790	286,992
	Kellogg Co.	2,760,396	203,469
*	Monster Beverage Corp.	4,429,079	196,385

Molson Coors Brewing
Co. Class B	2,013,389	195,923
Tyson Foods Inc. Class A	3,174,781	195,820
Estee Lauder Cos. Inc.
Class A	2,428,485	185,755
Dr Pepper Snapple Group
Inc.	2,007,157	181,989
Conagra Brands Inc.	4,543,733	179,705
Clorox Co.	1,406,552	168,814
JM Smucker Co.	1,272,011	162,894
Hershey Co.	1,523,868	157,614
Mead Johnson Nutrition
Co.	2,020,299	142,956
Campbell Soup Co.	2,118,040	128,078
Church & Dwight Co. Inc.	2,828,390	124,987
McCormick & Co. Inc.	1,251,467	116,799
Whole Foods Market Inc.	3,478,493	106,998
Hormel Foods Corp.	2,948,383	102,633
Coty Inc. Class A	5,136,398	94,047
Brown-Forman Corp.
Class B	1,991,630	89,464
		19,729,105
Energy (7.5%)
Exxon Mobil Corp.	45,309,927	4,089,674
Chevron Corp.	20,627,067	2,427,806
Schlumberger Ltd.	15,202,330	1,276,236
ConocoPhillips	13,538,164	678,803
EOG Resources Inc.	6,298,582	636,787
Occidental Petroleum
Corp.	8,349,809	594,757
Halliburton Co.	9,445,253	510,894
Kinder Morgan Inc.	20,976,657	434,427
Anadarko Petroleum
Corp.	6,106,627	425,815
Phillips 66	4,837,217	417,984
Valero Energy Corp.	4,945,831	337,899
Pioneer Natural
Resources Co.	1,854,348	333,912
Spectra Energy Corp.	7,664,787	314,946
Baker Hughes Inc.	4,619,413	300,123
Marathon Petroleum
Corp.	5,766,897	290,363
Apache Corp.	4,145,580	263,120
Devon Energy Corp.	5,720,732	261,266
Williams Cos. Inc.	7,465,189	232,466
* Concho Resources Inc.	1,595,650	211,583
Hess Corp.	2,913,387	181,475
Noble Energy Inc.	4,683,478	178,253
Marathon Oil Corp.	9,256,047	160,222
National Oilwell Varco Inc.	4,126,271	154,488
Cimarex Energy Co.	1,037,421	140,985
ONEOK Inc.	2,302,565	132,190
EQT Corp.	1,887,349	123,433
Cabot Oil & Gas Corp.	5,087,438	118,842
Tesoro Corp.	1,278,263	111,784

11

Institutional Index Fund

			Market
			Value•
		Shares	($000)
^	Helmerich & Payne Inc.	1,181,663	91,461
*	FMC Technologies Inc.	2,465,551	87,601
*	Newfield Exploration Co.	2,157,228	87,368
	Range Resources Corp.	2,052,236	70,515
*,^	Transocean Ltd.	4,252,182	62,677
*	Southwestern Energy Co.	5,360,693	58,003
*	Chesapeake Energy Corp.	8,134,609	57,105
^	Murphy Oil Corp.	1,768,005	55,038
			15,910,301
Financials (14.7%)
	JPMorgan Chase & Co.	39,098,735	3,373,830
*	Berkshire Hathaway Inc.
	Class B	19,609,929	3,196,026
	Wells Fargo & Co.	49,389,580	2,721,860
	Bank of America Corp.	110,415,152	2,440,175
	Citigroup Inc.	31,138,128	1,850,539
	Goldman Sachs Group
	Inc.	4,040,803	967,570
	US Bancorp	17,457,244	896,779
	American International
	Group Inc.	10,661,820	696,323
	Chubb Ltd.	5,084,426	671,754
	Morgan Stanley	15,756,696	665,720
	MetLife Inc.	12,009,589	647,197
	American Express Co.	8,400,316	622,295
	PNC Financial Services
	Group Inc.	5,315,660	621,720
	Bank of New York
	Mellon Corp.	11,552,815	547,372
	Charles Schwab Corp.	13,181,118	520,259
	BlackRock Inc.	1,328,115	505,401
	Prudential Financial Inc.	4,698,301	488,905
	Capital One Financial
	Corp.	5,269,698	459,728
	CME Group Inc.	3,707,820	427,697
	BB&T Corp.	8,865,800	416,870
	Marsh & McLennan Cos.
	Inc.	5,633,427	380,763
	Travelers Cos. Inc.	3,103,606	379,943
	Intercontinental Exchange
	Inc.	6,508,379	367,203
	Aon plc	2,874,537	320,597
	Synchrony Financial	8,568,091	310,765
	Discover Financial S
	ervices	4,309,144	310,646
	Aflac Inc.	4,458,932	310,342
	State Street Corp.	3,961,615	307,897
	S&P Global Inc.	2,830,888	304,434
	Allstate Corp.	4,023,446	298,218
	SunTrust Banks Inc.	5,362,413	294,128
	M&T Bank Corp.	1,694,034	264,998
	Progressive Corp.	6,340,149	225,075
	Fifth Third Bancorp	8,255,634	222,654
	KeyCorp	11,807,528	215,724
	Northern Trust Corp.	2,325,413	207,078

	T. Rowe Price Group Inc.	2,659,668	200,167
	Citizens Financial Group
	Inc.	5,592,533	199,262
	Hartford Financial
	Services Group Inc.	4,126,925	196,648
	Regions Financial Corp.	13,449,126	193,129
	Ameriprise Financial Inc.	1,726,726	191,563
*	Berkshire Hathaway Inc.
	Class A	759	185,288
	Willis Towers Watson plc	1,404,284	171,716
	Moody’s Corp.	1,817,363	171,323
	Principal Financial Group
	Inc.	2,922,998	169,125
	Lincoln National Corp.	2,497,040	165,479
	Huntington Bancshares
	Inc.	11,851,553	156,678
	Franklin Resources Inc.	3,790,698	150,036
	Loews Corp.	3,021,973	141,519
	Invesco Ltd.	4,463,283	135,416
	Comerica Inc.	1,884,018	128,320
	Cincinnati Financial Corp.	1,639,709	124,208
	Unum Group	2,538,627	111,522
	XL Group Ltd.	2,942,696	109,645
*	E*TRADE Financial Corp.	2,994,040	103,744
	Arthur J Gallagher & Co.	1,946,141	101,122
	Zions Bancorporation	2,228,012	95,894
	Torchmark Corp.	1,206,824	89,015
*	Affiliated Managers Group
	Inc.	599,616	87,124
	Nasdaq Inc.	1,244,595	83,537
	Leucadia National Corp.	3,540,702	82,321
	People’s United Financial
	Inc.	3,405,748	65,935
	Assurant Inc.	623,479	57,896
	Navient Corp.	3,314,931	54,464
			31,180,581
Health Care (13.6%)
	Johnson & Johnson	29,726,547	3,424,796
	Pfizer Inc.	66,307,187	2,153,657
	Merck & Co. Inc.	30,126,317	1,773,536
	UnitedHealth Group Inc.	10,400,151	1,664,440
	Amgen Inc.	8,128,500	1,188,468
	AbbVie Inc.	17,756,803	1,111,931
	Medtronic plc	15,002,702	1,068,642
	Bristol-Myers Squibb Co.	18,260,791	1,067,161
	Gilead Sciences Inc.	14,395,247	1,030,844
*	Celgene Corp.	8,470,257	980,432
*,^	Allergan plc	4,098,326	860,689
	Eli Lilly & Co.	10,614,837	780,721
*	Biogen Inc.	2,377,316	674,159
	Abbott Laboratories	16,087,085	617,905
	Thermo Fisher Scientific
	Inc.	4,316,151	609,009
	Danaher Corp.	6,650,836	517,701
	Aetna Inc.	3,833,987	475,453

12

Institutional Index Fund

			Market
			Value•
		Shares	($000)
*	Express Scripts Holding
	Co.	6,737,370	463,464
	Anthem Inc.	2,878,354	413,821
	Stryker Corp.	3,395,749	406,845
	Becton Dickinson and Co.	2,319,848	384,051
	Cigna Corp.	2,805,149	374,179
	McKesson Corp.	2,470,165	346,935
	Humana Inc.	1,629,094	332,384
*	Boston Scientific Corp.	14,877,823	321,807
*	Regeneron
	Pharmaceuticals Inc.	825,982	303,210
*	Alexion
	Pharmaceuticals Inc.	2,450,070	299,766
	Zoetis Inc.	5,395,581	288,825
*	Intuitive Surgical Inc.	423,339	268,469
	Cardinal Health Inc.	3,496,928	251,674
	St. Jude Medical Inc.	3,121,611	250,322
	Baxter International Inc.	5,348,410	237,149
*	HCA Holdings Inc.	3,193,071	236,351
	Zimmer Biomet Holdings
	Inc.	2,188,403	225,843
*	Edwards Lifesciences
	Corp.	2,336,077	218,890
*	Illumina Inc.	1,604,888	205,490
*	Vertex Pharmaceuticals
	Inc.	2,709,872	199,636
*	Mylan NV	5,027,757	191,809
	CR Bard Inc.	803,306	180,471
	Agilent Technologies Inc.	3,543,986	161,464
*	Cerner Corp.	3,301,023	156,369
	Dentsply Sirona Inc.	2,525,086	145,773
*	Laboratory Corp. of
	America Holdings	1,125,282	144,464
	AmerisourceBergen Corp.
	Class A	1,827,463	142,889
	Quest Diagnostics Inc.	1,514,579	139,190
*	Henry Schein Inc.	880,297	133,550
	Perrigo Co. plc	1,568,177	130,519
*	Hologic Inc.	3,042,864	122,080
*	Mettler-Toledo
	International Inc.	286,980	120,118
*	Waters Corp.	881,310	118,439
*	DaVita Inc.	1,727,143	110,883
*	Centene Corp.	1,869,051	105,620
	Universal Health Services
	Inc. Class B	979,552	104,205
	Cooper Cos. Inc.	533,290	93,288
*	Varian Medical Systems
	Inc.	1,020,413	91,613
	Envision Healthcare Corp.	1,283,155	81,211
	PerkinElmer Inc.	1,195,839	62,363
*	Mallinckrodt plc	1,157,697	57,677
^	Patterson Cos. Inc.	909,879	37,332
*	Endo International plc	2,166,039	35,675
			28,695,657

Industrials (10.2%)
	General Electric Co.	96,662,305	3,054,529
	3M Co.	6,571,990	1,173,560
	Boeing Co.	6,271,464	976,341
	Honeywell International
	Inc.	8,327,381	964,727
	Union Pacific Corp.	9,004,703	933,608
	United Technologies
	Corp.	8,367,128	917,205
	United Parcel Service Inc.
	Class B	7,532,268	863,499
	Lockheed Martin Corp.	2,753,038	688,094
	Caterpillar Inc.	6,392,685	592,858
	General Dynamics Corp.	3,127,596	540,011
	FedEx Corp.	2,671,431	497,420
	Raytheon Co.	3,208,429	455,597
	Northrop Grumman Corp.	1,925,893	447,924
	Illinois Tool Works Inc.	3,451,596	422,682
	Johnson Controls
	International plc	10,234,835	421,573
	Delta Air Lines Inc.	8,045,886	395,777
	Emerson Electric Co.	7,023,103	391,538
	CSX Corp.	10,234,114	367,712
	Norfolk Southern Corp.	3,189,793	344,721
	Southwest Airlines Co.	6,726,104	335,229
	Eaton Corp. plc	4,935,277	331,108
	Deere & Co.	3,160,566	325,665
	Waste Management Inc.	4,442,940	315,049
	American Airlines Group
	Inc.	5,660,981	264,311
	PACCAR Inc.	3,829,884	244,730
	Cummins Inc.	1,684,394	230,206
*	United Continental
	Holdings Inc.	3,154,578	229,906
	Ingersoll-Rand plc	2,822,400	211,793
	Parker-Hannifin Corp.	1,457,450	204,043
	Roper Technologies Inc.	1,108,209	202,891
	Stanley Black & Decker
	Inc.	1,646,339	188,819
	Rockwell Automation Inc.	1,400,895	188,280
	Fortive Corp.	3,286,268	176,243
	Equifax Inc.	1,308,428	154,695
	Nielsen Holdings plc	3,670,701	153,986
	Fastenal Co.	3,157,655	148,347
	Republic Services Inc.
	Class A	2,528,241	144,236
	Textron Inc.	2,952,057	143,352
^	WW Grainger Inc.	599,385	139,207
*	Verisk Analytics Inc.
	Class A	1,703,161	138,246
	TransDigm Group Inc.	548,461	136,545
	Rockwell Collins Inc.	1,424,750	132,160
	L-3 Communications
	Holdings Inc.	845,592	128,623
	Dover Corp.	1,699,039	127,309

13

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	AMETEK Inc.	2,528,306	122,876
	Alaska Air Group Inc.	1,348,238	119,629
	CH Robinson Worldwide
	Inc.	1,548,733	113,460
	Masco Corp.	3,586,683	113,411
	Acuity Brands Inc.	482,150	111,309
	Cintas Corp.	941,189	108,764
	Snap-on Inc.	633,904	108,569
	Expeditors International
	of Washington Inc.	1,972,155	104,445
	Pentair plc	1,828,773	102,539
	Kansas City Southern	1,176,400	99,817
*	United Rentals Inc.	921,125	97,252
	Xylem Inc.	1,959,729	97,046
	JB Hunt Transport
	Services Inc.	955,903	92,789
	Fortune Brands Home
	& Security Inc.	1,687,715	90,225
	Arconic Inc.	4,795,641	88,911
	Fluor Corp.	1,520,876	79,876
*	Jacobs Engineering Group
	Inc.	1,318,990	75,182
*	Stericycle Inc.	929,365	71,598
	Robert Half International
	Inc.	1,407,817	68,673
	Flowserve Corp.	1,424,272	68,436
	Allegion plc	1,047,793	67,059
*	Quanta Services Inc.	1,653,709	57,632
	Dun & Bradstreet Corp.	402,398	48,819
	Ryder System Inc.	583,915	43,467
	Pitney Bowes Inc.	2,018,744	30,665
			21,626,804
Information Technology (20.7%)
	Apple Inc.	58,265,090	6,748,263
	Microsoft Corp.	84,959,548	5,279,386
*	Facebook Inc. Class A	25,577,544	2,942,696
*	Alphabet Inc. Class A	3,235,256	2,563,779
*	Alphabet Inc.	3,242,808	2,502,864
	Intel Corp.	51,781,655	1,878,121
	Cisco Systems Inc.	54,849,337	1,657,547
	Visa Inc. Class A	20,406,455	1,592,112
	International Business
	Machines Corp.	9,454,613	1,569,371
	Oracle Corp.	32,747,780	1,259,152
	Mastercard Inc. Class A	10,400,442	1,073,846
	QUALCOMM Inc.	16,137,296	1,052,152
	Texas Instruments Inc.	10,920,864	796,895
	Accenture plc Class A	6,764,487	792,324
	Broadcom Ltd.	4,341,414	767,432
	NVIDIA Corp.	5,889,359	628,630
*	Adobe Systems Inc.	5,432,877	559,315
	Automatic Data
	Processing Inc.	4,929,636	506,668
*	PayPal Holdings Inc.	12,261,275	483,953
*	salesforce.com Inc.	6,974,746	477,491

	Hewlett Packard
	Enterprise Co.	18,203,130	421,220
	Applied Materials Inc.	11,810,092	381,112
*	Cognizant Technology
	Solutions Corp. Class A	6,628,883	371,416
*	Yahoo! Inc.	9,590,860	370,879
*	eBay Inc.	11,359,532	337,264
	Intuit Inc.	2,664,082	305,330
	HP Inc.	18,692,999	277,404
	Fidelity National
	Information Services
	Inc.	3,586,150	271,256
	Activision Blizzard Inc.	7,470,657	269,765
	TE Connectivity Ltd.	3,882,399	268,973
*	Electronic Arts Inc.	3,296,963	259,669
	Corning Inc.	10,393,003	252,238
*	Fiserv Inc.	2,371,520	252,045
*	Micron Technology Inc.	11,277,579	247,205
	Analog Devices Inc.	3,367,010	244,512
	Amphenol Corp. Class A	3,370,275	226,482
	Paychex Inc.	3,516,651	214,094
	Western Digital Corp.	3,118,998	211,936
	Lam Research Corp.	1,778,983	188,092
	Xilinx Inc.	2,758,736	166,545
	Linear Technology Corp.	2,625,911	163,726
	Symantec Corp.	6,811,075	162,717
*	Autodesk Inc.	2,139,665	158,357
*	Citrix Systems Inc.	1,703,906	152,176
	Skyworks Solutions Inc.	2,030,025	151,562
	Microchip Technology Inc. 2,359,987		151,393
	Motorola Solutions Inc.	1,813,124	150,290
	Alliance Data Systems
	Corp.	631,706	144,345
	Harris Corp.	1,359,256	139,283
*	Red Hat Inc.	1,964,160	136,902
	KLA-Tencor Corp.	1,709,694	134,519
*	Akamai Technologies Inc.	1,893,213	126,239
	Seagate Technology plc	3,221,124	122,950
	Juniper Networks Inc.	4,159,520	117,548
	Global Payments Inc.	1,681,032	116,680
^	Western Union Co.	5,296,893	115,048
	CA Inc.	3,423,284	108,758
	NetApp Inc.	3,011,805	106,226
*	F5 Networks Inc.	714,295	103,373
	Total System Services
	Inc.	1,807,259	88,610
	Xerox Corp.	9,294,976	81,145
*,^	VeriSign Inc.	994,958	75,686
*	Qorvo Inc.	1,396,801	73,653
	FLIR Systems Inc.	1,490,367	53,936
	CSRA Inc.	1,588,532	50,579
*	Teradata Corp.	1,418,533	38,542
*,^	First Solar Inc.	852,466	27,356
			43,721,033

14

Institutional Index Fund

		Market
		Value•
	Shares	($000)
Materials (2.8%)
Dow Chemical Co.	12,252,731	701,101
EI du Pont de Nemours
& Co.	9,498,813	697,213
Monsanto Co.	4,785,496	503,482
Praxair Inc.	3,118,183	365,420
Air Products & Chemicals
Inc.	2,375,065	341,582
Ecolab Inc.	2,866,929	336,061
LyondellBasell Industries
NV Class A	3,651,120	313,193
PPG Industries Inc.	2,884,347	273,321
International Paper Co.	4,492,828	238,389
Sherwin-Williams Co.	883,135	237,334
Nucor Corp.	3,479,649	207,109
Newmont Mining Corp.	5,798,729	197,563
Vulcan Materials Co.	1,445,458	180,899
* Freeport-McMoRan Inc.	13,687,032	180,532
Martin Marietta Materials
Inc.	693,388	153,606
Ball Corp.	1,909,765	143,366
WestRock Co.	2,743,282	139,276
Eastman Chemical Co.	1,603,197	120,576
Mosaic Co.	3,826,213	112,223
Albemarle Corp.	1,228,667	105,764
International Flavors
& Fragrances Inc.	867,747	102,246
Sealed Air Corp.	2,114,187	95,857
FMC Corp.	1,461,400	82,657
CF Industries Holdings
Inc.	2,546,496	80,164
Avery Dennison Corp.	973,352	68,349
		5,977,283
Real Estate (2.9%)
Simon Property Group Inc. 3,433,416		610,015
American Tower
Corporation	4,651,237	491,543
Public Storage	1,629,723	364,243
Crown Castle International
Corp.	3,939,986	341,873
Prologis Inc.	5,775,600	304,894
Equinix Inc.	779,880	278,737
AvalonBay Communities
Inc.	1,500,366	265,790
Welltower Inc.	3,960,912	265,104
Equity Residential	3,995,110	257,125
Weyerhaeuser Co.	8,173,179	245,931
Ventas Inc.	3,868,879	241,882
Boston Properties Inc.	1,680,021	211,313
Vornado Realty Trust	1,878,908	196,102
Digital Realty Trust Inc.	1,736,478	170,626
Essex Property Trust Inc.	715,792	166,422
Realty Income Corp.	2,825,194	162,392
General Growth Properties
Inc.	6,379,584	159,362

	Host Hotels & Resorts
	Inc.	8,083,167	152,287
	HCP Inc.	5,108,456	151,823
	Mid-America Apartment
	Communities Inc.	1,241,671	121,584
	SL Green Realty Corp.	1,108,248	119,192
	Kimco Realty Corp.	4,648,562	116,958
	Federal Realty Investment
	Trust	785,138	111,576
	UDR Inc.	2,919,495	106,503
	Extra Space Storage Inc.	1,374,392	106,158
*	CBRE Group Inc. Class A	3,283,071	103,384
	Macerich Co.	1,318,833	93,426
	Iron Mountain Inc.	2,676,480	86,932
	Apartment Investment
	& Management Co.	1,715,966	77,991
			6,081,168
Telecommunication Services (2.6%)
	AT&T Inc.	67,101,064	2,853,808
	Verizon Communications
	Inc.	44,544,248	2,377,772
*	Level 3 Communications
	Inc.	3,185,190	179,517
	CenturyLink Inc.	5,972,904	142,036
^	Frontier Communications
	Corp.	12,818,199	43,326
			5,596,459
Utilities (3.2%)
	NextEra Energy Inc.	5,105,534	609,907
	Duke Energy Corp.	7,527,597	584,292
	Southern Co.	10,707,783	526,716
	Dominion Resources Inc.	6,848,051	524,492
	Exelon Corp.	10,087,810	358,016
	American Electric Power
	Co. Inc.	5,372,446	338,249
	PG&E Corp.	5,524,892	335,748
	Sempra Energy	2,732,122	274,961
	Edison International	3,559,723	256,264
	PPL Corp.	7,425,497	252,838
	Consolidated Edison Inc.	3,329,351	245,307
	Public Service Enterprise
	Group Inc.	5,527,258	242,536
	Xcel Energy Inc.	5,549,773	225,876
	WEC Energy Group Inc.	3,448,299	202,243
	DTE Energy Co.	1,960,375	193,117
	Eversource Energy	3,465,590	191,404
	FirstEnergy Corp.	4,656,348	144,207
	Entergy Corp.	1,956,919	143,775
	American Water Works
	Co. Inc.	1,944,715	140,720
	Ameren Corp.	2,653,794	139,218
	CMS Energy Corp.	3,052,656	127,052
	CenterPoint Energy Inc.	4,710,435	116,065
	SCANA Corp.	1,563,157	114,548

15

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Pinnacle West Capital
	Corp.	1,217,401	94,994
	Alliant Energy Corp.	2,484,637	94,143
	AES Corp.	7,209,404	83,773
	NiSource Inc.	3,525,491	78,054
	NRG Energy Inc.	3,445,035	42,236
			6,680,751
Total Common Stocks
(Cost $134,757,308)			210,534,083
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.823%	7,629,085	762,985

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill,
	0.328%, 1/26/17	4,000	3,999
4	United States Treasury Bill,
	0.478%, 2/9/17	700	700
4	United States Treasury Bill,
	0.487%, 3/16/17	2,400	2,398
4	United States Treasury Bill,
	0.454%, 4/20/17	4,000	3,993
4	United States Treasury Bill,
	0.557%, 4/27/17	3,600	3,594
4	United States Treasury Bill,
	0.564%–0.579%, 5/4/17	20,000	19,961
4	United States Treasury Bill,
	0.623%, 5/18/17	800	798
4	United States Treasury Bill,
	0.597%–0.618%, 5/25/17	8,200	8,180
			43,623
Total Temporary Cash Investments
(Cost $806,567)			806,608
Total Investments (99.9%)
(Cost $135,563,875)			211,340,691

Other Assets and Liabilities (0.1%)
Other Assets
Receivables for Investment Securities
Sold	1,235,851
Receivables for Accrued Income	271,037
Receivables for Capital Shares Issued	445,996
Other Assets	4
Total Other Assets	1,952,888
Liabilities
Payables for Investment Securities
Purchased	(1,670)
Collateral for Securities on Loan	(133,216)
Payables for Capital Shares Redeemed	(1,655,710)
Payables to Vanguard	(3,300)
Other Liabilities	(4,495)
Total Liabilities	(1,798,391)
Net Assets (100%)	211,495,188

16

Institutional Index Fund

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	136,025,389
Undistributed Net Investment Income	34,578
Accumulated Net Realized Losses	(333,789)
Unrealized Appreciation (Depreciation)
Investment Securities	75,776,816
Futures Contracts	(7,806)
Net Assets	211,495,188

Institutional Shares—Net Assets
Applicable to 588,800,430 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	120,013,915
Net Asset Value Per Share—
Institutional Shares	$203.83

Institutional Plus Shares—Net Assets
Applicable to 448,790,865 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	91,481,273
Net Asset Value Per Share—
Institutional Plus Shares	$203.84

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $127,949,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $133,216,000 of collateral received for securities on loan.
4 Securities with a value of $40,027,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	4,492,715
Interest[1]	3,598
Securities Lending—Net	8,258
Total Income	4,504,571
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	44,200
Management and Administrative—Institutional Plus Shares	18,264
Total Expenses	62,464
Net Investment Income	4,442,107
Realized Net Gain (Loss)
Investment Securities Sold[1]	10,571,400
Futures Contracts	97,996
Realized Net Gain (Loss)	10,669,396
Change in Unrealized Appreciation (Depreciation)
Investment Securities	8,122,032
Futures Contracts	(17,706)
Change in Unrealized Appreciation (Depreciation)	8,104,326
Net Increase (Decrease) in Net Assets Resulting from Operations	23,215,829

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $3,438,000 and $57,000 respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,442,107	4,736,875
Realized Net Gain (Loss)	10,669,396	2,648,473
Change in Unrealized Appreciation (Depreciation)	8,104,326	(4,845,531)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,215,829	2,539,817
Distributions
Net Investment Income
Institutional Shares	(2,442,559)	(2,532,676)
Institutional Plus Shares	(2,012,550)	(2,187,321)
Realized Capital Gain
Institutional Shares	(346,073)	—
Institutional Plus Shares	(266,240)	—
Total Distributions	(5,067,422)	(4,719,997)
Capital Share Transactions
Institutional Shares	5,253,646	3,756,057
Institutional Plus Shares	(6,653,506)	5,446,034
Net Increase (Decrease) from Capital Share Transactions	(1,399,860)	9,202,091
Total Increase (Decrease)	16,748,547	7,021,911
Net Assets
Beginning of Period	194,746,641	187,724,730
End of Period[1]	211,495,188	194,746,641

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $34,578,000 and $47,580,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Institutional Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$186.62	$188.67	$169.28	$130.52	$115.04
Investment Operations
Net Investment Income	4.2105	4.585[1]	3.561	3.128	2.835
Net Realized and Unrealized Gain (Loss)
on Investments	17.8138	(2.065)	19.380	38.759	15.475
Total from Investment Operations	22.0243	2.520	22.941	41.887	18.310
Distributions
Dividends from Net Investment Income	(4.2230)	(4.570)	(3.551)	(3.127)	(2.830)
Distributions from Realized Capital Gains	(.5913)	—	—	—	—
Total Distributions	(4.8143)	(4.570)	(3.551)	(3.127)	(2.830)
Net Asset Value, End of Period	$203.83	$186.62	$188.67	$169.28	$130.52

Total Return	11.93%	1.37%	13.65%	32.35%	15.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$120,014 $104,705		$102,114	$87,843	$68,055
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	2.19%	2.43%[1]	2.01%	2.08%	2.27%
Portfolio Turnover Rate[2]	5%	5%	4%	5%	5%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Institutional Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$186.63	$188.68	$169.28	$130.53	$115.05
Investment Operations
Net Investment Income	4.2483	4.622[1]	3.597	3.158	2.861
Net Realized and Unrealized Gain (Loss)
on Investments	17.8140	(2.065)	19.388	38.750	15.474
Total from Investment Operations	22.0623	2.557	22.985	41.908	18.335
Distributions
Dividends from Net Investment Income	(4.2610)	(4.607)	(3.585)	(3.158)	(2.855)
Distributions from Realized Capital Gains	(.5913)	—	—	—	—
Total Distributions	(4.8523)	(4.607)	(3.585)	(3.158)	(2.855)
Net Asset Value, End of Period	$203.84	$186.63	$188.68	$169.28	$130.53

Total Return	11.95%	1.39%	13.68%	32.37%	16.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91,481	$90,042	$85,611	$74,915	$49,286
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to
Average Net Assets	2.21%	2.45%[1]	2.03%	2.10%	2.29%
Portfolio Turnover Rate[2]	5%	5%	4%	5%	5%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts each represented less than 1% and 0% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

22

Institutional Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

23

Institutional Index Fund

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund (or, with respect to shareholder services, the average net assets of each class of shares). The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	210,534,083	—	—
Temporary Cash Investments	762,985	43,623	—
Futures Contracts—Liabilities[1]	(3,700)	—	—
Total	211,293,368	43,623	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	8,315	929,700	(7,806)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

24

Institutional Index Fund

During the year ended December 31, 2016, the fund realized $9,210,039,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $116,186,000 from accumulated net realized losses to paid-in capital.

The fund used a capital loss carryforward of $463,654,000 to offset taxable capital gains realized during the year ended December 31, 2016, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. For tax purposes, at December 31, 2016, the fund had $34,142,000 of ordinary income available for distribution.

At December 31, 2016, the cost of investment securities for tax purposes was $135,905,033,000. Net unrealized appreciation of investment securities for tax purposes was $75,435,658,000, consisting of unrealized gains of $79,673,565,000 on securities that had risen in value since their purchase and $4,237,907,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $22,729,313,000 of investment securities and sold $24,671,070,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,422,703,000 and $14,925,591,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	22,246,070	116,023	20,842,840	110,657
Issued in Lieu of Cash Distributions	2,562,300	13,073	2,325,127	12,535
Redeemed	(19,554,724)	(101,369)	(19,411,910)	(103,343)
Net Increase (Decrease) —Institutional Shares	5,253,646	27,727	3,756,057	19,849
Institutional Plus Shares
Issued	15,503,083	80,386	15,373,083	81,730
Issued in Lieu of Cash Distributions	2,234,893	11,422	2,128,546	11,477
Redeemed	(24,391,482)	(125,488)	(12,055,595)	(64,467)
Net Increase (Decrease)—Institutional Plus Shares	(6,653,506)	(33,680)	5,446,034	28,740

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 13, 2017

Special 2016 tax information (unaudited) for Vanguard Institutional Index Fund

This information for the fiscal year ended December 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $4,455,110,000 of qualified dividend income to shareholders during the fiscal year.

The portfolio distributed $728,499,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For corporate shareholders, 91.1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

27

Six Months Ended December 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	6/30/2016	12/31/2016	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,078.10	$0.21
Institutional Plus Shares	1,000.00	1,078.20	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.94	$0.20
Institutional Plus Shares	1,000.00	1,025.04	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.04% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

28

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

29

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team

Mortimer J. Buckley	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings
James M. Norris

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
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vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
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find out more about this public service, call the SEC at
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q940 022017

Annual Report | December 31, 2016

Vanguard Institutional Total Stock Market
Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	9
About Your Fund’s Expenses.	56
Glossary.	58

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Institutional Total Stock Market Index Fund returned nearly 13% for the 12 months ended December 31, 2016. The fund closely tracked its target index, the CRSP US Total Market Index, and exceeded the average return of its multicapitalization core fund peers.

• The fund offers investors exposure to every segment, size, and style of the U.S. equity market.

• Small-cap stocks outperformed their large- and mid-cap counterparts, while value stocks outpaced growth.

• The fund recorded positive returns in nine of the ten market sectors. Returns surpassed 20% in four sectors and 10% in seven. The fund’s largest sector, financials, contributed most to the outcome. Only health care stocks declined.

• Over the past ten years, the fund posted an average annual return of about 7%, in line with its benchmark and more than 1 percentage point higher than its peer-fund average.

Total Returns: Fiscal Year Ended December 31, 2016
Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	12.75%
Institutional Plus Shares	12.77
CRSP US Total Market Index	12.68
Multi-Cap Core Funds Average	10.19

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Total Returns: Ten Years Ended December 31, 2016
Average
Annual Return
Institutional Total Stock Market Index Fund Institutional Shares	7.29%
Spliced Institutional Total Stock Market Index	7.23
Multi-Cap Core Funds Average	5.51
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of December 31, 2016, proved to be less dramatic. U.S. stocks posted healthy returns, and U.S. bonds provided returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

2

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	12.05%	8.59%	14.69%
Russell 2000 Index (Small-caps)	21.31	6.74	14.46
Russell 3000 Index (Broad U.S. market)	12.74	8.43	14.67
FTSE All-World ex US Index (International)	4.80	-1.16	5.52
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.65%	3.03%	2.23%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.25	4.14	3.28
Citigroup Three-Month U.S. Treasury Bill Index	0.27	0.09	0.08
CPI
Consumer Price Index	2.07%	1.18%	1.36%

3

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016.

We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017
Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see the note at the end of this letter.

4

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box titled Expect more modest returns, rely on time-tested principles for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 16, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

5

Institutional Total Stock Market Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	1.98%	2.00%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,162	3,589
Median Market Cap	$54.1B	$54.1B
Price/Earnings Ratio	24.4x	24.4x
Price/Book Ratio	2.8x	2.8x
Return on Equity	16.6%	16.4%
Earnings Growth Rate	8.0%	8.3%
Dividend Yield	2.0%	2.0%
Foreign Holdings	0.0%	0.0%
Turnover Rate	8%	—
Short-Term Reserves	-0.1%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.6%	2.6%
Consumer Goods	9.6	9.6
Consumer Services	13.1	13.0
Financials	20.6	20.7
Health Care	12.2	12.3
Industrials	13.0	12.9
Oil & Gas	7.0	7.0
Technology	16.3	16.3
Telecommunications	2.4	2.4
Utilities	3.2	3.2

Volatility Measures
CRSP US
Total Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.5%
Alphabet Inc.	Internet	2.0
Microsoft Corp.	Software	2.0
Exxon Mobil Corp.	Integrated Oil & Gas	1.6
Berkshire Hathaway Inc. Reinsurance		1.3
Johnson & Johnson	Pharmaceuticals	1.3
JPMorgan Chase & Co.	Banks	1.3
Amazon.com Inc.	Broadline Retailers	1.3
General Electric Co.	Diversified Industrials	1.2
Facebook Inc.	Internet	1.1
Top Ten		15.6%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2016. For the fiscal year ended December 31, 2016, the expense ratios were 0.04% for Institutional Shares and 0.02% for Institutional Plus Shares.

6

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $100,000,000

		Average Annual Total Returns
	Periods Ended December 31, 2016
				Final Value
	One	Five	Ten	of a $100,000,000
	Year	Years	Years	Investment
Institutional Total Stock Market Index
Fund*Institutional Shares	12.75%	14.70%	7.29%	$202,032,947
Spliced Institutional Total Stock
• Market Index	12.68	14.66	7.23	201,071,331
Multi-Cap Core Funds Average	10.19	12.37	5.51	170,984,908

For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $200,000,000
	Year	Years	Years	Investment
Institutional Total Stock Market Index Fund
Institutional Plus Shares	12.77%	14.72%	7.31%	$404,957,855
Spliced Institutional Total Stock Market Index	12.68	14.66	7.23	402,142,661

See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

Institutional Total Stock Market Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (2.6%)
	Dow Chemical Co.	1,779,339	101,814
	EI du Pont de Nemours &
	Co.	1,380,713	101,344
	Praxair Inc.	452,941	53,080
	Air Products & Chemicals
	Inc.	344,702	49,575
	Ecolab Inc.	416,731	48,849
	LyondellBasell Industries
	NV Class A	517,843	44,421
	PPG Industries Inc.	418,053	39,615
	International Paper Co.	653,059	34,651
	Nucor Corp.	505,424	30,083
	Newmont Mining Corp.	842,459	28,703
*	Freeport-McMoRan Inc.	1,943,257	25,632
	Celanese Corp. Class A	229,874	18,100
	Eastman Chemical Co.	221,406	16,652
	Mosaic Co.	556,378	16,319
	Albemarle Corp.	178,585	15,373
	International Flavors &
	Fragrances Inc.	113,509	13,375
	Steel Dynamics Inc.	367,682	13,082
	Arconic Inc.	697,032	12,923
	FMC Corp.	212,949	12,044
	CF Industries Holdings Inc.	370,094	11,651
	RPM International Inc.	212,176	11,421
	Ashland Global Holdings
	Inc.	98,797	10,798
	Avery Dennison Corp.	141,383	9,928
*	Axalta Coating Systems
	Ltd.	342,456	9,315
	United States Steel Corp.	273,459	9,027
	Reliance Steel &
	Aluminum Co.	109,634	8,720
*	Alcoa Corp.	289,854	8,139
	WR Grace & Co.	111,855	7,566
	US Silica Holdings Inc.	126,664	7,179

	Scotts Miracle-Gro Co.
	Class A	72,479	6,925
	Olin Corp.	262,763	6,729
	Royal Gold Inc.	103,827	6,577
	NewMarket Corp.	15,117	6,407
	Chemours Co.	288,674	6,377
	Huntsman Corp.	322,128	6,146
	Sensient Technologies
	Corp.	71,190	5,594
*	AK Steel Holding Corp.	496,328	5,067
*	Versum Materials Inc.	172,874	4,853
	CONSOL Energy Inc.	255,481	4,657
	Cabot Corp.	89,557	4,526
	PolyOne Corp.	133,741	4,285
	Minerals Technologies Inc.	55,422	4,281
*	Balchem Corp.	50,532	4,241
	Compass Minerals
	International Inc.	53,870	4,221
	Commercial Metals Co.	183,130	3,989
	Domtar Corp.	99,656	3,890
	HB Fuller Co.	80,068	3,868
*	Univar Inc.	131,731	3,737
*	Ingevity Corp.	67,061	3,679
	Westlake Chemical Corp.	61,767	3,458
*	Chemtura Corp.	100,526	3,337
	Worthington Industries Inc.	70,227	3,332
	Hecla Mining Co.	614,600	3,220
*	Stillwater Mining Co.	193,687	3,120
	KapStone Paper and
	Packaging Corp.	138,583	3,056
*	Platform Specialty Products
	Corp.	309,618	3,037
*	GCP Applied Technologies
	Inc.	113,341	3,032
*	Fairmount Santrol Holdings
	Inc.	247,255	2,915
	Neenah Paper Inc.	33,910	2,889
*	Cliffs Natural Resources Inc. 339,661		2,857
*	Cambrex Corp.	51,913	2,801
	Allegheny Technologies Inc.	174,512	2,780

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Coeur Mining Inc.	298,156	2,710
	Carpenter Technology Corp.	74,310	2,688
	Innospec Inc.	37,286	2,554
	Quaker Chemical Corp.	19,910	2,547
*	Clearwater Paper Corp.	37,923	2,486
	Innophos Holdings Inc.	42,440	2,218
	Kaiser Aluminum Corp.	27,745	2,155
	Stepan Co.	23,373	1,904
*	Arch Coal Inc. Class A	24,211	1,890
*	Kraton Corp.	62,734	1,787
	Aceto Corp.	81,245	1,785
	Calgon Carbon Corp.	104,616	1,778
	PH Glatfelter Co.	69,738	1,666
*	SunCoke Energy Inc.	132,960	1,508
*	Century Aluminum Co.	154,821	1,325
	Haynes International Inc.	30,361	1,305
*	Ferro Corp.	91,050	1,305
*	Westmoreland Coal Co.	70,819	1,251
	American Vanguard Corp.	64,678	1,239
	Chase Corp.	14,675	1,226
*	Koppers Holdings Inc.	30,343	1,223
	Deltic Timber Corp.	15,223	1,173
*	AdvanSix Inc.	48,538	1,075
	A Schulman Inc.	31,811	1,064
	Tronox Ltd. Class A	102,871	1,061
	Hallador Energy Co.	113,025	1,027
	Hawkins Inc.	18,122	978
*	Veritiv Corp.	16,578	891
	Tredegar Corp.	36,672	880
	Ampco-Pittsburgh Corp.	48,960	820
*	Resolute Forest Products
	Inc.	140,309	751
*	OMNOVA Solutions Inc.	73,095	731
*	Cloud Peak Energy Inc.	127,884	717
	KMG Chemicals Inc.	17,785	692
^	Kronos Worldwide Inc.	52,615	628
	Olympic Steel Inc.	21,873	530
	Rayonier Advanced
	Materials Inc.	20,736	321
	FutureFuel Corp.	21,815	303
*	CSW Industrials Inc.	7,613	281
*	Ryerson Holding Corp.	20,819	278
*	Codexis Inc.	50,575	233
	Gold Resource Corp.	52,189	227
*,^	LSB Industries Inc.	26,149	220
	Friedman Industries Inc.	30,651	204
*	Universal Stainless & Alloy
	Products Inc.	10,736	145
*,^	Golden Minerals Co.	243,316	141
*	Real Industry Inc.	22,749	139
*	Uranium Energy Corp.	110,492	124
*	Handy & Harman Ltd.	4,280	109
*	General Moly Inc.	384,371	96
*	Senomyx Inc.	66,934	64
*	Ikonics Corp.	3,253	37

*	Solitario Exploration &
	Royalty Corp.	56,237	36
*	Synalloy Corp.	1,703	19
*	NL Industries Inc.	2,169	18
*	Northern Technologies
	International Corp.	1,269	17
	United-Guardian Inc.	950	15
*	Pershing Gold Corp.	4,000	13
*	AgroFresh Solutions Inc.	3,000	8
*	Comstock Mining Inc.	21,959	6
*	TOR Minerals
	International Inc.	682	4
*	Rentech Inc.	200	—
			963,888
Consumer Goods (9.6%)
	Procter & Gamble Co.	4,243,058	356,756
	Coca-Cola Co.	6,154,765	255,177
	PepsiCo Inc.	2,274,061	237,935
	Philip Morris International
	Inc.	2,459,840	225,051
	Altria Group Inc.	3,093,359	209,173
	NIKE Inc. Class B	2,122,519	107,888
	Mondelez International
	Inc. Class A	2,329,847	103,282
	Colgate-Palmolive Co.	1,407,689	92,119
	Kraft Heinz Co.	966,835	84,424
	Reynolds American Inc.	1,359,783	76,202
	Ford Motor Co.	6,197,527	75,176
	Monsanto Co.	694,872	73,107
	General Motors Co.	2,058,152	71,706
	Kimberly-Clark Corp.	567,214	64,730
	General Mills Inc.	939,436	58,029
	Archer-Daniels-Midland
	Co.	913,706	41,711
	Constellation Brands Inc.
	Class A	267,207	40,965
*,^	Tesla Motors Inc.	191,633	40,950
	Activision Blizzard Inc.	1,059,531	38,260
*	Electronic Arts Inc.	453,677	35,732
	Newell Brands Inc.	765,587	34,183
*	Monster Beverage Corp.	680,174	30,159
	Delphi Automotive plc	433,071	29,167
	Kellogg Co.	389,631	28,720
	Tyson Foods Inc. Class A	462,191	28,508
	Conagra Brands Inc.	695,042	27,489
	Stanley Black & Decker
	Inc.	238,819	27,390
	Estee Lauder Cos. Inc.
	Class A	352,467	26,960
	Molson Coors Brewing
	Co. Class B	277,040	26,959
	Dr Pepper Snapple Group
	Inc.	294,309	26,685
	Clorox Co.	205,757	24,695
	VF Corp.	427,189	22,791

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Hershey Co.	218,129	22,561
	JM Smucker Co.	175,680	22,498
	Whirlpool Corp.	119,820	21,780
	Genuine Parts Co.	224,692	21,467
	Mead Johnson Nutrition
	Co.	293,335	20,756
*	Mohawk Industries Inc.	100,130	19,994
	Campbell Soup Co.	318,696	19,272
	Church & Dwight Co. Inc.	409,185	18,082
	McCormick & Co. Inc.	182,703	17,052
	Harley-Davidson Inc.	284,046	16,571
	Bunge Ltd.	221,526	16,003
	Snap-on Inc.	92,386	15,823
*	WhiteWave Foods Co.
	Class A	281,494	15,651
	DR Horton Inc.	572,657	15,651
	Coach Inc.	443,122	15,518
	Mattel Inc.	541,015	14,905
	Lear Corp.	112,377	14,875
	Hormel Foods Corp.	420,892	14,651
	Ingredion Inc.	114,846	14,351
*	LKQ Corp.	463,552	14,208
	Hasbro Inc.	179,289	13,947
	BorgWarner Inc.	337,750	13,321
	Lennar Corp. Class A	304,424	13,069
	Coty Inc. Class A	711,248	13,023
	Hanesbrands Inc.	600,277	12,948
	Goodyear Tire & Rubber
	Co.	417,594	12,891
	Brown-Forman Corp.
	Class B	285,729	12,835
	Harman International
	Industries Inc.	110,975	12,336
	Leucadia National Corp.	516,234	12,002
*	Middleby Corp.	91,532	11,790
	PVH Corp.	128,416	11,588
*	Michael Kors Holdings Ltd.	254,883	10,955
	Leggett & Platt Inc.	212,729	10,398
	Pinnacle Foods Inc.	187,733	10,034
*	Lululemon Athletica Inc.	151,640	9,855
*	NVR Inc.	5,881	9,815
	Gentex Corp.	456,292	8,984
*	WABCO Holdings Inc.	84,252	8,943
*	Lamb Weston Holdings Inc.	232,124	8,786
	PulteGroup Inc.	471,379	8,664
*,^	Under Armour Inc. Class A	291,680	8,473
	Ralph Lauren Corp. Class A	89,673	8,099
^	Polaris Industries Inc.	96,804	7,976
	Thor Industries Inc.	79,289	7,933
*	Post Holdings Inc.	97,711	7,855
	Brunswick Corp.	143,540	7,829
*	Under Armour Inc.	296,740	7,469
*	Toll Brothers Inc.	237,851	7,373
*	Edgewell Personal Care Co.	93,778	6,845

*	Take-Two Interactive
	Software Inc.	136,812	6,743
	Pool Corp.	63,673	6,644
	Carter’s Inc.	75,792	6,548
*	TreeHouse Foods Inc.	90,165	6,509
*	Hain Celestial Group Inc.	164,506	6,421
	Flowers Foods Inc.	296,174	5,915
*,^	Tempur Sealy International
	Inc.	78,987	5,393
*	Tenneco Inc.	85,734	5,356
*	Skechers U.S.A. Inc.
	Class A	212,656	5,227
*,^	Herbalife Ltd.	103,082	4,962
	Snyder’s-Lance Inc.	122,642	4,702
	Spectrum Brands Holdings
	Inc.	37,912	4,638
	B&G Foods Inc.	105,589	4,625
	Energizer Holdings Inc.	98,495	4,394
	Dana Inc.	229,971	4,365
	Visteon Corp.	54,088	4,345
	Lancaster Colony Corp.	30,622	4,330
*	Manitowoc Foodservice Inc. 218,540		4,224
	Nu Skin Enterprises Inc.
	Class A	84,508	4,038
	Drew Industries Inc.	37,289	4,018
	HNI Corp.	71,127	3,977
*	Kate Spade & Co.	205,100	3,829
*	Dorman Products Inc.	52,265	3,818
	CalAtlantic Group Inc.	110,259	3,750
*	Helen of Troy Ltd.	44,230	3,735
*	Vista Outdoor Inc.	95,918	3,539
	Vector Group Ltd.	155,238	3,530
*	Avon Products Inc.	697,814	3,517
*	Blue Buffalo Pet Products
	Inc.	141,606	3,404
	Tupperware Brands Corp.	64,608	3,400
*	Darling Ingredients Inc.	262,093	3,384
	Cooper Tire & Rubber Co.	86,609	3,365
	Wolverine World Wide Inc.	150,824	3,311
	Herman Miller Inc.	95,464	3,265
	Fresh Del Monte Produce
	Inc.	53,231	3,227
	J&J Snack Foods Corp.	23,854	3,183
*	Steven Madden Ltd.	88,130	3,151
	Dean Foods Co.	144,654	3,151
*	iRobot Corp.	53,568	3,131
*	Zynga Inc. Class A	1,162,087	2,987
*	ACCO Brands Corp.	227,683	2,971
	Sanderson Farms Inc.	30,857	2,908
*	Cooper-Standard Holdings
	Inc.	28,027	2,897
	La-Z-Boy Inc.	92,466	2,871
*	Deckers Outdoor Corp.	51,212	2,837
*	TRI Pointe Group Inc.	234,558	2,693
	KB Home	164,939	2,608

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Universal Corp.	40,583	2,587
	Columbia Sportswear Co.	44,338	2,585
	WD-40 Co.	21,713	2,538
*	Central Garden & Pet Co.
	Class A	78,407	2,423
*	Boston Beer Co. Inc.
	Class A	14,101	2,395
	Nutrisystem Inc.	68,222	2,364
	Andersons Inc.	52,860	2,363
	Knoll Inc.	82,527	2,305
	Steelcase Inc. Class A	128,318	2,297
	Schweitzer-Mauduit
	International Inc.	50,099	2,281
	Interface Inc. Class A	122,526	2,273
*	Meritage Homes Corp.	63,258	2,201
*	American Axle &
	Manufacturing Holdings
	Inc.	114,026	2,201
	Ethan Allen Interiors Inc.	59,579	2,195
	Briggs & Stratton Corp.	98,473	2,192
	Standard Motor Products
	Inc.	40,303	2,145
	Cal-Maine Foods Inc.	45,671	2,018
*	Cavco Industries Inc.	20,153	2,012
*	Gentherm Inc.	58,575	1,983
	Pilgrim’s Pride Corp.	103,335	1,962
	Coca-Cola Bottling Co.
	Consolidated	10,682	1,910
*	Select Comfort Corp.	84,456	1,910
*	G-III Apparel Group Ltd.	62,526	1,848
	MDC Holdings Inc.	71,899	1,845
*	Fossil Group Inc.	66,446	1,718
*,^	Fitbit Inc. Class A	224,635	1,644
	John B Sanfilippo & Son
	Inc.	23,145	1,629
*	US Foods Holding Corp.	58,067	1,596
*	Unifi Inc.	46,571	1,520
	Inter Parfums Inc.	44,624	1,461
	Callaway Golf Co.	132,693	1,454
*	Seaboard Corp.	360	1,423
*	Nautilus Inc.	76,570	1,417
	Medifast Inc.	33,570	1,398
	Winnebago Industries Inc.	43,831	1,387
	Movado Group Inc.	47,938	1,378
*	USANA Health Sciences Inc.	22,430	1,373
*	Beazer Homes USA Inc.	99,426	1,322
*	Central Garden & Pet Co.	39,824	1,318
	Calavo Growers Inc.	21,145	1,298
	Oxford Industries Inc.	21,579	1,298
*	Modine Manufacturing Co.	86,477	1,288
*	Wayfair Inc.	35,345	1,239
^	Tootsie Roll Industries Inc.	30,613	1,217
	Flexsteel Industries Inc.	19,486	1,202
*	Motorcar Parts of America
	Inc.	43,131	1,161

	Bassett Furniture
	Industries Inc.	37,767	1,148
	Culp Inc.	29,737	1,105
*	Crocs Inc.	149,814	1,028
*	Farmer Brothers Co.	27,582	1,012
*	Universal Electronics Inc.	15,679	1,012
*	Perry Ellis International Inc.	39,234	977
	Superior Industries
	International Inc.	35,606	938
*	Iconix Brand Group Inc.	96,145	898
*	M/I Homes Inc.	32,976	830
*	Omega Protein Corp.	32,711	819
*	Federal-Mogul Holdings
	Corp.	78,601	810
	Lennar Corp. Class B	22,644	781
	National Beverage Corp.	14,858	759
*	Taylor Morrison Home Corp.
	Class A	39,288	757
*,^	Jamba Inc.	72,175	743
*,^	GoPro Inc. Class A	83,003	723
	Hooker Furniture Corp.	17,970	682
*	Stoneridge Inc.	35,053	620
*	Eastman Kodak Co.	39,871	618
*	Arctic Cat Inc.	39,401	592
*	Revlon Inc. Class A	19,900	580
	Libbey Inc.	25,544	497
	National Presto Industries
	Inc.	4,575	487
*	Primo Water Corp.	38,032	467
	MGP Ingredients Inc.	9,343	467
	Alico Inc.	16,932	460
*	Cherokee Inc.	42,923	451
*	Alliance One International
	Inc.	22,690	436
*	Fox Factory Holding Corp.	15,684	435
	Tower International Inc.	15,061	427
	Phibro Animal Health Corp.
	Class A	13,665	400
*	Vera Bradley Inc.	34,158	400
*,^	Glu Mobile Inc.	199,352	387
	Weyco Group Inc.	11,573	362
*	Core Molding Technologies
	Inc.	20,725	355
	AdvancePierre Foods
	Holdings Inc.	11,630	346
	Marine Products Corp.	22,403	311
*,^	JAKKS Pacific Inc.	53,883	277
	Valvoline Inc.	12,819	276
*	Hovnanian Enterprises Inc.
	Class A	91,200	249
*	Lifeway Foods Inc.	19,531	225
	Nutraceutical International
	Corp.	6,285	220
*	ZAGG Inc.	30,892	219
*,^	LGI Homes Inc.	7,514	216

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Strattec Security Corp.	5,352	216
*	Lifevantage Corp.	24,901	203
	Oil-Dri Corp. of America	5,275	202
	Lifetime Brands Inc.	11,235	199
	Johnson Outdoors Inc.
	Class A	5,006	199
*	Shiloh Industries Inc.	28,486	197
	Limoneira Co.	9,066	195
	Camping World Holdings Inc.
	Class A	5,805	189
*	Inventure Foods Inc.	18,959	187
*	Sequential Brands Group Inc.	39,641	186
	Escalade Inc.	13,847	183
*	Dixie Group Inc.	49,812	179
*	Craft Brew Alliance Inc.	10,411	176
	Nature’s Sunshine Products
	Inc.	10,016	150
	Mannatech Inc.	7,199	146
*	Black Diamond Inc.	27,241	146
*	Natural Alternatives
	International Inc.	12,166	137
*	Coffee Holding Co. Inc.	27,694	129
*	S&W Seed Co.	27,184	125
	Orchids Paper Products Co.	4,683	123
*	elf Beauty Inc.	4,051	117
*	William Lyon Homes Class A	6,000	114
*	Delta Apparel Inc.	5,153	107
*	Acushnet Holdings Corp.	5,367	106
	LS Starrett Co. Class A	11,175	104
*	WCI Communities Inc.	3,707	87
	Rocky Brands Inc.	6,414	74
*	Seneca Foods Corp. Class A	1,806	72
*	Malibu Boats Inc. Class A	3,100	59
*	US Auto Parts Network Inc.	16,787	59
	Titan International Inc.	4,544	51
	Superior Uniform Group Inc.	2,555	50
*	Female Health Co.	52,315	48
*	Summer Infant Inc.	22,600	46
*,^	Amplify Snack Brands Inc.	5,173	46
*	Zedge Inc. Class B	14,082	44
*	Emerson Radio Corp.	37,808	40
	Acme United Corp.	1,375	35
	Crown Crafts Inc.	4,278	33
*	Skyline Corp.	2,012	31
*	Freshpet Inc.	3,032	31
*,^	Vuzix Corp.	3,300	22
*	Lakeland Industries Inc.	1,900	20
	MCBC Holdings Inc.	1,211	18
	CompX International Inc.	1,065	17
*	Century Communities Inc.	789	17
	Stanley Furniture Co. Inc.	15,291	14
*	Willamette Valley Vineyards
	Inc.	1,400	11
*	DS Healthcare Group Inc.	11,481	8

*	Crystal Rock Holdings Inc.	7,780	6
*	Cyanotech Corp.	997	4
			3,575,954
Consumer Services (13.0%)
*	Amazon.com Inc.	640,412	480,226
	Comcast Corp. Class A	3,779,461	260,972
	Home Depot Inc.	1,931,728	259,006
	Walt Disney Co.	2,271,162	236,701
	Wal-Mart Stores Inc.	2,452,361	169,507
	McDonald’s Corp.	1,316,820	160,283
	CVS Health Corp.	1,693,263	133,615
	Starbucks Corp.	2,192,333	121,718
	Walgreens Boots Alliance
	Inc.	1,461,000	120,912
*	Priceline Group Inc.	78,242	114,707
	Time Warner Inc.	1,163,661	112,328
	Costco Wholesale Corp.	693,204	110,989
	Lowe’s Cos. Inc.	1,389,400	98,814
*	Charter Communications
	Inc. Class A	322,643	92,895
*	Netflix Inc.	646,661	80,057
	TJX Cos. Inc.	990,030	74,381
	Target Corp.	892,275	64,449
	Delta Air Lines Inc.	1,189,127	58,493
	Kroger Co.	1,495,284	51,602
	McKesson Corp.	358,297	50,323
*	eBay Inc.	1,686,215	50,064
	Southwest Airlines Co.	974,941	48,591
	Twenty-First Century Fox
	Inc. Class A	1,678,625	47,069
	Sysco Corp.	781,932	43,296
*	O’Reilly Automotive Inc.	150,090	41,787
	Ross Stores Inc.	628,010	41,197
	Marriott International Inc.
	Class A	464,485	38,404
	CBS Corp. Class B	602,312	38,319
	American Airlines Group
	Inc.	781,878	36,506
	Cardinal Health Inc.	505,857	36,407
*	AutoZone Inc.	45,843	36,206
	Yum! Brands Inc.	553,552	35,056
	Las Vegas Sands Corp.	630,923	33,698
	Dollar General Corp.	447,576	33,152
	Omnicom Group Inc.	375,701	31,976
*	United Continental
	Holdings Inc.	435,117	31,711
	Carnival Corp.	597,804	31,122
*	Dollar Tree Inc.	355,407	27,430
	Hilton Worldwide
	Holdings Inc.	942,869	25,646
	L Brands Inc.	387,984	25,545
*	Ulta Salon Cosmetics &
	Fragrance Inc.	94,080	23,985
	Nielsen Holdings plc	567,786	23,819

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Royal Caribbean Cruises
	Ltd.	273,391	22,429
*	MGM Resorts
	International	772,836	22,281
	Expedia Inc.	195,971	22,200
	AmerisourceBergen Corp.
	Class A	262,199	20,501
	Viacom Inc. Class B	567,305	19,912
*	DISH Network Corp.
	Class A	341,711	19,795
*	CarMax Inc.	304,161	19,585
	Advance Auto Parts Inc.	111,132	18,795
	Best Buy Co. Inc.	427,010	18,221
	Macy’s Inc.	489,634	17,534
*	Chipotle Mexican Grill Inc.
	Class A	46,253	17,452
	Alaska Air Group Inc.	195,549	17,351
	Twenty-First Century Fox
	Inc.	633,161	17,254
	Tractor Supply Co.	212,321	16,096
	Whole Foods Market Inc.	506,430	15,578
	Tiffany & Co.	198,392	15,362
	Foot Locker Inc.	215,021	15,243
	Interpublic Group of Cos.
	Inc.	636,729	14,906
	Darden Restaurants Inc.	195,169	14,193
	Kohl’s Corp.	284,413	14,044
	Aramark	387,571	13,844
*	Rite Aid Corp.	1,666,615	13,733
*	Liberty Interactive Corp.
	QVC Group Class A	674,099	13,469
	Wyndham Worldwide
	Corp.	174,814	13,351
	Domino’s Pizza Inc.	76,772	12,225
^	Sirius XM Holdings Inc.	2,710,688	12,063
*	JetBlue Airways Corp.	515,046	11,547
	Signet Jewelers Ltd.	119,713	11,284
	Wynn Resorts Ltd.	129,227	11,179
*	Norwegian Cruise Line
	Holdings Ltd.	253,004	10,760
	FactSet Research
	Systems Inc.	64,595	10,557
*	Discovery Communications
	Inc.	360,501	9,654
*	Liberty Media Corp-Liberty
	SiriusXM	283,610	9,620
*	Burlington Stores Inc.	113,488	9,618
	Bed Bath & Beyond Inc.	233,410	9,486
	Staples Inc.	1,035,146	9,368
	KAR Auction Services Inc.	219,472	9,354
	Vail Resorts Inc.	57,436	9,265
^	Nordstrom Inc.	192,735	9,238
	Scripps Networks
	Interactive Inc. Class A	128,597	9,178
	News Corp. Class A	792,618	9,083

*	Copart Inc.	156,474	8,670
*	VCA Inc.	122,231	8,391
*	TripAdvisor Inc.	179,523	8,324
	Service Corp. International	292,617	8,310
*	ServiceMaster Global
	Holdings Inc.	215,555	8,120
	H&R Block Inc.	351,646	8,084
	Gap Inc.	347,520	7,798
	Sabre Corp.	309,644	7,726
	Dunkin’ Brands Group Inc.	145,859	7,649
	Casey’s General Stores Inc.	62,261	7,402
	TEGNA Inc.	340,918	7,292
*	Panera Bread Co. Class A	35,407	7,262
	Six Flags Entertainment
	Corp.	118,166	7,085
	Dick’s Sporting Goods Inc.	132,997	7,062
	Dun & Bradstreet Corp.	57,671	6,997
*	Discovery Communications
	Inc. Class A	240,067	6,580
*	Spirit Airlines Inc.	111,563	6,455
	Cinemark Holdings Inc.	166,383	6,382
^	Cracker Barrel Old Country
	Store Inc.	38,152	6,371
	Williams-Sonoma Inc.	127,666	6,178
*	Sally Beauty Holdings Inc.	232,908	6,153
	Jack in the Box Inc.	51,938	5,798
	CST Brands Inc.	120,365	5,796
*	Live Nation Entertainment
	Inc.	209,965	5,585
*	AutoNation Inc.	113,693	5,531
*	Madison Square Garden
	Co. Class A	31,052	5,326
	Rollins Inc.	156,835	5,298
*	GrubHub Inc.	135,879	5,112
*	Cabela’s Inc.	86,894	5,088
*	AMC Networks Inc.
	Class A	95,337	4,990
*	Bright Horizons Family
	Solutions Inc.	70,200	4,915
	Texas Roadhouse Inc.
	Class A	100,812	4,863
*	Liberty Media Corp-Liberty
	SiriusXM	138,319	4,775
*	Avis Budget Group Inc.	130,005	4,769
*	Hawaiian Holdings Inc.	81,052	4,620
*	Pandora Media Inc.	349,657	4,560
	Cable One Inc.	7,270	4,520
*	Buffalo Wild Wings Inc.	29,190	4,507
*	Grand Canyon Education
	Inc.	75,210	4,396
*	Beacon Roofing Supply Inc.	95,352	4,393
	Cheesecake Factory Inc.	72,967	4,369
	Tribune Media Co. Class A	122,509	4,285
*	Yelp Inc. Class A	111,991	4,270

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Sprouts Farmers Market
	Inc.	224,486	4,247
	GameStop Corp. Class A	165,399	4,178
	Wendy’s Co.	305,222	4,127
	Lions Gate Entertainment
	Corp. Class B	165,785	4,068
	Brinker International Inc.	81,696	4,046
	John Wiley & Sons Inc.
	Class A	73,498	4,006
	American Eagle Outfitters
	Inc.	260,237	3,948
	Chemed Corp.	24,537	3,936
	Office Depot Inc.	865,612	3,913
*	JC Penney Co. Inc.	464,619	3,861
*	United Natural Foods Inc.	80,120	3,823
	Dolby Laboratories Inc.
	Class A	83,557	3,776
*	Dave & Buster’s
	Entertainment Inc.	67,043	3,775
	Papa John’s International
	Inc.	43,913	3,758
	Matthews International
	Corp. Class A	48,758	3,747
	Aaron’s Inc.	115,978	3,710
*	Murphy USA Inc.	59,375	3,650
	Sinclair Broadcast Group
	Inc. Class A	108,916	3,632
*	Michaels Cos. Inc.	177,072	3,621
	Meredith Corp.	60,313	3,568
	Big Lots Inc.	70,678	3,549
	Allegiant Travel Co. Class A	21,061	3,505
^	Regal Entertainment Group
	Class A	169,517	3,492
*	Five Below Inc.	87,015	3,477
	Hillenbrand Inc.	90,492	3,470
	AMERCO	9,370	3,463
*	Urban Outfitters Inc.	121,533	3,461
	Lithia Motors Inc. Class A	35,542	3,442
	Graham Holdings Co.
	Class B	6,698	3,429
*	Liberty Expedia Holdings
	Inc. Class A	86,148	3,417
*	Media General Inc.	175,639	3,307
	ILG Inc.	180,023	3,271
	Bloomin’ Brands Inc.	179,023	3,228
	Churchill Downs Inc.	21,072	3,170
*	Acxiom Corp.	116,961	3,135
	Core-Mark Holding Co. Inc.	70,612	3,041
	Choice Hotels International
	Inc.	53,638	3,006
*	Sotheby’s	74,925	2,987
*	Caesars Acquisition Co.
	Class A	220,831	2,981
	Children’s Place Inc.	29,124	2,940

^	Nexstar Broadcasting Group
	Inc. Class A	46,317	2,932
	Chico’s FAS Inc.	201,641	2,902
*	WebMD Health Corp.	57,864	2,868
	SkyWest Inc.	78,309	2,854
	DeVry Education Group Inc.	90,573	2,826
	Caleres Inc.	85,980	2,822
	Monro Muffler Brake Inc.	49,197	2,814
	Penske Automotive Group
	Inc.	53,872	2,793
	Extended Stay America Inc.	172,543	2,787
*	Stamps.com Inc.	24,046	2,757
	Marriott Vacations
	Worldwide Corp.	32,384	2,748
*	Hyatt Hotels Corp. Class A	49,553	2,738
	Time Inc.	152,752	2,727
	New York Times Co.
	Class A	204,589	2,721
	PriceSmart Inc.	31,908	2,664
*	Shutterfly Inc.	52,212	2,620
	Group 1 Automotive Inc.	33,607	2,619
*	Boyd Gaming Corp.	126,137	2,544
	SpartanNash Co.	64,202	2,539
	Scholastic Corp.	53,246	2,529
*	Hertz Global Holdings Inc.	115,112	2,482
*	Popeyes Louisiana Kitchen
	Inc.	40,820	2,469
	DSW Inc. Class A	108,336	2,454
*	Belmond Ltd. Class A	182,921	2,442
	Bob Evans Farms Inc.	45,295	2,410
	Morningstar Inc.	32,488	2,390
^	AMC Entertainment
	Holdings Inc.	70,325	2,366
	Capella Education Co.	26,813	2,354
*	Asbury Automotive Group
	Inc.	37,651	2,323
*	Groupon Inc. Class A	684,575	2,273
*	Liberty Media Corp-Liberty
	Media	71,712	2,247
*	Genesco Inc.	36,165	2,246
*	Denny’s Corp.	169,423	2,174
*	comScore Inc.	67,995	2,147
*	Houghton Mifflin Harcourt
	Co.	197,353	2,141
*	MSG Networks Inc.	98,437	2,116
	SeaWorld Entertainment
	Inc.	111,293	2,107
	DineEquity Inc.	27,069	2,084
*	La Quinta Holdings Inc.	144,752	2,057
	Lions Gate Entertainment
	Corp. Class A	76,320	2,053
*	SUPERVALU Inc.	436,635	2,039
	Sonic Corp.	75,867	2,011
*	BJ’s Restaurants Inc.	50,479	1,984
	Dillard’s Inc. Class A	31,576	1,980

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Tailored Brands Inc.	76,841	1,963
*,^	RH	62,206	1,910
	Gannett Co. Inc.	188,911	1,834
*	Rush Enterprises Inc.
	Class A	55,398	1,767
*	Ascena Retail Group Inc.	285,108	1,765
	HSN Inc.	51,149	1,754
	Ingles Markets Inc. Class A	35,942	1,729
*	Strayer Education Inc.	21,396	1,725
*	Liberty TripAdvisor Holdings
	Inc. Class A	111,154	1,673
	Barnes & Noble Inc.	146,361	1,632
*	Isle of Capri Casinos Inc.	64,523	1,593
*	Francesca’s Holdings Corp.	87,071	1,570
	Cato Corp. Class A	51,937	1,562
*	Hibbett Sports Inc.	41,737	1,557
	International Speedway
	Corp. Class A	42,171	1,552
*	Gray Television Inc.	141,697	1,537
	Red Rock Resorts Inc.
	Class A	64,527	1,496
	PetMed Express Inc.	64,090	1,479
*	Herc Holdings Inc.	36,441	1,463
*	Ollie’s Bargain Outlet
	Holdings Inc.	51,336	1,461
	Blue Nile Inc.	35,269	1,433
	Finish Line Inc. Class A	75,425	1,419
	Carriage Services Inc.
	Class A	48,444	1,387
*	Express Inc.	128,172	1,379
	National CineMedia Inc.	92,869	1,368
*	Pinnacle Entertainment Inc.	93,841	1,361
*	Scientific Games Corp.
	Class A	96,960	1,357
	Pier 1 Imports Inc.	158,628	1,355
*	EW Scripps Co. Class A	69,228	1,338
	Abercrombie & Fitch Co.	109,443	1,313
*	Penn National Gaming Inc.	95,162	1,312
*	Chuy’s Holdings Inc.	40,257	1,306
^	Fred’s Inc. Class A	68,608	1,273
*	Etsy Inc.	107,271	1,264
	GNC Holdings Inc. Class A	110,276	1,217
*	Regis Corp.	83,425	1,211
*	Bankrate Inc.	108,362	1,197
*	XO Group Inc.	61,388	1,194
	Weis Markets Inc.	17,604	1,177
	Guess? Inc.	95,638	1,157
*	Red Robin Gourmet
	Burgers Inc.	20,390	1,150
*	Liberty Media Corp-Liberty
	Media Class A	36,679	1,150
*	Biglari Holdings Inc.	2,345	1,110
*	Angie’s List Inc.	132,903	1,094
*	Vitamin Shoppe Inc.	45,439	1,079

^	Buckle Inc.	46,518	1,061
*	1-800-Flowers.com Inc.
	Class A	99,071	1,060
*	Performance Food Group
	Co.	43,827	1,052
*	Liberty Media Corp-Liberty
	Braves	50,943	1,049
*	American Public Education
	Inc.	42,464	1,042
*	America’s Car-Mart Inc.	23,137	1,012
*	Diplomat Pharmacy Inc.	78,299	987
	Entercom Communications
	Corp. Class A	62,778	961
*	Clean Energy Fuels Corp.	332,841	952
	Planet Fitness Inc. Class A	47,353	952
	Marcus Corp.	30,097	948
	Rent-A-Center Inc.	83,791	943
*	Fiesta Restaurant Group
	Inc.	31,524	941
	ClubCorp Holdings Inc.	65,409	939
	Big 5 Sporting Goods Corp.	51,159	888
	Sonic Automotive Inc.
	Class A	38,208	875
	Haverty Furniture Cos. Inc.	36,631	868
*	Build-A-Bear Workshop Inc.	60,373	830
*	Tuesday Morning Corp.	145,725	787
*	Apollo Education Group Inc.	78,150	774
	CSS Industries Inc.	27,703	750
*	FTD Cos. Inc.	31,088	741
*	Autobytel Inc.	54,556	734
	New Media Investment
	Group Inc.	45,883	734
*,^	Weight Watchers
	International Inc.	62,187	712
*	Overstock.com Inc.	40,464	708
*	Lumber Liquidators
	Holdings Inc.	44,129	695
	Ruth’s Hospitality Group
	Inc.	36,923	676
*	Century Casinos Inc.	81,651	672
*	Quotient Technology Inc.	62,461	671
*	MarineMax Inc.	34,378	665
	Wingstop Inc.	22,210	657
	Clear Channel Outdoor
	Holdings Inc. Class A	129,972	656
	Entravision
	Communications Corp.
	Class A	92,516	648
*,^	Sears Holdings Corp.	68,808	639
*	Liquidity Services Inc.	65,391	638
	Citi Trends Inc.	33,553	632
*	K12 Inc.	36,165	621
*	Carrols Restaurant Group
	Inc.	40,549	618

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	World Wrestling
	Entertainment Inc.
	Class A	33,116	609
*	Party City Holdco Inc.	40,872	580
*	Titan Machinery Inc.	39,377	574
	A H Belo Corp. Class A	90,301	573
*	Barnes & Noble Education
	Inc.	49,703	570
*	Conn’s Inc.	44,330	561
*	Caesars Entertainment Corp.	62,293	529
*	Kirkland’s Inc.	31,646	491
*	Zumiez Inc.	22,035	481
	Shoe Carnival Inc.	17,467	471
	Collectors Universe Inc.	22,039	468
*	Monarch Casino & Resort
	Inc.	17,984	464
*	Del Frisco’s Restaurant
	Group Inc.	26,814	456
*	Ascent Capital Group Inc.
	Class A	27,699	450
	Speedway Motorsports Inc.	20,587	446
*	Tile Shop Holdings Inc.	22,642	443
*,^	Lands’ End Inc.	28,589	433
*	Career Education Corp.	42,462	428
*	Shake Shack Inc. Class A	11,690	418
*	Leaf Group Ltd.	62,994	413
*	Chefs’ Warehouse Inc.	25,911	409
*	Bridgepoint Education Inc.	38,451	390
*	Ruby Tuesday Inc.	114,376	369
*	SiteOne Landscape Supply
	Inc.	10,400	361
*	Destination XL Group Inc.	82,862	352
*	Providence Service Corp.	8,902	339
*	Lee Enterprises Inc.	116,251	337
	MDC Partners Inc. Class A	50,807	333
*	J Alexander’s Holdings Inc.	30,023	323
*	Reading International Inc.
	Class A	19,360	321
*	RetailMeNot Inc.	34,075	317
*	SP Plus Corp.	11,236	316
*	Daily Journal Corp.	1,275	308
*	Liberty Media Corp-Liberty
	Braves	14,955	306
*	Zoe’s Kitchen Inc.	12,695	305
*	Cambium Learning Group
	Inc.	58,356	291
*	Gaia Inc. Class A	33,386	289
*	Christopher & Banks Corp.	122,373	286
*	Marchex Inc. Class B	103,454	274
*	Eldorado Resorts Inc.	15,423	261
*	TrueCar Inc.	20,600	258
*	Natural Grocers by Vitamin
	Cottage Inc.	19,620	233
*	Smart & Final Stores Inc.	16,517	233
*	RealNetworks Inc.	42,363	206

*	Global Eagle Entertainment
	Inc.	31,525	204
*	Care.com Inc.	23,499	201
*	Bon-Ton Stores Inc.	129,935	191
*	tronc Inc.	12,900	179
*	Town Sports International
	Holdings Inc.	65,935	165
	Stein Mart Inc.	29,959	164
	Saga Communications Inc.
	Class A	3,223	162
	Stage Stores Inc.	36,773	161
*	Bravo Brio Restaurant
	Group Inc.	41,392	157
*	TheStreet Inc.	181,048	154
*	Luby’s Inc.	35,510	152
	McClatchy Co. Class A	11,484	151
	Harte-Hanks Inc.	95,721	145
*	Famous Dave’s of America
	Inc.	25,956	128
*	Rubicon Project Inc.	16,169	120
*	EVINE Live Inc.	78,989	118
*	West Marine Inc.	11,266	118
	RCI Hospitality Holdings Inc.	6,664	114
*	Chegg Inc.	14,854	110
*	QuinStreet Inc.	27,046	102
*	Del Taco Restaurants Inc.	7,200	102
	Ark Restaurants Corp.	3,854	93
	Village Super Market Inc.
	Class A	3,022	93
	Destination Maternity Corp.	17,667	91
*	Avid Technology Inc.	20,459	90
*	Potbelly Corp.	6,657	86
*,^	hhgregg Inc.	57,211	82
*	Boot Barn Holdings Inc.	6,517	82
*	Red Lion Hotels Corp.	9,601	80
	CBS Corp. Class A	1,214	78
*	New York & Co. Inc.	34,183	78
*	Radio One Inc.	25,730	75
*,^	Rave Restaurant Group Inc.	39,164	74
*	Noodles & Co. Class A	17,000	70
	Salem Media Group Inc.
	Class A	10,229	64
^	bebe stores inc	12,463	63
*	Dover Downs Gaming &
	Entertainment Inc.	52,774	54
	Liberty Tax Inc.	4,055	54
*	Diversified Restaurant
	Holdings Inc.	34,766	49
*	Cumulus Media Inc.
	Class A	44,781	46
*	Spark Networks Inc.	53,035	45
*	El Pollo Loco Holdings Inc.	3,512	43
	News Corp. Class B	3,627	43
*	TechTarget Inc.	5,000	43
*	Fogo De Chao Inc.	2,919	42

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	WeCast Network Inc.	23,900	29
*	Container Store Group
	Inc.	4,572	29
	Natural Health Trends
	Corp.	1,000	25
*	Bojangles’ Inc.	1,200	22
	Golden Entertainment Inc.	1,523	18
*	Insignia Systems Inc.	7,050	17
*	Digital Turbine Inc.	24,819	17
*	Trade Desk Inc. Class A	511	14
*	Papa Murphy’s Holdings
	Inc.	3,000	13
^	National American
	University Holdings Inc.	5,908	12
	Educational Development
	Corp.	1,122	11
*	Gordmans Stores Inc.	12,763	9
	Flanigan’s Enterprises Inc.	329	8
*	Tilly’s Inc. Class A	603	8
	Emmis Communications
	Corp. Class A	2,200	7
	Gaming Partners
	International Corp.	609	7
*	MaxPoint Interactive Inc.	1,134	7
*	Radio One Inc. Class A	1,680	5
*	PCM Inc.	63	1
*	Profire Energy Inc.	171	—
*	SPAR Group Inc.	29	—
*	Universal Travel Group	118	—
			4,851,604
Financials (20.5%)
	JPMorgan Chase & Co.	5,673,746	489,588
*	Berkshire Hathaway Inc.
	Class B	2,982,496	486,087
	Wells Fargo & Co.	7,167,071	394,977
	Bank of America Corp.	16,022,581	354,099
	Citigroup Inc.	4,518,530	268,536
	Visa Inc. Class A	2,961,252	231,037
	Mastercard Inc. Class A	1,526,261	157,586
	Goldman Sachs Group
	Inc.	566,790	135,718
	US Bancorp	2,560,324	131,524
	American International
	Group Inc.	1,631,567	106,558
	Morgan Stanley	2,231,239	94,270
	Chubb Ltd.	701,618	92,698
	American Express Co.	1,235,825	91,550
	PNC Financial Services
	Group Inc.	772,840	90,391
	Simon Property Group
	Inc.	498,960	88,650
	Bank of New York Mellon
	Corp.	1,594,852	75,564
	MetLife Inc.	1,396,096	75,236
	Charles Schwab Corp.	1,890,667	74,625

American Tower
Corporation	675,593	71,397
Prudential Financial Inc.	683,042	71,077
Capital One Financial Corp.	766,120	66,836
BlackRock Inc.	166,831	63,486
BB&T Corp.	1,285,025	60,422
CME Group Inc.	511,097	58,955
Travelers Cos. Inc.	451,269	55,244
Marsh & McLennan Cos.
Inc.	816,476	55,186
Intercontinental Exchange
Inc.	946,177	53,383
Public Storage	234,070	52,315
Crown Castle International
Corp.	572,861	49,707
Synchrony Financial	1,311,210	47,558
Aon plc	417,710	46,587
Aflac Inc.	650,419	45,269
Discover Financial
Services	626,526	45,166
S&P Global Inc.	411,603	44,264
Prologis Inc.	833,862	44,020
Allstate Corp.	583,166	43,224
State Street Corp.	552,128	42,911
SunTrust Banks Inc.	779,847	42,775
Equinix Inc.	112,861	40,338
AvalonBay Communities
Inc.	218,031	38,624
Welltower Inc.	574,885	38,477
Equity Residential	580,517	37,362
Weyerhaeuser Co.	1,189,051	35,779
Ventas Inc.	561,493	35,105
M&T Bank Corp.	220,935	34,561
Progressive Corp.	924,136	32,807
Fifth Third Bancorp	1,200,373	32,374
KeyCorp	1,718,271	31,393
Boston Properties Inc.	243,995	30,690
Northern Trust Corp.	341,934	30,449
Citizens Financial Group
Inc.	810,649	28,883
Hartford Financial Services
Group Inc.	598,228	28,506
Vornado Realty Trust	269,965	28,176
Regions Financial Corp.	1,957,023	28,103
Ameriprise Financial Inc.	252,970	28,064
T. Rowe Price Group Inc.	369,561	27,813
Principal Financial Group
Inc.	456,596	26,419
Willis Towers Watson plc	208,211	25,460
Digital Realty Trust Inc.	252,476	24,808
General Growth Properties
Inc.	984,937	24,604
Moody’s Corp.	259,626	24,475
Lincoln National Corp.	366,577	24,293
Essex Property Trust Inc.	104,092	24,201

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Realty Income Corp.	410,929	23,620
	Huntington Bancshares
	Inc.	1,722,634	22,773
	First Republic Bank	243,622	22,447
	Equifax Inc.	189,477	22,402
	Host Hotels & Resorts
	Inc.	1,179,580	22,223
	HCP Inc.	743,112	22,085
	Franklin Resources Inc.	540,445	21,391
	Loews Corp.	455,222	21,318
*	IHS Markit Ltd.	568,924	20,146
	Invesco Ltd.	651,215	19,758
*	Markel Corp.	21,109	19,093
	Comerica Inc.	276,218	18,813
	Cincinnati Financial Corp.	248,352	18,813
	Mid-America Apartment
	Communities Inc.	180,654	17,690
	SL Green Realty Corp.	160,740	17,288
*	Liberty Broadband Corp.	230,187	17,050
	Western Union Co.	774,822	16,829
	TD Ameritrade Holding
	Corp.	376,277	16,406
	Unum Group	372,737	16,374
	Federal Realty Investment
	Trust	113,448	16,122
	Kimco Realty Corp.	640,248	16,109
	Annaly Capital
	Management Inc.	1,615,588	16,107
*	Arch Capital Group Ltd.	185,230	15,983
	XL Group Ltd.	426,097	15,876
	UDR Inc.	424,320	15,479
	Macerich Co.	216,706	15,351
*	E*TRADE Financial Corp.	434,820	15,067
	Duke Realty Corp.	562,482	14,940
	Extra Space Storage Inc.	190,158	14,688
	Arthur J Gallagher & Co.	281,637	14,634
*	CBRE Group Inc. Class A	455,413	14,341
*	SVB Financial Group	82,753	14,205
*	Alleghany Corp.	23,300	14,169
	FNF Group	414,180	14,066
	Raymond James Financial
	Inc.	202,529	14,029
	Zions Bancorporation	325,587	14,013
	Alexandria Real Estate
	Equities Inc.	125,961	13,998
	CIT Group Inc.	320,925	13,697
	Ally Financial Inc.	709,477	13,494
	Torchmark Corp.	180,781	13,334
	VEREIT Inc.	1,533,667	12,975
*	Berkshire Hathaway Inc.
	Class A	53	12,938
	Iron Mountain Inc.	397,329	12,905
	Reinsurance Group of
	America Inc. Class A	101,905	12,823

*	Affiliated Managers Group
	Inc.	87,013	12,643
	Nasdaq Inc.	184,340	12,373
*	Signature Bank	82,290	12,360
	Voya Financial Inc.	308,229	12,089
	Brixmor Property Group Inc.	484,333	11,827
	MSCI Inc. Class A	149,323	11,764
	New York Community
	Bancorp Inc.	736,406	11,716
	Camden Property Trust	139,076	11,692
	East West Bancorp Inc.	229,354	11,658
	Regency Centers Corp.	166,289	11,466
	SEI Investments Co.	231,050	11,405
	Apartment Investment &
	Management Co.	249,188	11,326
	Everest Re Group Ltd.	51,334	11,109
	Kilroy Realty Corp.	146,762	10,746
	PacWest Bancorp	190,802	10,387
	National Retail Properties
	Inc.	233,805	10,334
	American Campus
	Communities Inc.	207,591	10,332
	WP Carey Inc.	168,249	9,942
	WR Berkley Corp.	146,509	9,744
	American Financial Group
	Inc.	110,487	9,736
	Bank of the Ozarks Inc.	183,003	9,624
	Omega Healthcare
	Investors Inc.	307,717	9,619
	People’s United Financial
	Inc.	494,971	9,583
	CBOE Holdings Inc.	129,247	9,550
	AGNC Investment Corp.	526,627	9,548
	Gaming and Leisure
	Properties Inc.	309,611	9,480
	Endurance Specialty
	Holdings Ltd.	102,032	9,428
	Axis Capital Holdings Ltd.	144,165	9,410
	Liberty Property Trust	233,297	9,215
	Starwood Property Trust
	Inc.	407,141	8,937
	RenaissanceRe Holdings
	Ltd.	65,258	8,889
	Lamar Advertising Co.
	Class A	131,662	8,853
	Equity LifeStyle Properties
	Inc.	122,081	8,802
	Lazard Ltd. Class A	206,419	8,482
	Assurant Inc.	90,228	8,379
	MarketAxess Holdings Inc.	56,842	8,351
	Douglas Emmett Inc.	228,099	8,339
	Spirit Realty Capital Inc.	763,148	8,288
	Hospitality Properties Trust	258,527	8,206
	Forest City Realty Trust Inc.
	Class A	384,289	8,009

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Highwoods Properties Inc.	156,874	8,002
	Brown & Brown Inc.	177,963	7,983
	Assured Guaranty Ltd.	210,541	7,952
	Sun Communities Inc.	103,682	7,943
	Commerce Bancshares Inc.	137,040	7,922
	Webster Financial Corp.	145,776	7,913
	Navient Corp.	479,960	7,886
	Cullen/Frost Bankers Inc.	88,852	7,839
	Synovus Financial Corp.	186,117	7,646
	CubeSmart	285,182	7,634
	Prosperity Bancshares Inc.	105,234	7,554
	DDR Corp.	494,675	7,554
	Old Republic International
	Corp.	396,604	7,535
*	SLM Corp.	680,781	7,502
	First Horizon National Corp.	369,160	7,387
*	Western Alliance Bancorp	150,381	7,325
	EPR Properties	101,182	7,262
	Jones Lang LaSalle Inc.	71,850	7,260
	Popular Inc.	164,991	7,230
	Eaton Vance Corp.	171,696	7,191
	Senior Housing Properties
	Trust	377,863	7,153
	American Homes 4 Rent
	Class A	340,346	7,140
	Allied World Assurance Co.
	Holdings AG	132,231	7,102
	Weingarten Realty
	Investors	193,214	6,915
	DCT Industrial Trust Inc.	143,447	6,868
	Hudson Pacific Properties
	Inc.	195,603	6,803
	Taubman Centers Inc.	91,269	6,748
	Validus Holdings Ltd.	121,606	6,690
	Umpqua Holdings Corp.	351,339	6,598
	Healthcare Trust of
	America Inc. Class A	224,761	6,543
	Apple Hospitality REIT Inc.	326,039	6,514
	PrivateBancorp Inc.	120,091	6,508
*	Howard Hughes Corp.	57,026	6,507
	Investors Bancorp Inc.	465,258	6,490
	First American Financial
	Corp.	174,474	6,391
	Life Storage Inc.	73,757	6,289
	New Residential
	Investment Corp.	398,499	6,264
	Medical Properties Trust
	Inc.	507,843	6,246
	BankUnited Inc.	165,638	6,243
	Hanover Insurance Group
	Inc.	68,007	6,189
	Gramercy Property Trust	673,081	6,179
	Radian Group Inc.	341,067	6,132
*	Texas Capital Bancshares
	Inc.	77,899	6,107

	Chemical Financial Corp.	111,894	6,061
	Bank of Hawaii Corp.	68,192	6,048
*	Equity Commonwealth	199,671	6,038
	STORE Capital Corp.	243,813	6,025
	Realogy Holdings Corp.	233,903	6,018
*	Zillow Group Inc.	163,632	5,968
	Wintrust Financial Corp.	82,145	5,961
	MB Financial Inc.	125,950	5,949
	Communications Sales &
	Leasing Inc.	233,273	5,927
	Associated Banc-Corp	239,284	5,910
	IBERIABANK Corp.	70,268	5,885
	Retail Properties of
	America Inc.	377,749	5,791
	Hancock Holding Co.	131,141	5,652
	CyrusOne Inc.	126,131	5,642
	United Bankshares Inc.	121,883	5,637
	Healthcare Realty Trust Inc.	184,744	5,601
*	MGIC Investment Corp.	543,532	5,539
	LaSalle Hotel Properties	179,826	5,479
	Tanger Factory Outlet
	Centers Inc.	152,831	5,468
	Outfront Media Inc.	219,443	5,458
	FNB Corp.	334,278	5,358
	CNO Financial Group Inc.	278,855	5,340
	Home BancShares Inc.	190,370	5,287
	DuPont Fabros Technology
	Inc.	120,191	5,280
	Aspen Insurance Holdings
	Ltd.	95,809	5,269
	Sunstone Hotel Investors
	Inc.	344,530	5,254
	First Industrial Realty Trust
	Inc.	185,863	5,213
	Rayonier Inc.	195,432	5,198
	Fulton Financial Corp.	275,299	5,176
	UMB Financial Corp.	66,981	5,166
	Primerica Inc.	73,958	5,114
*	Stifel Financial Corp.	100,051	4,998
	Washington Federal Inc.	143,913	4,943
	Education Realty Trust Inc.	116,547	4,930
	White Mountains Insurance
	Group Ltd.	5,880	4,916
	Empire State Realty Trust
	Inc.	242,757	4,901
	Piedmont Office Realty
	Trust Inc. Class A	231,884	4,849
	Pinnacle Financial Partners
	Inc.	69,734	4,833
	Chimera Investment Corp.	283,696	4,829
	Two Harbors Investment
	Corp.	552,960	4,822
	TCF Financial Corp.	245,678	4,813
	Cousins Properties Inc.	561,375	4,777
*	Liberty Ventures Class A	129,072	4,759

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	ProAssurance Corp.	84,566	4,753
	Corporate Office Properties
	Trust	150,752	4,706
	Sterling Bancorp	198,014	4,634
	RLJ Lodging Trust	188,854	4,625
	Brandywine Realty Trust	278,500	4,598
	Equity One Inc.	149,087	4,575
*	CoreCivic Inc.	186,902	4,572
	Cathay General Bancorp	119,524	4,545
	Erie Indemnity Co. Class A	40,351	4,537
	First Financial Bankshares
	Inc.	100,117	4,525
	MFA Financial Inc.	590,488	4,505
	Valley National Bancorp	385,779	4,490
	LPL Financial Holdings Inc.	127,454	4,488
	Paramount Group Inc.	280,500	4,485
	Hope Bancorp Inc.	204,826	4,484
	Legg Mason Inc.	148,425	4,439
	Glacier Bancorp Inc.	121,304	4,395
	National Health Investors
	Inc.	59,164	4,388
	Ryman Hospitality
	Properties Inc.	69,280	4,365
	First Citizens BancShares
	Inc. Class A	12,295	4,365
	NorthStar Realty Finance
	Corp.	287,836	4,361
	Urban Edge Properties	158,101	4,349
	Community Bank System
	Inc.	70,311	4,345
	CoreSite Realty Corp.	54,185	4,301
	GEO Group Inc.	119,453	4,292
	NorthStar Asset
	Management Group Inc.	286,651	4,277
	Blackstone Mortgage Trust
	Inc. Class A	141,958	4,269
	Columbia Property Trust
	Inc.	196,358	4,241
	BancorpSouth Inc.	135,414	4,205
	RLI Corp.	66,230	4,181
	Federated Investors Inc.
	Class B	147,615	4,175
	Acadia Realty Trust	126,988	4,150
	Columbia Banking System
	Inc.	92,469	4,132
	Great Western Bancorp Inc.	93,811	4,089
	Physicians Realty Trust	214,831	4,073
	American National
	Insurance Co.	32,228	4,016
	Selective Insurance Group
	Inc.	92,009	3,961
	Old National Bancorp	215,000	3,902
	Washington REIT	117,617	3,845
	CVB Financial Corp.	163,250	3,743
	Mack-Cali Realty Corp.	128,540	3,730

	Interactive Brokers Group
	Inc.	101,600	3,709
	DiamondRock Hospitality
	Co.	320,165	3,691
	EastGroup Properties Inc.	49,929	3,687
	Retail Opportunity
	Investments Corp.	173,503	3,666
	Trustmark Corp.	102,370	3,649
	International Bancshares
	Corp.	89,158	3,638
	Evercore Partners Inc.
	Class A	52,764	3,625
*	Essent Group Ltd.	111,728	3,617
	Independent Bank Corp.	50,748	3,575
	BGC Partners Inc. Class A	348,274	3,563
	PS Business Parks Inc.	30,215	3,521
	First Midwest Bancorp Inc.	139,472	3,519
	Hilltop Holdings Inc.	117,802	3,510
	Colony Starwood Homes	120,907	3,483
	Colony Capital Inc. Class A	171,418	3,471
	FirstCash Inc.	73,226	3,442
	Kemper Corp.	77,660	3,440
	First Financial Bancorp	120,084	3,416
	Pebblebrook Hotel Trust	114,751	3,414
	Astoria Financial Corp.	182,628	3,406
*	Blackhawk Network
	Holdings Inc.	89,981	3,390
^	BOK Financial Corp.	40,439	3,358
	Care Capital Properties Inc.	134,280	3,357
	Provident Financial
	Services Inc.	118,210	3,345
	Xenia Hotels & Resorts Inc.	172,157	3,343
	Alexander & Baldwin Inc.	74,149	3,327
	EverBank Financial Corp.	169,396	3,295
	Lexington Realty Trust	303,878	3,282
	Park National Corp.	27,166	3,251
	Capitol Federal Financial
	Inc.	196,894	3,241
	South State Corp.	36,855	3,221
	First Merchants Corp.	85,424	3,216
	United Community Banks
	Inc.	106,934	3,167
	QTS Realty Trust Inc.
	Class A	63,299	3,143
	Kite Realty Group Trust	133,684	3,139
	CBL & Associates
	Properties Inc.	272,016	3,128
^	Westamerica
	Bancorporation	49,448	3,112
	Janus Capital Group Inc.	233,620	3,100
	Washington Prime Group
	Inc.	296,576	3,087
	Financial Engines Inc.	83,995	3,087
	Renasant Corp.	72,330	3,054

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	LegacyTexas Financial
	Group Inc.	70,914	3,054
*	PRA Group Inc.	78,015	3,050
*	Genworth Financial Inc.
	Class A	793,838	3,025
*	HealthEquity Inc.	74,533	3,020
	Ameris Bancorp	69,203	3,017
	Argo Group International
	Holdings Ltd.	45,670	3,010
*	Eagle Bancorp Inc.	48,497	2,956
	AmTrust Financial Services
	Inc.	107,954	2,956
*	LendingClub Corp.	562,682	2,954
	LTC Properties Inc.	62,877	2,954
	Towne Bank	88,831	2,954
	Kennedy-Wilson Holdings
	Inc.	143,504	2,942
*	Zillow Group Inc. Class A	79,994	2,916
*	Liberty Broadband Corp.
	Class A	40,183	2,912
*	MBIA Inc.	271,707	2,907
	Monogram Residential
	Trust Inc.	267,686	2,896
	American Equity
	Investment Life Holding
	Co.	128,273	2,891
	Boston Private Financial
	Holdings Inc.	173,147	2,866
	NBT Bancorp Inc.	68,324	2,861
	STAG Industrial Inc.	119,869	2,861
	Banner Corp.	51,126	2,853
	WesBanco Inc.	66,237	2,852
*,^	Credit Acceptance Corp.	12,961	2,819
	Northwest Bancshares Inc.	155,375	2,801
*	Enstar Group Ltd.	14,134	2,794
	First Commonwealth
	Financial Corp.	196,480	2,786
*	HRG Group Inc.	177,228	2,758
	Potlatch Corp.	65,772	2,739
	Employers Holdings Inc.	68,907	2,729
	New York REIT Inc.	266,621	2,698
	Mercury General Corp.	44,566	2,683
	Simmons First National
	Corp. Class A	43,066	2,677
	American Assets Trust Inc.	62,106	2,676
	Apollo Commercial Real
	Estate Finance Inc.	158,827	2,640
	Invesco Mortgage Capital
	Inc.	179,964	2,627
	Horace Mann Educators
	Corp.	60,920	2,607
	CenterState Banks Inc.	103,174	2,597
	Lakeland Financial Corp.	54,319	2,573
	Sabra Health Care REIT Inc.	105,337	2,572
	Select Income REIT	100,545	2,534

	S&T Bancorp Inc.	64,554	2,520
	AMERISAFE Inc.	40,392	2,518
	Brookline Bancorp Inc.	153,231	2,513
	Chesapeake Lodging Trust	97,045	2,510
	Waddell & Reed Financial
	Inc. Class A	128,342	2,504
	CYS Investments Inc.	323,897	2,504
	Berkshire Hills Bancorp Inc.	67,810	2,499
	Hanmi Financial Corp.	71,279	2,488
	TFS Financial Corp.	128,087	2,439
*,^	BofI Holding Inc.	84,059	2,400
	First Busey Corp.	76,883	2,366
	Cardinal Financial Corp.	71,857	2,356
	Agree Realty Corp.	51,072	2,352
*	Quality Care Properties Inc.	149,545	2,318
	City Holding Co.	33,975	2,297
	Capital Bank Financial Corp.	58,360	2,291
*	Santander Consumer USA
	Holdings Inc.	169,523	2,289
*	Customers Bancorp Inc.	63,863	2,288
	National General Holdings
	Corp.	89,976	2,248
	Central Pacific Financial
	Corp.	70,701	2,221
	Capstead Mortgage Corp.	216,699	2,208
	Government Properties
	Income Trust	114,044	2,174
	Beneficial Bancorp Inc.	117,810	2,168
	Global Net Lease Inc.	274,124	2,146
	Heartland Financial USA
	Inc.	44,517	2,137
	Ramco-Gershenson
	Properties Trust	128,608	2,132
^	WisdomTree Investments
	Inc.	190,214	2,119
	Redwood Trust Inc.	138,408	2,105
	Franklin Street Properties
	Corp.	162,059	2,100
*	FNFV Group	151,779	2,079
*	St. Joe Co.	108,696	2,065
^	Banc of California Inc.	118,426	2,055
	Flushing Financial Corp.	69,341	2,038
	National Bank Holdings
	Corp. Class A	63,489	2,025
*	FCB Financial Holdings Inc.
	Class A	42,325	2,019
	Community Trust Bancorp
	Inc.	40,660	2,017
	Pennsylvania REIT	105,301	1,997
*	Ambac Financial Group Inc.	88,544	1,992
	ARMOUR Residential REIT
	Inc.	91,252	1,979
	FelCor Lodging Trust Inc.	246,768	1,977
*	First BanCorp	296,021	1,957

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	FBL Financial Group Inc.
	Class A	24,985	1,953
	Northfield Bancorp Inc.	97,589	1,949
*	Piper Jaffray Cos.	26,811	1,944
	BancFirst Corp.	20,861	1,941
*	OneMain Holdings Inc.
	Class A	87,667	1,941
	Bryn Mawr Bank Corp.	45,734	1,928
^	ServisFirst Bancshares Inc.	50,306	1,883
	Camden National Corp.	42,357	1,883
	Enterprise Financial Services
	Corp.	43,240	1,859
	Navigators Group Inc.	15,351	1,808
	CoBiz Financial Inc.	105,784	1,787
	HFF Inc. Class A	59,056	1,786
	First Interstate BancSystem
	Inc. Class A	41,678	1,773
	Virtus Investment Partners
	Inc.	15,019	1,773
	Ashford Hospitality Trust
	Inc.	228,196	1,771
	Yadkin Financial Corp.	51,386	1,760
	PennyMac Mortgage
	Investment Trust	107,504	1,760
	WSFS Financial Corp.	37,921	1,758
	Artisan Partners Asset
	Management Inc. Class A	58,384	1,737
	Great Southern Bancorp Inc.	31,425	1,717
	Nelnet Inc. Class A	33,736	1,712
	Union Bankshares Corp.	47,817	1,709
	Saul Centers Inc.	25,622	1,707
	Dime Community
	Bancshares Inc.	84,654	1,702
	Rexford Industrial Realty Inc.	72,978	1,692
	Alexander’s Inc.	3,929	1,677
	Oritani Financial Corp.	89,345	1,675
	Infinity Property & Casualty
	Corp.	19,042	1,674
	Four Corners Property Trust
	Inc.	81,180	1,666
	BNC Bancorp	50,860	1,622
	OFG Bancorp	121,633	1,593
	Arrow Financial Corp.	38,876	1,574
*	Flagstar Bancorp Inc.	57,324	1,544
	Sandy Spring Bancorp Inc.	38,337	1,533
*	Encore Capital Group Inc.	53,231	1,525
	Anworth Mortgage Asset
	Corp.	293,584	1,518
*	MTGE Investment Corp.	96,232	1,511
*	Parkway Inc.	66,660	1,483
	Federal Agricultural
	Mortgage Corp.	25,805	1,478
	Summit Hotel Properties
	Inc.	91,527	1,467
*	iStar Inc.	118,122	1,461

	Diamond Hill Investment
	Group Inc.	6,935	1,459
	Bank Mutual Corp.	154,266	1,458
	Blue Hills Bancorp Inc.	77,553	1,454
	Bank of Marin Bancorp	20,396	1,423
	Cedar Realty Trust Inc.	217,101	1,418
*	Greenlight Capital Re Ltd.
	Class A	61,879	1,411
	Chatham Lodging Trust	67,619	1,390
	Tompkins Financial Corp.	14,340	1,356
	Bridge Bancorp Inc.	34,346	1,302
	Kearny Financial Corp.	83,357	1,296
	Sierra Bancorp	48,620	1,293
	Ares Commercial Real
	Estate Corp.	93,581	1,285
	Terreno Realty Corp.	43,977	1,253
	Southside Bancshares Inc.	32,628	1,229
	1st Source Corp.	27,472	1,227
	American National
	Bankshares Inc.	34,849	1,213
	Lakeland Bancorp Inc.	61,607	1,201
	United Fire Group Inc.	24,431	1,201
	Greenhill & Co. Inc.	43,271	1,199
*	World Acceptance Corp.	18,636	1,198
	New Senior Investment
	Group Inc.	119,219	1,167
	Maiden Holdings Ltd.	66,530	1,161
	Ames National Corp.	35,023	1,156
	Hersha Hospitality Trust
	Class A	53,498	1,150
	TrustCo Bank Corp. NY	130,769	1,144
	Cowen Group Inc. Class A	71,895	1,114
	BankFinancial Corp.	74,414	1,103
	Stewart Information
	Services Corp.	23,495	1,083
*,^	Citizens Inc. Class A	108,990	1,070
	Safety Insurance Group Inc.	14,299	1,054
	Meridian Bancorp Inc.	55,744	1,054
	Arbor Realty Trust Inc.	139,630	1,042
	Cohen & Steers Inc.	30,959	1,040
	First Community
	Bancshares Inc.	34,489	1,039
	Athene Holding Ltd.
	Class A	21,500	1,032
	Investment Technology
	Group Inc.	52,124	1,029
	NRG Yield Inc.	64,387	1,017
	State Bank Financial Corp.	37,618	1,010
^	Seritage Growth Properties
	Class A	23,358	998
*	Green Dot Corp. Class A	41,411	975
*	Ocwen Financial Corp.	179,745	969
	Altisource Residential Corp.	86,731	958
*	Forestar Group Inc.	71,427	950
	ConnectOne Bancorp Inc.	36,476	947

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	OceanFirst Financial Corp.	30,546	917
	First Defiance Financial
	Corp.	18,005	914
*	EZCORP Inc. Class A	85,614	912
*	Global Indemnity Ltd.	23,860	912
	Getty Realty Corp.	35,714	910
	NRG Yield Inc. Class A	58,024	891
	Investors Real Estate Trust	124,679	889
	Armada Hoffler Properties
	Inc.	59,285	864
	Preferred Apartment
	Communities Inc. Class A	57,927	864
	Arlington Asset Investment
	Corp. Class A	57,887	858
	Republic Bancorp Inc.
	Class A	21,600	854
	Universal Insurance
	Holdings Inc.	29,855	848
^	Access National Corp.	30,164	837
	First Potomac Realty Trust	75,837	832
	Independent Bank Group
	Inc.	13,285	829
	Ashford Hospitality Prime
	Inc.	60,647	828
	Bar Harbor Bankshares	17,170	813
	Consolidated-Tomoka Land
	Co.	15,179	811
	First Bancorp	29,795	809
*	AV Homes Inc.	50,969	805
	Ladder Capital Corp.
	Class A	58,361	801
	RE/MAX Holdings Inc.
	Class A	14,260	799
	CareTrust REIT Inc.	51,438	788
*	Walker & Dunlop Inc.	25,091	783
*	eHealth Inc.	72,522	772
	Dynex Capital Inc.	112,992	771
*	Nationstar Mortgage
	Holdings Inc.	42,658	770
*	Black Knight Financial
	Services Inc. Class A	20,339	769
*	KCG Holdings Inc. Class A	57,936	768
*	LendingTree Inc.	7,519	762
	Century Bancorp Inc.
	Class A	12,640	758
	National Storage Affiliates
	Trust	32,973	728
	Stock Yards Bancorp Inc.	15,419	724
	Capital City Bank Group Inc.	35,031	717
	Hannon Armstrong
	Sustainable Infrastructure
	Capital Inc.	37,489	712
*	NMI Holdings Inc. Class A	66,797	711
	Monmouth Real Estate
	Investment Corp.	46,546	709

*	Altisource Portfolio
	Solutions SA	26,484	704
	United Financial Bancorp
	Inc.	38,602	701
	National Western Life Group
	Inc. Class A	2,253	700
*	INTL. FCStone Inc.	17,562	695
*	Pacific Premier Bancorp Inc.	19,430	687
	Calamos Asset
	Management Inc. Class A	79,128	677
	ESSA Bancorp Inc.	42,936	675
	Donegal Group Inc. Class A	38,486	673
*	HomeStreet Inc.	21,036	665
	Tier REIT Inc.	37,486	652
	Opus Bank	21,428	644
	Baldwin & Lyons Inc.	24,477	617
*	Enova International Inc.	49,086	616
	Marlin Business Services
	Corp.	29,378	614
	Universal Health Realty
	Income Trust	9,291	609
*	Third Point Reinsurance Ltd.	52,128	602
	InfraREIT Inc.	33,062	592
	AG Mortgage Investment
	Trust Inc.	34,494	590
^	New York Mortgage Trust
	Inc.	89,250	589
*	PICO Holdings Inc.	38,623	585
	HCI Group Inc.	14,582	576
*	Atlas Financial Holdings Inc.	31,682	572
	Virtu Financial Inc. Class A	34,431	549
*,^	Health Insurance
	Innovations Inc. Class A	28,139	502
	EMC Insurance Group Inc.	16,312	490
	Meta Financial Group Inc.	4,721	486
	First of Long Island Corp.	16,954	484
	Univest Corp. of
	Pennsylvania	15,282	472
	Investors Title Co.	2,979	471
	Washington Trust Bancorp
	Inc.	8,385	470
	MainSource Financial Group
	Inc.	13,175	453
	RMR Group Inc. Class A	11,403	450
	Silver Bay Realty Trust Corp.	26,016	446
	ESCROW WINTHROP
	REALTYTRUST	55,387	444
*	Ladenburg Thalmann
	Financial Services Inc.	181,479	443
	Urstadt Biddle Properties
	Inc. Class A	18,094	436
	GAIN Capital Holdings Inc.	65,128	429
	Charter Financial Corp.	25,666	428
	United Insurance Holdings
	Corp.	27,714	420

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	James River Group Holdings
	Ltd.	10,081	419
	C&F Financial Corp.	8,306	414
	German American Bancorp
	Inc.	7,670	404
	Easterly Government
	Properties Inc.	19,481	390
	Associated Capital Group
	Inc. Class A	11,870	390
*	BSB Bancorp Inc.	13,328	386
	Heritage Financial Corp.	14,857	383
*	Marcus & Millichap Inc.	14,298	382
	TriCo Bancshares	10,953	374
	First Hawaiian Inc.	10,287	358
	First Connecticut Bancorp
	Inc.	15,736	356
	GAMCO Investors Inc.
	Class A	11,529	356
	FBR & Co.	26,642	346
*	NewStar Financial Inc.	37,235	344
	Guaranty Bancorp	13,986	338
*	Franklin Financial Network
	Inc.	7,876	330
	Federated National Holding
	Co.	17,478	327
*	Republic First Bancorp Inc.	38,554	322
	State National Cos. Inc.	22,747	315
	Suffolk Bancorp	7,349	315
	Reis Inc.	13,938	310
	First Financial Corp.	5,856	309
	Waterstone Financial Inc.	16,559	305
	Citizens & Northern Corp.	11,534	302
	Clifton Bancorp Inc.	17,235	292
	Moelis & Co. Class A	8,564	290
	Financial Institutions Inc.	8,415	288
*	Walter Investment
	Management Corp.	58,239	277
	OneBeacon Insurance Group
	Ltd. Class A	16,989	273
	Merchants Bancshares Inc.	4,988	270
	State Auto Financial Corp.	9,937	266
*	Tejon Ranch Co.	10,334	263
	CNB Financial Corp.	9,770	261
	First Financial Northwest
	Inc.	12,993	256
	Resource Capital Corp.	30,512	254
	Preferred Bank	4,780	251
	Ellington Residential
	Mortgage REIT	18,917	246
*	MedEquities Realty Trust
	Inc.	21,964	244
*	Safeguard Scientifics Inc.	17,824	240
	Independence Realty Trust
	Inc.	26,514	236

*	Atlantic Capital Bancshares
	Inc.	12,311	234
*	Asta Funding Inc.	23,859	234
	Western New England
	Bancorp Inc.	24,792	232
	Pzena Investment
	Management Inc. Class A	20,734	230
*	Allegiance Bancshares Inc.	6,350	230
	Gladstone Commercial Corp.	11,405	229
*	Bancorp Inc.	29,147	229
	Premier Financial Bancorp
	Inc.	11,291	227
	UMH Properties Inc.	14,866	224
*	Seacoast Banking Corp. of
	Florida	10,091	223
	Western Asset Mortgage
	Capital Corp.	21,923	221
*	Consumer Portfolio Services
	Inc.	41,851	214
	Heritage Insurance Holdings
	Inc.	13,600	213
	Drive Shack Inc.	56,426	212
	One Liberty Properties Inc.	7,940	199
	Mercantile Bank Corp.	5,064	191
	Southwest Bancorp Inc.	5,843	169
	Old Second Bancorp Inc.	13,938	154
	Oppenheimer Holdings Inc.
	Class A	8,231	153
	RAIT Financial Trust	41,189	138
	West Bancorporation Inc.	5,505	136
*	Ashford Inc.	3,035	134
	Fidelity & Guaranty Life	5,600	133
	Peoples Bancorp Inc.	4,038	131
*	American River Bankshares	8,076	122
	National Bankshares Inc.	2,789	121
	Horizon Bancorp	4,280	120
*	Intersections Inc.	29,386	117
*	Hallmark Financial Services
	Inc.	9,970	116
	Fidelity Southern Corp.	4,549	108
	Heritage Commerce Corp.	7,357	106
	Westwood Holdings Group
	Inc.	1,737	104
*	WMIH Corp.	67,015	104
*	First NBC Bank Holding Co.	14,134	103
	Xenith Bankshares Inc.	3,625	102
*	First Foundation Inc.	3,564	102
*	Maui Land & Pineapple Co.
	Inc.	12,826	93
	US Global Investors Inc.
	Class A	67,397	92
*	FRP Holdings Inc.	2,385	90
	Stonegate Bank	2,012	84
*	First Acceptance Corp.	79,063	82

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Peapack Gladstone Financial
	Corp.	2,544	79
	QCR Holdings Inc.	1,800	78
	United Community Financial
	Corp.	8,716	78
	Provident Financial Holdings
	Inc.	3,696	75
*	Carolina Bank Holdings Inc.	2,826	73
	Farmers Capital Bank Corp.	1,726	73
*	CU Bancorp	2,025	72
	Park Sterling Corp.	6,702	72
	Five Oaks Investment Corp.	13,706	68
	CatchMark Timber Trust Inc.
	Class A	6,000	68
*	FB Financial Corp.	2,525	66
*	Cascade Bancorp	8,045	65
	Territorial Bancorp Inc.	1,980	65
	Independence Holding Co.	3,224	63
	Federal Agricultural Mortgage
	Corp. Class A	1,021	62
	First Internet Bancorp	1,900	61
*	Nicolet Bankshares Inc.	1,192	57
	Atlantic American Corp.	13,780	56
	Macatawa Bank Corp.	4,802	50
	Institutional Financial
	Markets Inc.	39,632	47
	Bear State Financial Inc.	4,605	47
	Jernigan Capital Inc.	2,148	45
	HopFed Bancorp Inc.	3,323	45
	Northrim BanCorp Inc.	1,390	44
*	FXCM Inc. Class A	6,070	43
	Pacific Continental Corp.	1,900	42
*	Conifer Holdings Inc.	4,822	39
*	Regional Management Corp.	1,415	37
	California First National
	Bancorp	2,366	37
	PJT Partners Inc.	1,135	35
	Kinsale Capital Group Inc.	1,024	35
*	Performant Financial Corp.	14,420	34
	Northeast Bancorp	2,506	33
	Kingstone Cos. Inc.	2,352	32
	Manning & Napier Inc.	4,280	32
*	On Deck Capital Inc.	6,956	32
*	HomeTrust Bancshares Inc.	1,176	30
	First Bancorp Inc.	902	30
	Middleburg Financial Corp.	859	30
	Blue Capital Reinsurance
	Holdings Ltd.	1,567	29
*	Bay Bancorp Inc.	4,284	28
	Eagle Bancorp Montana Inc.	1,015	21
*	Altisource Asset
	Management Corp.	400	21
	Penns Woods Bancorp Inc.	414	21
	MutualFirst Financial Inc.	544	18

	Medley Management Inc.
	Class A	1,751	17
	CB Financial Services Inc.	661	17
	Home Bancorp Inc.	343	13
*	Anchor Bancorp Inc.	404	11
	Central Valley Community
	Bancorp	509	10
	Parke Bancorp Inc.	490	10
	FS Bancorp Inc.	270	10
	WVS Financial Corp.	623	9
*	Entegra Financial Corp.	447	9
	First Bancshares Inc.	325	9
*	Coastway Bancorp Inc.	497	8
	MidSouth Bancorp Inc.	520	7
	Wheeler REIT Inc.	3,900	7
*	Gyrodyne LLC	323	6
	Hingham Institution for
	Savings	27	5
*	Atlantic Coast Financial
	Corp.	761	5
*	Jason Industries Inc.	2,757	5
	Bank of Commerce
	Holdings	500	5
	MidWestOne Financial
	Group Inc.	100	4
	AmeriServ Financial Inc.	887	3
	Bankwell Financial Group
	Inc.	100	3
	Pathfinder Bancorp Inc.	234	3
	Old Line Bancshares Inc.	117	3
*	Village Bank and Trust
	Financial Corp.	100	3
	United Bancorp Inc.	197	3
*	Unico American Corp.	241	3
*	Melrose Bancorp Inc.	152	3
	Sun Bancorp Inc.	92	2
	Sotherly Hotels Inc.	300	2
*	National Holdings Corp.	454	1
	Independent Bank Corp.	53	1
	Bancorp of New Jersey
	Inc.	68	1
	Porter Bancorp Inc.	57	1
*	Equitable Financial Corp.	68	1
	SI Financial Group Inc.	31	—
*	Vestin Realty Mortgage II
	Inc.	15	—
			7,652,402
Health Care (12.2%)
	Johnson & Johnson	4,313,684	496,980
	Pfizer Inc.	9,621,955	312,521
	Merck & Co. Inc.	4,371,729	257,364
	UnitedHealth Group Inc.	1,509,397	241,564
	Amgen Inc.	1,179,635	172,474
	AbbVie Inc.	2,577,671	161,414
	Medtronic plc	2,191,279	156,085

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Bristol-Myers Squibb Co.	2,649,923	154,862
	Gilead Sciences Inc.	2,089,044	149,596
*	Celgene Corp.	1,229,171	142,277
*	Allergan plc	594,726	124,898
	Eli Lilly & Co.	1,577,726	116,042
*	Biogen Inc.	345,339	97,931
	Abbott Laboratories	2,334,503	89,668
	Thermo Fisher Scientific
	Inc.	626,086	88,341
	Aetna Inc.	557,084	69,084
*	Express Scripts Holding
	Co.	979,442	67,376
	Anthem Inc.	417,798	60,067
	Stryker Corp.	475,478	56,967
	Becton Dickinson and Co.	338,085	55,970
	Cigna Corp.	407,426	54,347
	Humana Inc.	236,696	48,293
*	Boston Scientific Corp.	2,160,961	46,742
*	Regeneron
	Pharmaceuticals Inc.	123,114	45,194
	Zoetis Inc.	786,017	42,075
*	Alexion Pharmaceuticals
	Inc.	338,197	41,378
*	Intuitive Surgical Inc.	61,438	38,962
	St. Jude Medical Inc.	452,403	36,278
*	HCA Holdings Inc.	476,142	35,244
	Baxter International Inc.	777,276	34,464
	Zimmer Biomet Holdings
	Inc.	318,146	32,833
*	Edwards Lifesciences
	Corp.	337,958	31,667
*	Illumina Inc.	232,725	29,798
*	Vertex Pharmaceuticals
	Inc.	393,434	28,984
	CR Bard Inc.	116,641	26,205
*	Mylan NV	679,986	25,941
*	Incyte Corp.	253,669	25,435
*	BioMarin Pharmaceutical
	Inc.	273,199	22,632
	Dentsply Sirona Inc.	370,361	21,381
*	Laboratory Corp. of
	America Holdings	162,502	20,862
	Quest Diagnostics Inc.	220,816	20,293
*	Henry Schein Inc.	127,393	19,327
	Perrigo Co. plc	216,186	17,993
*	Quintiles IMS Holdings
	Inc.	234,583	17,840
*	Hologic Inc.	440,762	17,683
*	IDEXX Laboratories Inc.	142,222	16,678
*	Waters Corp.	121,733	16,360
*	DaVita Inc.	250,807	16,102
	Universal Health Services
	Inc. Class B	143,275	15,242
*	Centene Corp.	257,683	14,562
	ResMed Inc.	223,885	13,892

	Cooper Cos. Inc.	77,071	13,482
*	Alkermes plc	240,786	13,383
*	Varian Medical Systems
	Inc.	148,583	13,340
	Envision Healthcare Corp.	186,645	11,813
	Teleflex Inc.	69,953	11,273
*	Align Technology Inc.	114,640	11,020
*	Jazz Pharmaceuticals plc	91,466	9,973
*	MEDNAX Inc.	148,854	9,923
*	United Therapeutics Corp.	69,055	9,905
	West Pharmaceutical
	Services Inc.	116,505	9,883
*	WellCare Health Plans Inc.	70,421	9,653
	STERIS plc	137,013	9,233
*	Ionis Pharmaceuticals Inc.	192,257	9,196
*	Mallinckrodt plc	171,302	8,534
*	DexCom Inc.	134,105	8,006
*,^	TESARO Inc.	59,492	8,000
*	Seattle Genetics Inc.	145,640	7,685
*	ABIOMED Inc.	65,420	7,372
*	Exelixis Inc.	454,996	6,784
	Bio-Techne Corp.	59,196	6,087
*	Bio-Rad Laboratories Inc.
	Class A	32,831	5,984
*	Charles River Laboratories
	International Inc.	75,429	5,747
	HealthSouth Corp.	136,046	5,611
*	PAREXEL International
	Corp.	84,117	5,528
	Patterson Cos. Inc.	134,064	5,501
*	NuVasive Inc.	80,123	5,397
*	Alere Inc.	138,347	5,391
*	Catalent Inc.	198,465	5,351
*	Neurocrine Biosciences Inc.	138,008	5,341
	Hill-Rom Holdings Inc.	93,997	5,277
*	Endo International plc	318,825	5,251
*,^	OPKO Health Inc.	532,884	4,956
*	Masimo Corp.	70,564	4,756
*	Team Health Holdings Inc.	106,161	4,613
*,^	ACADIA Pharmaceuticals
	Inc.	152,359	4,394
*	Prestige Brands Holdings
	Inc.	84,185	4,386
*	Alnylam Pharmaceuticals
	Inc.	115,953	4,341
	Healthcare Services Group
	Inc.	109,444	4,287
*	INC Research Holdings Inc.
	Class A	80,973	4,259
	Cantel Medical Corp.	53,025	4,176
*	Horizon Pharma plc	256,817	4,155
*	Ultragenyx Pharmaceutical
	Inc.	58,309	4,100
*	Integra LifeSciences
	Holdings Corp.	47,696	4,092

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Bluebird Bio Inc.	64,038	3,951
*	Acadia Healthcare Co. Inc.	118,564	3,924
*	LifePoint Health Inc.	68,279	3,878
*	Wright Medical Group NV	164,428	3,779
*	Neogen Corp.	56,849	3,752
*	Brookdale Senior Living Inc.	297,048	3,689
*	Molina Healthcare Inc.	67,888	3,684
*	Medicines Co.	106,567	3,617
	Bruker Corp.	167,014	3,537
*	PRA Health Sciences Inc.	63,908	3,523
	Owens & Minor Inc.	99,215	3,501
*	Insulet Corp.	91,037	3,430
*,^	ARIAD Pharmaceuticals Inc.	275,234	3,424
*	VWR Corp.	136,172	3,408
*	ICU Medical Inc.	23,060	3,398
*	Haemonetics Corp.	81,758	3,287
*	Ironwood Pharmaceuticals
	Inc. Class A	206,636	3,159
*	Array BioPharma Inc.	353,785	3,110
*	Akorn Inc.	140,991	3,078
*	Ligand Pharmaceuticals Inc.	30,091	3,058
*	Magellan Health Inc.	39,205	2,950
*	Nektar Therapeutics
	Class A	238,685	2,929
*,^	Kite Pharma Inc.	63,366	2,841
*	Nevro Corp.	38,851	2,823
*,^	Intercept Pharmaceuticals
	Inc.	25,587	2,780
*	Halyard Health Inc.	74,931	2,771
*	Globus Medical Inc.	110,474	2,741
*	AMAG Pharmaceuticals Inc.	76,408	2,659
*	Penumbra Inc.	39,989	2,551
*	Amedisys Inc.	57,946	2,470
*	HMS Holdings Corp.	135,662	2,464
	Abaxis Inc.	45,997	2,427
	CONMED Corp.	53,963	2,384
*,^	Juno Therapeutics Inc.	126,178	2,378
*	Exact Sciences Corp.	171,861	2,296
*	Cynosure Inc. Class A	50,349	2,296
	Analogic Corp.	27,521	2,283
*	Emergent BioSolutions Inc.	69,359	2,278
*	FibroGen Inc.	105,484	2,257
*	Clovis Oncology Inc.	50,632	2,249
*	Radius Health Inc.	58,332	2,218
*	Sarepta Therapeutics Inc.	80,528	2,209
*	Agios Pharmaceuticals Inc.	52,674	2,198
*	Intrexon Corp.	85,008	2,066
*	Acorda Therapeutics Inc.	107,788	2,026
*	Momenta Pharmaceuticals
	Inc.	129,926	1,955
*	NxStage Medical Inc.	73,634	1,930
*	Air Methods Corp.	60,094	1,914
*	Tenet Healthcare Corp.	127,635	1,894
*	Myriad Genetics Inc.	113,178	1,887
*,^	Innoviva Inc.	174,920	1,872

	Atrion Corp.	3,675	1,864
*	Theravance Biopharma Inc.	58,054	1,851
*	Depomed Inc.	102,495	1,847
*	Pacira Pharmaceuticals Inc.	56,909	1,838
*	Anika Therapeutics Inc.	37,105	1,817
*	Select Medical Holdings
	Corp.	136,539	1,809
*	Sage Therapeutics Inc.	34,441	1,759
*	BioTelemetry Inc.	78,222	1,748
*	Zeltiq Aesthetics Inc.	40,167	1,748
*	Portola Pharmaceuticals Inc.	76,634	1,720
*	Natus Medical Inc.	49,020	1,706
*	CryoLife Inc.	85,538	1,638
*,^	TherapeuticsMD Inc.	278,616	1,608
*	Healthways Inc.	70,473	1,603
*	Halozyme Therapeutics Inc. 161,641		1,597
*	Impax Laboratories Inc.	118,333	1,568
*	Albany Molecular Research
	Inc.	82,906	1,555
*	AngioDynamics Inc.	89,581	1,511
*	Genomic Health Inc.	51,208	1,505
*	ANI Pharmaceuticals Inc.	24,459	1,483
*	Cardiovascular Systems Inc.	61,192	1,481
*	AtriCure Inc.	74,512	1,458
*	Five Prime Therapeutics Inc.	28,402	1,423
*	Surgical Care Affiliates Inc.	30,259	1,400
*	Inogen Inc.	20,636	1,386
	Ensign Group Inc.	62,162	1,381
*	Aimmune Therapeutics Inc.	66,883	1,368
*	Puma Biotechnology Inc.	44,498	1,366
*	Almost Family Inc.	29,984	1,322
*,^	MiMedx Group Inc.	147,560	1,307
*	Lexicon Pharmaceuticals
	Inc.	94,126	1,302
*	Omnicell Inc.	38,177	1,294
*	Aduro Biotech Inc.	109,849	1,252
*	SciClone Pharmaceuticals
	Inc.	115,683	1,249
*,^	Keryx Biopharmaceuticals
	Inc.	212,648	1,246
*,^	Inovio Pharmaceuticals Inc.	177,301	1,230
*	Spark Therapeutics Inc.	24,527	1,224
*	BioCryst Pharmaceuticals
	Inc.	189,267	1,198
*	Spectranetics Corp.	48,777	1,195
*	Achillion Pharmaceuticals
	Inc.	289,237	1,195
*	Merit Medical Systems Inc.	45,056	1,194
*	MacroGenics Inc.	58,105	1,188
*	Lannett Co. Inc.	53,758	1,185
*	Capital Senior Living Corp.	73,140	1,174
*	BioSpecifics Technologies
	Corp.	20,996	1,169
*,^	Adamas Pharmaceuticals
	Inc.	68,948	1,165

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Addus HomeCare Corp.	33,061	1,159
*	Antares Pharma Inc.	491,967	1,146
*	Aerie Pharmaceuticals Inc.	30,261	1,145
*	CorVel Corp.	31,140	1,140
*	Accuray Inc.	247,686	1,139
*	Corcept Therapeutics Inc.	154,053	1,118
*	Amphastar Pharmaceuticals
	Inc.	60,453	1,114
*	Cerus Corp.	255,186	1,110
*,^	Amicus Therapeutics Inc.	221,355	1,100
*	Supernus Pharmaceuticals
	Inc.	43,080	1,088
*	Cutera Inc.	62,240	1,080
*	Repligen Corp.	33,527	1,033
*	Arena Pharmaceuticals Inc.	717,132	1,018
*	Curis Inc.	330,318	1,017
*	ChemoCentryx Inc.	137,290	1,016
	Kindred Healthcare Inc.	129,330	1,015
	Meridian Bioscience Inc.	56,423	999
*,^	Bellicum Pharmaceuticals
	Inc.	72,429	986
*	Community Health Systems
	Inc.	175,808	983
*	PharMerica Corp.	38,359	965
*	Coherus Biosciences Inc.	34,116	960
*	BioTime Inc.	264,388	954
*	Enanta Pharmaceuticals Inc.	28,391	951
*	Agenus Inc.	230,098	948
*	Alder Biopharmaceuticals
	Inc.	44,932	935
*	Epizyme Inc.	75,161	909
*	Advaxis Inc.	122,146	875
*	Xencor Inc.	33,121	872
*	Intra-Cellular Therapies Inc.
	Class A	57,556	869
*	Exactech Inc.	31,757	867
*	Insmed Inc.	65,207	863
*	Ardelyx Inc.	60,523	859
*	LHC Group Inc.	18,115	828
*	Luminex Corp.	40,835	826
*	Synergy Pharmaceuticals
	Inc.	133,294	812
*,^	ZIOPHARM Oncology Inc.	150,044	803
*	Quidel Corp.	36,876	790
*,^	Accelerate Diagnostics Inc.	36,827	764
*	Eagle Pharmaceuticals Inc.	9,535	757
*	Vascular Solutions Inc.	13,048	732
*,^	Geron Corp.	344,353	713
*,^	Organovo Holdings Inc.	210,185	713
	Invacare Corp.	54,591	712
	US Physical Therapy Inc.	10,058	706
*	Triple-S Management Corp.
	Class B	34,096	706
*	Orthofix International NV	19,133	692
*	Foundation Medicine Inc.	39,025	691

*	Acceleron Pharma Inc.	26,239	670
*	Dermira Inc.	21,948	666
*,^	Omeros Corp.	66,886	664
*,^	Insys Therapeutics Inc.	70,234	646
	PDL BioPharma Inc.	300,478	637
*,^	Athersys Inc.	396,648	607
*	AcelRx Pharmaceuticals
	Inc.	231,950	603
*	OraSure Technologies Inc.	68,155	598
*	Akebia Therapeutics Inc.	57,461	598
*,^	Fortress Biotech Inc.	220,938	597
*	Celldex Therapeutics Inc.	164,167	581
*	Retrophin Inc.	29,647	561
*	Novavax Inc.	434,798	548
*	Enzo Biochem Inc.	78,444	544
*	ArQule Inc.	423,717	534
*	PTC Therapeutics Inc.	48,199	526
*	Applied Genetic
	Technologies Corp.	55,878	522
*,^	Immunomedics Inc.	140,822	517
	National HealthCare Corp.	6,716	509
*	Teligent Inc.	73,976	489
*	Cytokinetics Inc.	40,055	487
*	HealthStream Inc.	19,098	478
*	NeoGenomics Inc.	55,230	473
*	Durect Corp.	351,206	471
*	Avexis Inc.	9,716	464
*	Merrimack
	Pharmaceuticals Inc.	112,613	459
	Digirad Corp.	91,586	458
*	Concert Pharmaceuticals
	Inc.	44,390	457
*	Vanda Pharmaceuticals Inc.	28,216	450
*	Lion Biotechnologies Inc.	64,346	447
*	NewLink Genetics Corp.	42,836	440
*,^	Heron Therapeutics Inc.	33,125	434
*	Glaukos Corp.	11,989	411
*	Progenics Pharmaceuticals
	Inc.	47,450	410
	LeMaitre Vascular Inc.	16,127	409
*	Endologix Inc.	71,251	408
*	Achaogen Inc.	31,274	407
*	Surmodics Inc.	15,789	401
*	Universal American Corp.	39,523	393
*	Spectrum Pharmaceuticals
	Inc.	86,758	384
*,^	BioDelivery Sciences
	International Inc.	211,102	369
*	Biolase Inc.	262,172	367
*	BioScrip Inc.	340,420	354
*	Zogenix Inc.	29,056	353
*	Adeptus Health Inc.
	Class A	45,478	347
*	Idera Pharmaceuticals Inc.	229,955	345
*	Atara Biotherapeutics Inc.	23,655	336

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Quorum Health Corp.	46,058	335
*	AAC Holdings Inc.	46,115	334
*	ImmunoGen Inc.	160,496	327
*	Chimerix Inc.	68,906	317
*	Revance Therapeutics Inc.	15,092	312
*	Abeona Therapeutics Inc.	64,235	312
*,^	Dynavax Technologies
	Corp.	77,354	306
*	Sangamo BioSciences Inc.	99,926	305
*	AVEO Pharmaceuticals Inc.	557,183	301
*,^	Arrowhead
	Pharmaceuticals Inc.	192,824	299
*,^	Catalyst Pharmaceuticals
	Inc.	277,769	292
*	Collegium Pharmaceutical
	Inc.	18,707	291
*	GenMark Diagnostics Inc.	23,082	283
*	Alliance HealthCare
	Services Inc.	28,506	274
*	Aratana Therapeutics Inc.	38,081	273
*	ConforMIS Inc.	33,724	273
*,^	MannKind Corp.	427,851	272
*	Aclaris Therapeutics Inc.	9,968	271
*	Juniper Pharmaceuticals
	Inc.	47,982	269
*	Rockwell Medical Inc.	38,438	252
*	Ophthotech Corp.	51,069	247
*	STAAR Surgical Co.	21,256	231
*	Heska Corp.	3,134	224
*	CTI BioPharma Corp.	556,803	224
*	Pacific Biosciences of
	California Inc.	58,716	223
*	Endocyte Inc.	86,057	219
*	K2M Group Holdings Inc.	10,300	206
*	Infinity Pharmaceuticals Inc.	152,248	206
*	Blueprint Medicines Corp.	7,072	198
*	Otonomy Inc.	12,454	198
*	Karyopharm Therapeutics
	Inc.	20,202	190
*,^	Ampio Pharmaceuticals Inc.	205,812	185
*	Derma Sciences Inc.	35,606	185
*,^	Osiris Therapeutics Inc.	35,327	173
*	Flexion Therapeutics Inc.	8,700	165
*	RTI Surgical Inc.	50,534	164
*	Bovie Medical Corp.	45,545	164
*	Cempra Inc.	57,533	161
*	Editas Medicine Inc.	9,527	155
	Psychemedics Corp.	5,861	145
*	Alimera Sciences Inc.	130,300	141
*,^	Anthera Pharmaceuticals
	Inc.	216,629	141
*	Harvard Bioscience Inc.	45,022	137
*	Mirati Therapeutics Inc.	28,400	135
*	SeaSpine Holdings Corp.	16,795	133
*	Civitas Solutions Inc.	6,665	133

*	MyoKardia Inc.	10,058	130
*	RadNet Inc.	19,852	128
*	Alphatec Holdings Inc.	39,700	127
*	CoLucid Pharmaceuticals
	Inc.	3,360	122
*	Cumberland
	Pharmaceuticals Inc.	22,092	122
*	Adverum Biotechnologies
	Inc.	38,121	111
*	Entellus Medical Inc.	5,448	103
*	Dicerna Pharmaceuticals Inc.	35,621	103
*	Oncocyte Corp.	14,374	101
*	Navidea Biopharmaceuticals
	Inc.	158,410	100
*,^	XBiotech Inc.	9,598	97
*	Versartis Inc.	6,517	97
*	Paratek Pharmaceuticals Inc.	6,304	97
*	Sucampo Pharmaceuticals
	Inc. Class A	7,058	96
*	Aptevo Therapeutics Inc.	38,844	95
*	Seres Therapeutics Inc.	9,511	94
*,^	Actinium Pharmaceuticals
	Inc.	106,660	93
*	Stemline Therapeutics Inc.	8,700	93
*	ARCA biopharma Inc.	32,141	92
*	Cara Therapeutics Inc.	9,848	91
*	AxoGen Inc.	10,130	91
*	Genesis Healthcare Inc.	21,297	91
*	MEI Pharma Inc.	61,287	88
*	InfuSystem Holdings Inc.	34,480	88
*	OncoMed Pharmaceuticals
	Inc.	10,900	84
*	La Jolla Pharmaceutical Co.	4,200	74
*	TG Therapeutics Inc.	15,500	72
*	iBio Inc.	177,100	70
*	Intersect ENT Inc.	5,700	69
*	Wright Medical Group Inc.
	CVR	50,806	67
*,^	Nobilis Health Corp.	31,760	67
*	Aldeyra Therapeutics Inc.	12,121	65
*	Novan Inc.	2,317	63
*	Calithera Biosciences Inc.	18,562	60
*,^	Obalon Therapeutics Inc.	6,357	56
*	Ra Pharmaceuticals Inc.	3,570	54
*	iRhythm Technologies Inc.	1,788	54
*	Five Star Quality Care Inc.	19,810	53
*	Eiger BioPharmaceuticals
	Inc.	4,210	49
*,^	KalVista Pharmaceuticals Inc.	6,589	47
*	Avinger Inc.	12,064	45
*	vTv Therapeutics Inc.
	Class A	9,072	44
*	CytRx Corp.	117,384	44
*	Invitae Corp.	5,410	43
*	OvaScience Inc.	27,700	42

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	AdCare Health Systems Inc.	28,860	42
*	Galena Biopharma Inc.	20,884	41
*	Catabasis Pharmaceuticals
	Inc.	10,960	40
*	Corbus Pharmaceuticals
	Holdings Inc.	4,620	39
*	Novocure Ltd.	4,691	37
*	Cascadian Therapeutics Inc.	8,542	37
	GTx Inc.	6,969	37
*	CorMedix Inc.	23,800	36
*	Loxo Oncology Inc.	1,127	36
*	REGENXBIO Inc.	1,817	34
*	Regulus Therapeutics Inc.	14,100	32
*	Acura Pharmaceuticals Inc.	41,356	32
*	Asterias Biotherapeutics Inc.	6,720	31
*,^	Orexigen Therapeutics Inc.	17,540	31
*	Peregrine Pharmaceuticals
	Inc.	98,096	30
^	Novelion Therapeutics Inc.	3,477	29
*	Pain Therapeutics Inc.	51,137	29
*	ADMA Biologics Inc.	5,316	27
*	Flex Pharma Inc.	5,140	27
*,^	Apricus Biosciences Inc.	18,858	25
*	Vericel Corp.	8,106	24
	Sonoma Pharmaceuticals Inc.	4,719	24
*	Vical Inc.	9,624	22
*	MGC Diagnostics Corp.	2,800	22
*,^	Adamis Pharmaceuticals
	Corp.	6,605	21
*	Cymabay Therapeutics Inc.	11,957	21
*,^	Teladoc Inc.	1,215	20
*	Medpace Holdings Inc.	553	20
*	MediciNova Inc.	3,300	20
*	Assembly Biosciences Inc.	1,600	19
*	Argos Therapeutics Inc.	3,850	19
*	Veracyte Inc.	2,228	17
*	Alliqua BioMedical Inc.	22,830	13
*	Agile Therapeutics Inc.	2,300	13
*	Tandem Diabetes Care Inc.	6,010	13
*	CytoSorbents Corp.	2,200	12
*	Chiasma Inc.	6,057	12
*	Vital Therapies Inc.	2,600	11
*	Presbia plc	3,100	11
*	Clearside Biomedical Inc.	1,200	11
	Diversicare Healthcare
	Services Inc.	913	9
*	InVivo Therapeutics Holdings
	Corp.	2,160	9
*	Esperion Therapeutics Inc.	675	8
*	Tetraphase Pharmaceuticals
	Inc.	2,000	8
*	Ocular Therapeutix Inc.	910	8
*	Ohr Pharmaceutical Inc.	5,000	7
*	Cerulean Pharma Inc.	10,400	7
*,^	Biocept Inc.	9,360	7

*	Second Sight Medical
	Products Inc.	3,600	7
*	CAS Medical Systems
	Inc.	4,100	7
*	Corindus Vascular
	Robotics Inc.	8,802	6
*	Threshold
	Pharmaceuticals Inc.	13,478	6
*	Fibrocell Science Inc.	9,200	6
	Pernix Therapeutics
	Holdings Inc.	2,880	6
*	Nivalis Therapeutics Inc.	2,432	5
*	Neos Therapeutics Inc.	912	5
*	Aethlon Medical Inc.	1,232	5
*	Caladrius Biosciences Inc.	1,820	5
	Utah Medical Products Inc.	68	5
*	Cytori Therapeutics Inc.	3,275	5
*	Cancer Genetics Inc.	3,500	5
*	Windtree Therapeutics Inc.	3,527	4
*	CEL-SCI Corp.	51,277	3
*	Amedica Corp.	5,026	3
*	Cidara Therapeutics Inc.	281	3
*	BioLife Solutions Inc.	1,215	2
	Daxor Corp.	161	1
*	Aviragen Therapeutics Inc.	917	1
*	CytomX Therapeutics Inc.	100	1
*	BioPharmX Corp.	2,553	1
*	Asterias Biotherapeutics
	Inc. Warrants Exp. 2/15/17	1,344	1
*	Hemispherx Biopharma Inc.	894	1
*	CASI Pharmaceuticals Inc.	200	—
*	Unilife Corp.	49	—
*	Repros Therapeutics Inc.	66	—
*	Celsion Corp.	127	—
			4,545,651
Industrials (12.9%)
	General Electric Co.	14,026,828	443,248
	3M Co.	953,715	170,305
	Boeing Co.	929,651	144,728
	Honeywell International
	Inc.	1,208,328	139,985
	Union Pacific Corp.	1,306,726	135,481
	United Technologies
	Corp.	1,175,088	128,813
	United Parcel Service Inc.
	Class B	1,093,527	125,362
	Accenture plc Class A	984,069	115,264
	Lockheed Martin Corp.	394,397	98,576
	Caterpillar Inc.	927,791	86,043
	Danaher Corp.	986,951	76,824
*	PayPal Holdings Inc.	1,820,896	71,871
	General Dynamics Corp.	409,915	70,776
	FedEx Corp.	379,422	70,648
	Automatic Data
	Processing Inc.	678,760	69,763

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Raytheon Co.	464,966	66,025
	Northrop Grumman Corp.	279,996	65,121
	Illinois Tool Works Inc.	500,266	61,263
	Johnson Controls
	International plc	1,485,907	61,204
	Emerson Electric Co.	1,021,812	56,966
	CSX Corp.	1,487,164	53,434
	Norfolk Southern Corp.	462,283	49,959
	Waste Management Inc.	702,368	49,805
	Deere & Co.	474,066	48,848
	Eaton Corp. plc	715,281	47,988
	Fidelity National
	Information Services Inc.	520,579	39,377
	TE Connectivity Ltd.	564,620	39,117
*	Fiserv Inc.	346,954	36,874
	Cummins Inc.	267,715	36,589
	PACCAR Inc.	556,667	35,571
	Sherwin-Williams Co.	125,222	33,652
	Amphenol Corp. Class A	490,236	32,944
	Paychex Inc.	515,311	31,372
	Ingersoll-Rand plc	409,616	30,738
	Parker-Hannifin Corp.	211,210	29,569
	Roper Technologies Inc.	160,900	29,458
	Rockwell Automation Inc.	205,412	27,607
	Fortive Corp.	493,901	26,488
	Vulcan Materials Co.	211,481	26,467
	Agilent Technologies Inc.	516,865	23,548
	Martin Marietta Materials
	Inc.	100,721	22,313
	Waste Connections Inc.	278,625	21,897
	Republic Services Inc.
	Class A	381,415	21,760
	Fastenal Co.	459,050	21,566
*	FleetCor Technologies Inc.	147,430	20,864
	Ball Corp.	276,637	20,767
	WestRock Co.	399,520	20,284
	Alliance Data Systems
	Corp.	88,332	20,184
	TransDigm Group Inc.	80,390	20,014
*	Verisk Analytics Inc.
	Class A	241,586	19,610
	Rockwell Collins Inc.	206,386	19,144
	WW Grainger Inc.	81,594	18,950
	Textron Inc.	385,263	18,708
	Dover Corp.	246,519	18,472
	AMETEK Inc.	369,218	17,944
*	Mettler-Toledo
	International Inc.	42,078	17,612
	Global Payments Inc.	244,156	16,947
	L-3 Communications
	Holdings Inc.	110,517	16,811
	CH Robinson Worldwide
	Inc.	226,659	16,605
	Masco Corp.	524,539	16,586
	Acuity Brands Inc.	69,724	16,096

	Cintas Corp.	132,427	15,303
	Expeditors International
	of Washington Inc.	287,653	15,234
*	Vantiv Inc. Class A	251,196	14,976
	Kansas City Southern	171,425	14,545
	Pentair plc	258,860	14,514
	Sealed Air Corp.	312,479	14,168
	Xylem Inc.	284,672	14,097
*	United Rentals Inc.	133,379	14,082
	JB Hunt Transport
	Services Inc.	143,203	13,901
	Huntington Ingalls
	Industries Inc.	74,434	13,710
*	HD Supply Holdings Inc.	319,238	13,571
	Fortune Brands Home &
	Security Inc.	244,482	13,070
	Total System Services Inc.	262,830	12,887
	Packaging Corp. of
	America	149,929	12,717
	Broadridge Financial
	Solutions Inc.	188,215	12,479
*	Trimble Inc.	396,598	11,957
	Xerox Corp.	1,368,500	11,947
	Valspar Corp.	113,486	11,758
*	Crown Holdings Inc.	222,263	11,684
	Fluor Corp.	221,522	11,634
	Carlisle Cos. Inc.	102,799	11,338
	Wabtec Corp.	136,167	11,305
	Spirit AeroSystems
	Holdings Inc. Class A	192,635	11,240
	AO Smith Corp.	235,943	11,172
	Jack Henry & Associates
	Inc.	125,511	11,143
*	Jacobs Engineering Group
	Inc.	193,264	11,016
	IDEX Corp.	121,080	10,904
*	Sensata Technologies
	Holding NV	271,902	10,591
*	Stericycle Inc.	135,334	10,426
*	Arrow Electronics Inc.	145,099	10,346
	Hubbell Inc. Class B	88,049	10,275
	Macquarie Infrastructure
	Corp.	123,349	10,078
	Lennox International Inc.	65,710	10,065
	Flowserve Corp.	207,446	9,968
*	Keysight Technologies Inc.	270,816	9,904
*	CoStar Group Inc.	51,821	9,768
	Allegion plc	152,574	9,765
	B/E Aerospace Inc.	161,157	9,700
	ManpowerGroup Inc.	109,122	9,698
	Avnet Inc.	202,550	9,643
*	Old Dominion Freight Line
	Inc.	111,908	9,601
	Robert Half International
	Inc.	196,656	9,593

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Berry Plastics Group Inc.	193,316	9,420
	Owens Corning	182,620	9,416
	Toro Co.	166,302	9,305
	PerkinElmer Inc.	174,039	9,076
	MDU Resources Group Inc.	310,509	8,933
	Donaldson Co. Inc.	211,683	8,908
*	AECOM	244,600	8,894
	Nordson Corp.	76,958	8,623
	Sonoco Products Co.	159,347	8,398
	Cognex Corp.	128,608	8,182
	Orbital ATK Inc.	93,090	8,167
	Booz Allen Hamilton
	Holding Corp. Class A	225,166	8,122
*	First Data Corp. Class A	566,310	8,036
*	Quanta Services Inc.	229,418	7,995
	Allison Transmission
	Holdings Inc.	236,052	7,953
	FLIR Systems Inc.	218,214	7,897
*	XPO Logistics Inc.	176,125	7,602
	Hexcel Corp.	147,105	7,567
	Oshkosh Corp.	116,788	7,546
	Lincoln Electric Holdings
	Inc.	96,440	7,394
	Graco Inc.	88,509	7,354
	AptarGroup Inc.	100,065	7,350
	Bemis Co. Inc.	150,646	7,204
	Eagle Materials Inc.	73,024	7,195
	EMCOR Group Inc.	96,687	6,842
*	Zebra Technologies Corp.	79,719	6,837
*	WEX Inc.	61,162	6,826
*	Genesee & Wyoming Inc.
	Class A	97,353	6,757
	Trinity Industries Inc.	242,452	6,730
	MSC Industrial Direct Co.
	Inc. Class A	71,847	6,638
	CLARCOR Inc.	77,504	6,392
	AGCO Corp.	109,898	6,359
	Graphic Packaging Holding
	Co.	507,517	6,334
	Ryder System Inc.	85,064	6,332
	Curtiss-Wright Corp.	63,539	6,250
	Jabil Circuit Inc.	258,425	6,117
*	Teledyne Technologies Inc.	49,552	6,095
	Woodward Inc.	87,973	6,075
	Watsco Inc.	41,007	6,074
	BWX Technologies Inc.	147,998	5,876
	MAXIMUS Inc.	103,217	5,758
	Landstar System Inc.	67,138	5,727
*	Euronet Worldwide Inc.	78,679	5,699
	Crane Co.	78,936	5,693
	HEICO Corp. Class A	83,670	5,681
	National Instruments Corp.	184,068	5,673
	Deluxe Corp.	77,537	5,552
	ITT Inc.	142,959	5,514
	Littelfuse Inc.	35,778	5,430

*	IPG Photonics Corp.	54,877	5,417
*	Kirby Corp.	81,383	5,412
	EnerSys	68,905	5,381
*	Genpact Ltd.	220,673	5,371
	Air Lease Corp. Class A	155,411	5,335
*	Coherent Inc.	38,672	5,313
	Chicago Bridge & Iron Co.
	NV	164,421	5,220
*	CoreLogic Inc.	140,866	5,188
	Terex Corp.	164,075	5,173
	World Fuel Services Corp.	112,395	5,160
*	WESCO International Inc.	77,009	5,125
	Belden Inc.	66,915	5,003
	Regal Beloit Corp.	71,154	4,927
*	Colfax Corp.	136,942	4,920
	Valmont Industries Inc.	34,303	4,833
*	Clean Harbors Inc.	82,567	4,595
*	TransUnion	145,295	4,494
*	Owens-Illinois Inc.	257,833	4,489
	Timken Co.	112,154	4,452
	Joy Global Inc.	156,671	4,387
*	Sanmina Corp.	117,563	4,309
*	Louisiana-Pacific Corp.	226,137	4,281
*	Generac Holdings Inc.	104,730	4,267
*	WageWorks Inc.	58,157	4,216
*	Esterline Technologies
	Corp.	46,940	4,187
*	MasTec Inc.	104,820	4,009
*	USG Corp.	138,729	4,006
	GATX Corp.	64,618	3,979
	Kennametal Inc.	127,269	3,978
	Tetra Tech Inc.	91,602	3,953
*	Cardtronics plc Class A	72,230	3,942
	Barnes Group Inc.	81,341	3,857
*	Itron Inc.	60,694	3,815
	John Bean Technologies
	Corp.	44,226	3,801
*	KLX Inc.	84,197	3,798
	KBR Inc.	226,969	3,788
*	Universal Display Corp.	67,196	3,783
	Mueller Industries Inc.	91,068	3,639
*	Anixter International Inc.	44,886	3,638
*	Summit Materials Inc.
	Class A	149,097	3,547
	UniFirst Corp.	24,493	3,518
	MSA Safety Inc.	50,723	3,517
	Applied Industrial
	Technologies Inc.	58,943	3,501
	Vishay Intertechnology Inc.	214,336	3,472
	Granite Construction Inc.	63,082	3,469
	Silgan Holdings Inc.	67,607	3,460
*	Cimpress NV	37,747	3,458
	ABM Industries Inc.	84,448	3,449
*	Moog Inc. Class A	52,030	3,417
*	On Assignment Inc.	76,499	3,378

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Convergys Corp.	137,265	3,371
	Knight Transportation Inc.	101,769	3,363
*	RBC Bearings Inc.	36,070	3,348
	Mueller Water Products Inc.
	Class A	244,770	3,258
*	LifeLock Inc.	134,808	3,225
*	Masonite International Corp.	48,661	3,202
*	Rexnord Corp.	162,948	3,192
	Universal Forest Products
	Inc.	30,610	3,128
	CEB Inc.	51,298	3,109
*	Swift Transportation Co.	126,857	3,090
	G&K Services Inc. Class A	31,482	3,036
*	FTI Consulting Inc.	67,228	3,031
*	Trex Co. Inc.	46,779	3,013
	Apogee Enterprises Inc.	55,749	2,986
*	AMN Healthcare Services
	Inc.	77,162	2,967
	Brink’s Co.	71,296	2,941
	ESCO Technologies Inc.	51,890	2,940
	Covanta Holding Corp.	187,896	2,931
*	NeuStar Inc. Class A	86,972	2,905
*	Plexus Corp.	53,728	2,903
	Watts Water Technologies
	Inc. Class A	44,263	2,886
	Simpson Manufacturing
	Co. Inc.	65,941	2,885
*	DigitalGlobe Inc.	99,670	2,856
	Astec Industries Inc.	42,129	2,842
	Albany International Corp.	61,229	2,835
	AAON Inc.	85,610	2,829
	Brady Corp. Class A	74,469	2,796
*	Armstrong World Industries
	Inc.	66,746	2,790
*,^	Ambarella Inc.	49,955	2,704
*	Headwaters Inc.	114,855	2,701
	Comfort Systems USA Inc.	80,772	2,690
*	Navistar International Corp.	85,619	2,686
	Exponent Inc.	44,152	2,662
	AZZ Inc.	41,346	2,642
*	ExlService Holdings Inc.	50,746	2,560
	Insperity Inc.	35,609	2,526
*	Hub Group Inc. Class A	57,428	2,512
	Aircastle Ltd.	119,684	2,495
	Methode Electronics Inc.	60,105	2,485
	Greif Inc. Class A	48,423	2,485
	Matson Inc.	69,159	2,448
	EnPro Industries Inc.	36,304	2,445
	Franklin Electric Co. Inc.	62,814	2,443
	Korn/Ferry International	82,390	2,425
	Standex International Corp.	27,528	2,418
*	Atlas Air Worldwide
	Holdings Inc.	45,995	2,399
*	Knowles Corp.	140,350	2,345
*	II-VI Inc.	78,979	2,342

	Badger Meter Inc.	63,361	2,341
	Forward Air Corp.	49,319	2,337
*	TopBuild Corp.	64,170	2,284
*	OSI Systems Inc.	29,815	2,269
	CIRCOR International Inc.	34,818	2,259
	Argan Inc.	31,925	2,252
*	American Woodmark Corp.	29,603	2,228
	Mobile Mini Inc.	72,263	2,186
*	Advisory Board Co.	65,615	2,182
	Griffon Corp.	83,168	2,179
	Altra Industrial Motion Corp.	58,402	2,155
*	TASER International Inc.	88,467	2,144
	AAR Corp.	64,371	2,127
	Triumph Group Inc.	80,279	2,127
	General Cable Corp.	111,569	2,125
	US Ecology Inc.	41,077	2,019
*	Tutor Perini Corp.	72,041	2,017
*	Air Transport Services
	Group Inc.	126,042	2,012
*	Proto Labs Inc.	38,325	1,968
*	Aerojet Rocketdyne
	Holdings Inc.	108,992	1,956
	Heartland Express Inc.	96,065	1,956
	Alamo Group Inc.	25,513	1,942
	Materion Corp.	48,953	1,939
	Otter Tail Corp.	47,477	1,937
*	SPX FLOW Inc.	59,837	1,918
*	Aegion Corp. Class A	80,308	1,903
	Harsco Corp.	139,303	1,895
*	Smith & Wesson Holding
	Corp.	88,871	1,873
*	Fabrinet	46,405	1,870
*	CBIZ Inc.	135,676	1,859
*	Huron Consulting Group
	Inc.	36,622	1,855
	RR Donnelley & Sons Co.	111,755	1,824
	CTS Corp.	81,005	1,814
	EVERTEC Inc.	101,794	1,807
*	Veeco Instruments Inc.	61,261	1,786
	Greenbrier Cos. Inc.	42,148	1,751
	Werner Enterprises Inc.	64,060	1,726
	Schnitzer Steel Industries
	Inc.	65,911	1,694
*	Rogers Corp.	21,832	1,677
*	MACOM Technology
	Solutions Holdings Inc.	35,763	1,655
	Actuant Corp. Class A	63,750	1,654
*	TriMas Corp.	69,729	1,639
*	Imperva Inc.	42,538	1,633
	Sturm Ruger & Co. Inc.	30,622	1,614
*	Benchmark Electronics Inc.	52,808	1,611
	Federal Signal Corp.	102,155	1,595
	Kaman Corp.	32,301	1,580
	Raven Industries Inc.	62,669	1,579
*	Meritor Inc.	124,168	1,542

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Quanex Building Products
	Corp.	75,415	1,531
*	Team Inc.	38,783	1,522
*	Lydall Inc.	24,569	1,520
*	FARO Technologies Inc.	41,719	1,502
*	Builders FirstSource Inc.	135,812	1,490
*	TimkenSteel Corp.	95,379	1,476
*	MYR Group Inc.	39,111	1,474
	Barrett Business Services
	Inc.	22,967	1,472
*	Babcock & Wilcox
	Enterprises Inc.	88,739	1,472
*	Navigant Consulting Inc.	55,902	1,463
	Tennant Co.	20,523	1,461
*	Cross Country Healthcare
	Inc.	92,361	1,442
*	Wesco Aircraft Holdings
	Inc.	96,247	1,439
*	PHH Corp.	94,386	1,431
*	Gibraltar Industries Inc.	34,293	1,428
*	Integer Holdings Corp.	48,258	1,421
	Marten Transport Ltd.	60,709	1,415
	ArcBest Corp.	50,454	1,395
*	SPX Corp.	58,387	1,385
	Kadant Inc.	22,164	1,356
	TeleTech Holdings Inc.	44,020	1,343
	AVX Corp.	85,741	1,340
*	US Concrete Inc.	20,352	1,333
	Essendant Inc.	63,746	1,332
	Insteel Industries Inc.	37,303	1,329
*	Sykes Enterprises Inc.	44,869	1,295
*	Astronics Corp.	38,080	1,289
	American Railcar Industries
	Inc.	28,442	1,288
	Cubic Corp.	26,806	1,285
*	TriNet Group Inc.	49,676	1,273
	Daktronics Inc.	117,522	1,257
	H&E Equipment Services
	Inc.	53,659	1,248
	Heidrick & Struggles
	International Inc.	51,388	1,241
*	Saia Inc.	28,070	1,239
	LSC Communications Inc.	41,755	1,239
*	Patrick Industries Inc.	15,866	1,211
	CRA International Inc.	33,014	1,208
	ManTech International
	Corp. Class A	28,131	1,189
*	Manitowoc Co. Inc.	198,721	1,188
	Ennis Inc.	67,365	1,169
	McGrath RentCorp	29,584	1,159
*	BMC Stock Holdings Inc.	59,333	1,157
	MTS Systems Corp.	20,104	1,140
*	TrueBlue Inc.	45,845	1,130
*	TTM Technologies Inc.	80,537	1,098
*	Era Group Inc.	63,164	1,072

	Primoris Services Corp.	46,967	1,070
	Lindsay Corp.	14,325	1,069
*	Boise Cascade Co.	47,499	1,069
	Multi-Color Corp.	13,710	1,064
	Park-Ohio Holdings Corp.	24,831	1,058
	Myers Industries Inc.	73,394	1,050
*	Franklin Covey Co.	50,401	1,016
	Columbus McKinnon Corp.	37,453	1,013
	Cass Information Systems
	Inc.	13,746	1,011
*	Wabash National Corp.	62,957	996
*	Acacia Research Corp.	149,994	975
*	Donnelley Financial
	Solutions Inc.	41,689	958
	Gorman-Rupp Co.	30,523	945
*	Bazaarvoice Inc.	194,361	943
*	Ducommun Inc.	36,739	939
	Resources Connection Inc.	47,887	922
	Triton International Ltd.	57,826	914
*	DHI Group Inc.	143,669	898
	Encore Wire Corp.	20,611	893
	DMC Global Inc.	56,197	891
*	ICF International Inc.	16,136	891
	CECO Environmental Corp.	62,648	874
	Kimball International Inc.
	Class B	49,604	871
*	Energy Recovery Inc.	84,102	870
*	Continental Building
	Products Inc.	37,225	860
*	Engility Holdings Inc.	25,480	859
	Powell Industries Inc.	21,617	843
	Sun Hydraulics Corp.	20,927	836
*	PGT Innovations Inc.	72,570	831
*	Casella Waste Systems Inc.
	Class A	66,208	822
*	Lionbridge Technologies
	Inc.	141,212	819
	Crawford & Co. Class B	64,367	808
	AEP Industries Inc.	6,927	804
	Kforce Inc.	34,650	800
*	Covenant Transportation
	Group Inc. Class A	41,348	800
*	ARC Document Solutions
	Inc.	153,797	781
	NN Inc.	40,683	775
*	GP Strategies Corp.	26,686	763
*	Horizon Global Corp.	31,118	747
	Black Box Corp.	47,995	732
	Quad/Graphics Inc.	26,926	724
*	Armstrong Flooring Inc.	35,783	712
*	EnerNOC Inc.	118,353	710
	NACCO Industries Inc.
	Class A	7,828	709
	Viad Corp.	15,925	702

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Inovalon Holdings Inc.
	Class A	67,666	697
*	Landec Corp.	50,064	691
*	Aerovironment Inc.	25,328	680
	Kelly Services Inc. Class A	29,434	675
*	Kemet Corp.	100,973	669
*	DXP Enterprises Inc.	19,247	669
	Crawford & Co. Class A	70,163	664
	Miller Industries Inc.	24,863	658
*	Information Services Group
	Inc.	178,070	648
	Advanced Drainage
	Systems Inc.	31,243	644
	Landauer Inc.	13,262	638
	Bel Fuse Inc. Class B	20,434	631
*	Layne Christensen Co.	57,548	626
*	Paylocity Holding Corp.	20,768	623
	United States Lime &
	Minerals Inc.	8,096	613
*	CyberOptics Corp.	23,480	613
*	Installed Building Products
	Inc.	14,815	612
*	Kimball Electronics Inc.	32,302	588
*	NCI Building Systems Inc.	36,330	569
	Hyster-Yale Materials
	Handling Inc.	8,749	558
*	Thermon Group Holdings
	Inc.	27,045	516
*	Echo Global Logistics Inc.	20,028	502
*	PAM Transportation
	Services Inc.	18,743	487
	Celadon Group Inc.	67,068	480
*	Kratos Defense & Security
	Solutions Inc.	63,913	473
*	Ply Gem Holdings Inc.	29,049	472
	Spartan Motors Inc.	51,015	472
	HEICO Corp.	5,877	453
	Park Electrochemical Corp.	24,128	450
	NVE Corp.	6,264	447
*	RPX Corp.	41,091	444
	Graham Corp.	19,985	443
*	Lawson Products Inc.	18,270	435
*	Astronics Corp. Class B	12,266	413
*	Vishay Precision Group Inc.	21,317	403
*	Vicor Corp.	25,998	393
	Douglas Dynamics Inc.	11,652	392
*	Electro Scientific Industries
	Inc.	64,830	384
	Eastern Co.	18,360	384
	Global Brass & Copper
	Holdings Inc.	10,919	375
*	Great Lakes Dredge & Dock
	Corp.	88,787	373
*	Novanta Inc.	17,361	365
	LSI Industries Inc.	37,390	364

*,^	CUI Global Inc.	51,891	360
*	Commercial Vehicle Group
	Inc.	64,688	358
*	Northwest Pipe Co.	20,617	355
*	Ameresco Inc. Class A	64,346	354
*	Heritage-Crystal Clean Inc.	21,897	344
*	InnerWorkings Inc.	34,750	342
	Hardinge Inc.	30,403	337
*	Control4 Corp.	32,844	335
	Mesa Laboratories Inc.	2,725	334
	Houston Wire & Cable Co.	50,932	331
*	CDI Corp.	43,830	324
*	Goldfield Corp.	62,224	317
*	Ballantyne Strong Inc.	39,388	315
*	Orion Group Holdings Inc.	31,178	310
*	YRC Worldwide Inc.	23,127	307
*	Everi Holdings Inc.	140,729	305
*	Arotech Corp.	86,685	303
*	ServiceSource International
	Inc.	51,463	292
*	Maxwell Technologies Inc.	56,916	291
*	Intevac Inc.	30,977	265
*	Roadrunner Transportation
	Systems Inc.	25,355	263
*	American Superconductor
	Corp.	35,215	260
*	CAI International Inc.	28,929	251
	Allied Motion Technologies
	Inc.	11,315	242
*	Mistras Group Inc.	9,290	239
	Hurco Cos. Inc.	6,859	227
	LB Foster Co. Class A	16,557	225
*	Sterling Construction Co.
	Inc.	25,390	215
*	Cenveo Inc.	30,439	213
*	ModusLink Global
	Solutions Inc.	142,643	208
*	Advanced Disposal
	Services Inc.	9,337	207
*	Milacron Holdings Corp.	10,582	197
	BlueLinx Holdings Inc.	25,879	193
*	PRGX Global Inc.	32,040	189
*	TRC Cos. Inc.	17,053	181
*	ClearSign Combustion Corp.	50,569	172
*	Willis Lease Finance Corp.	6,584	168
*	IES Holdings Inc.	8,711	167
*	Evolent Health Inc. Class A	11,157	165
*	UFP Technologies Inc.	5,749	146
*	Cotiviti Holdings Inc.	4,020	138
	International Seaways Inc.	9,665	136
*	StarTek Inc.	15,981	135
	National Research Corp.
	Class B	3,096	129
*	Broadwind Energy Inc.	31,113	126
*	Echelon Corp.	26,683	125

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Universal Technical Institute
	Inc.	40,610	118
*	Sparton Corp.	4,933	118
	VSE Corp.	2,950	115
	Overseas Shipholding Group
	Inc. Class A	28,997	111
*	Radiant Logistics Inc.	28,000	109
	Supreme Industries Inc.
	Class A	6,861	108
*	Hill International Inc.	24,339	106
	AMCON Distributing Co.	900	104
*	Innovative Solutions &
	Support Inc.	31,038	103
	FreightCar America Inc.	6,512	97
*	Nuvectra Corp.	18,420	93
*	Fuel Tech Inc.	71,059	82
*	LMI Aerospace Inc.	9,475	82
*	Asure Software Inc.	9,398	80
*	Frequency Electronics Inc.	7,273	79
*	USA Truck Inc.	8,258	72
	Hudson Global Inc.	48,253	66
*	Perma-Fix Environmental
	Services	15,311	60
*	Lincoln Educational Services
	Corp.	30,118	58
*	Air T Inc.	2,500	57
*	Synthesis Energy Systems
	Inc.	55,859	56
	GMS Inc.	1,900	56
*	Aspen Aerogels Inc.	13,412	55
*	Twin Disc Inc.	3,509	51
*	Xerium Technologies Inc.	8,965	50
*	Key Technology Inc.	4,289	50
	Richardson Electronics Ltd.	7,894	50
*	Ultralife Corp.	9,678	48
*	IEC Electronics Corp.	13,361	48
*	Hudson Technologies Inc.	5,527	44
	National Research Corp.
	Class A	2,202	42
*	Multi Packaging Solutions
	International Ltd.	2,900	41
*	MINDBODY Inc. Class A	1,814	39
	Bel Fuse Inc. Class A	1,477	37
*	Omega Flex Inc.	666	37
*	NV5 Global Inc.	1,100	37
*	Gencor Industries Inc.	2,175	34
	Textainer Group Holdings
	Ltd.	4,245	32
*	Orion Energy Systems Inc.	13,216	29
*	American Electric
	Technologies Inc.	17,847	28
*	Mattersight Corp.	6,659	25
*,^	Capstone Turbine Corp.	35,895	24
*	MicroVision Inc.	17,717	22
*	Applied DNA Sciences Inc.	11,980	22

	Greif Inc. Class B	318	21
*	AeroCentury Corp.	2,175	21
*	Revolution Lighting
	Technologies Inc.	3,385	19
*	Patriot Transportation
	Holding Inc.	794	18
*	Turtle Beach Corp.	11,768	15
*	Digital Ally Inc.	3,600	15
*,^	Power Solutions
	International Inc.	1,862	14
*	Industrial Services of
	America Inc.	5,080	9
*	Art’s-Way Manufacturing
	Co. Inc.	2,553	9
*	Energy Focus Inc.	1,890	8
*	Research Frontiers Inc.	4,224	8
^	Eagle Bulk Shipping Inc.	1,145	7
	Universal Logistics
	Holdings Inc.	360	6
*	Rand Logistics Inc.	6,796	6
*,^	Odyssey Marine
	Exploration Inc.	1,433	5
	Ecology and Environment
	Inc.	450	5
*	Sharps Compliance Corp.	1,172	4
*	American DG Energy Inc.	15,120	4
*	Rubicon Technology Inc.	6,096	4
*	Wireless Telecom Group
	Inc.	1,403	3
*	Sypris Solutions Inc.	1,594	1
	Chicago Rivet & Machine
	Co.	28	1
*	CTPartners Executive
	Search Inc.	74,003	—
			4,817,213
Oil & Gas (7.0%)
	Exxon Mobil Corp.	6,574,966	593,456
	Chevron Corp.	2,993,265	352,307
	Schlumberger Ltd.	2,206,058	185,199
	ConocoPhillips	1,966,561	98,603
	EOG Resources Inc.	915,715	92,579
	Occidental Petroleum
	Corp.	1,212,966	86,400
	Halliburton Co.	1,302,154	70,434
	Kinder Morgan Inc.	3,013,192	62,403
	Anadarko Petroleum Corp.	886,234	61,797
	Phillips 66	701,081	60,580
	Valero Energy Corp.	719,051	49,126
	Pioneer Natural
	Resources Co.	269,286	48,490
	Spectra Energy Corp.	1,113,439	45,751
	Baker Hughes Inc.	672,526	43,694
	Marathon Petroleum Corp.	839,561	42,272
	Apache Corp.	602,548	38,244
	Williams Cos. Inc.	1,192,107	37,122

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Devon Energy Corp.	789,733	36,067
*	Concho Resources Inc.	232,041	30,769
	Hess Corp.	452,491	28,186
	Noble Energy Inc.	682,168	25,963
	Marathon Oil Corp.	1,345,321	23,288
	National Oilwell Varco Inc.	600,210	22,472
	Cimarex Energy Co.	150,887	20,506
	EQT Corp.	274,373	17,944
	Cabot Oil & Gas Corp.	738,891	17,260
	Tesoro Corp.	188,627	16,495
	Targa Resources Corp.	272,916	15,302
*	Diamondback Energy Inc.	140,650	14,214
	Range Resources Corp.	392,546	13,488
*	Cheniere Energy Inc.	318,769	13,207
*	Newfield Exploration Co.	315,699	12,786
*	FMC Technologies Inc.	359,085	12,758
^	Helmerich & Payne Inc.	163,266	12,637
	OGE Energy Corp.	317,783	10,630
*	Chesapeake Energy Corp.	1,408,985	9,891
	HollyFrontier Corp.	280,740	9,197
*	Parsley Energy Inc.
	Class A	255,418	9,001
*	Energen Corp.	154,356	8,902
*,^	Transocean Ltd.	579,523	8,542
*	Southwestern Energy Co.	785,066	8,494
	Core Laboratories NV	70,134	8,419
*	Antero Resources Corp.	349,058	8,255
	Murphy Oil Corp.	260,199	8,100
*	WPX Energy Inc.	547,827	7,982
*	Weatherford International
	plc	1,555,501	7,762
*	Continental Resources
	Inc.	148,917	7,675
*	RSP Permian Inc.	161,064	7,187
	Nabors Industries Ltd.	428,270	7,024
*	QEP Resources Inc.	381,226	7,018
*	PDC Energy Inc.	89,296	6,481
	Patterson-UTI Energy Inc.	223,259	6,010
*	Oasis Petroleum Inc.	374,782	5,674
*	Rice Energy Inc.	257,047	5,488
*	Whiting Petroleum Corp.	450,889	5,420
*	Gulfport Energy Corp.	245,256	5,307
	SM Energy Co.	153,098	5,279
	Western Refining Inc.	129,850	4,915
*	Callon Petroleum Co.	319,204	4,906
	PBF Energy Inc. Class A	171,750	4,788
	Ensco plc Class A	480,932	4,675
	Oceaneering International
	Inc.	156,557	4,416
	SemGroup Corp. Class A	104,967	4,382
	Superior Energy Services
	Inc.	242,436	4,092
*	First Solar Inc.	121,870	3,911
*	Rowan Cos. plc Class A	199,588	3,770
*	Carrizo Oil & Gas Inc.	98,577	3,682

*	Matador Resources Co.	142,165	3,662
*	Dril-Quip Inc.	59,772	3,589
*	NOW Inc.	162,708	3,331
*	Laredo Petroleum Inc.	229,618	3,247
*	Oil States International Inc.	82,535	3,219
*	MRC Global Inc.	146,400	2,966
*	McDermott International
	Inc.	396,541	2,930
*	Denbury Resources Inc.	750,644	2,762
*	Synergy Resources Corp.	302,707	2,697
^	RPC Inc.	121,757	2,412
*	SEACOR Holdings Inc.	33,168	2,364
	Green Plains Inc.	84,876	2,364
	Delek US Holdings Inc.	97,917	2,357
	Noble Corp. plc	395,310	2,340
*	Forum Energy
	Technologies Inc.	102,406	2,253
	Pattern Energy Group Inc.
	Class A	110,923	2,106
	California Resources Corp.	96,624	2,057
	Archrock Inc.	139,341	1,839
*,^	Clayton Williams Energy
	Inc.	14,884	1,775
*	Chart Industries Inc.	49,196	1,772
*	Diamond Offshore Drilling
	Inc.	100,021	1,770
*	REX American Resources
	Corp.	16,413	1,621
*	Newpark Resources Inc.	214,220	1,607
*	Exterran Corp.	67,209	1,606
*	Unit Corp.	53,972	1,450
*	Centennial Resource
	Development Inc. Class A	72,180	1,423
	Bristow Group Inc.	68,889	1,411
*	Matrix Service Co.	60,169	1,366
	Atwood Oceanics Inc.	102,452	1,345
*	Abraxas Petroleum Corp.	516,613	1,328
*	Renewable Energy Group
	Inc.	130,165	1,263
	Alon USA Energy Inc.	108,928	1,240
^	CVR Energy Inc.	48,792	1,239
*	Bill Barrett Corp.	169,565	1,185
*	Natural Gas Services Group
	Inc.	34,346	1,104
*,^	Flotek Industries Inc.	116,731	1,096
*	Dawson Geophysical Co.	121,498	977
*	Green Brick Partners Inc.	89,224	897
*	Helix Energy Solutions
	Group Inc.	99,301	876
*,^	Par Pacific Holdings Inc.	57,959	843
	Gulf Island Fabrication Inc.	62,370	742
*,^	ION Geophysical Corp.	110,920	666
*	TETRA Technologies Inc.	129,247	649
*	Pacific Ethanol Inc.	65,334	621

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Independence Contract
	Drilling Inc.	91,619	614
	Adams Resources &
	Energy Inc.	15,381	610
*	Parker Drilling Co.	229,846	598
*,^	SunPower Corp. Class A	87,857	581
*	Northern Oil and Gas Inc.	192,810	530
*	Tesco Corp.	61,537	508
*	Hornbeck Offshore
	Services Inc.	69,410	501
*	EXCO Resources Inc.	534,834	467
*,^	Approach Resources Inc.	136,662	458
*	Cobalt International Energy
	Inc.	365,830	446
*	Resolute Energy Corp.	10,570	435
*	Extraction Oil & Gas Inc.	20,802	417
*	Eclipse Resources Corp.	155,327	415
	Evolution Petroleum Corp.	40,190	402
*	Contango Oil & Gas Co.	42,562	398
*,^	EP Energy Corp. Class A	56,584	371
*	Gastar Exploration Inc.	210,656	327
*	Jones Energy Inc. Class A	64,443	322
	Panhandle Oil and Gas Inc.
	Class A	13,637	321
*	VAALCO Energy Inc.	280,966	292
*	Sanchez Energy Corp.	30,640	277
*	PHI Inc.	15,304	276
*	Trecora Resources	18,796	260
*	Plug Power Inc.	201,234	241
*,^	Bonanza Creek Energy Inc.	234,426	239
*,^	Amyris Inc.	300,384	219
*,^	TerraVia Holdings Inc.	162,737	187
*	Ring Energy Inc.	13,495	175
*,^	Harvest Natural Resources
	Inc.	27,858	172
*	Mitcham Industries Inc.	41,316	171
*	PetroQuest Energy Inc.	46,985	156
*	Mammoth Energy Services
	Inc.	7,140	109
*	Enphase Energy Inc.	90,916	92
*	FuelCell Energy Inc.	47,468	83
*	CARBO Ceramics Inc.	6,000	63
*	Geospace Technologies
	Corp.	1,988	40
	Pioneer Energy Services
	Corp.	3,900	27
	Comstock Resources Inc.	2,299	23
*	Rex Energy Corp.	19,900	9
*	Zion Oil & Gas Inc.	6,828	9
*	Stone Energy Corp.	1,167	8
*	MagneGas Corp.	17,025	8
*	Torchlight Energy
	Resources Inc.	3,977	5
*	PHI Inc.	229	4
*	Ideal Power Inc.	791	3

*	Yuma Energy Inc.	637	2
*	Aemetis Inc.	1,072	1
*	Willbros Group Inc.	190	1
*	PrimeEnergy Corp.	10	1
*	Triangle Petroleum Corp.	600	—
			2,611,315
Other (0.0%)[2]
*	Leap Wireless
	International Inc. CVR	134,187	338
*	Dyax Corp CVR Expire
	12/31/2019	266,416	295
*	Adolor Corp. Rights Exp.
	07/01/2019	126,930	66
*	Tobira Therapeutics Inc.
	CV Rights	4,500	62
*	Chelsea Therapeutics
	International Ltd. CVR	288,407	32
*	Ambit Biosciences Corp.
	CVR Rights	29,736	18
*	Alexza Pharmaceuticals
	Inc CVR	80,591	3
	Bagger Dave’s Burger
	Tavern Inc.	34,766	2
*	Durata Therapeutics Inc
	CVR Expire 12/31/2018	800	1
*	Clinical Data Contingent
	Value Rights	29,879	—
*	Gerber Scientific Inc. CVR	53,384	—
*,^	Biosante Pharmaceutical
	Inc CVR	156,953	—
	ClearSign Combustion
	Corp Rights Expire
	1/13/2017	50,569	—
*	Cubist Pharmaceuticals,
	Inc. CVR	16,200	—
*	Allen Organ Co. Escrow
	Shares	283	—
			817
Technology (16.2%)
	Apple Inc.	8,032,158	930,285
	Microsoft Corp.	11,712,171	727,794
*	Facebook Inc. Class A	3,711,680	427,029
*	Alphabet Inc. Class A	469,480	372,039
*	Alphabet Inc.	465,102	358,975
	Intel Corp.	7,513,570	272,517
	Cisco Systems Inc.	7,959,309	240,530
	International Business
	Machines Corp.	1,356,995	225,248
	Oracle Corp.	4,882,424	187,729
	QUALCOMM Inc.	2,340,702	152,614
	Texas Instruments Inc.	1,585,711	115,709
	Broadcom Ltd.	598,562	105,808
	NVIDIA Corp.	811,962	86,669
*	Adobe Systems Inc.	787,424	81,065

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	salesforce.com Inc.	1,051,349	71,975
	Hewlett Packard
	Enterprise Co.	2,638,816	61,062
	Applied Materials Inc.	1,716,253	55,383
*	Cognizant Technology
	Solutions Corp. Class A	963,830	54,003
*	Yahoo! Inc.	1,360,161	52,597
	Intuit Inc.	386,016	44,241
	HP Inc.	2,716,172	40,308
	Corning Inc.	1,510,991	36,672
*	Micron Technology Inc.	1,648,710	36,140
	Analog Devices Inc.	488,302	35,460
	Western Digital Corp.	452,716	30,762
	Lam Research Corp.	258,279	27,308
*	Autodesk Inc.	333,768	24,702
	Xilinx Inc.	402,660	24,309
	Linear Technology Corp.	380,975	23,754
	Symantec Corp.	988,567	23,617
*	Cerner Corp.	482,525	22,857
	Skyworks Solutions Inc.	297,617	22,220
	Motorola Solutions Inc.	264,811	21,950
	Microchip Technology Inc.	342,116	21,947
*	Citrix Systems Inc.	235,025	20,990
	Harris Corp.	198,135	20,303
*	Red Hat Inc.	287,691	20,052
	KLA-Tencor Corp.	247,775	19,495
*	Dell Technologies Inc.
	Class V	354,211	19,471
*	ServiceNow Inc.	250,121	18,594
	Seagate Technology plc	466,407	17,803
*	Akamai Technologies Inc.	263,674	17,582
	Maxim Integrated
	Products Inc.	450,402	17,372
*	Palo Alto Networks Inc.	138,199	17,282
	Juniper Networks Inc.	578,065	16,336
	CA Inc.	499,214	15,860
	NetApp Inc.	442,056	15,591
*	F5 Networks Inc.	105,267	15,234
*	Twitter Inc.	899,460	14,661
	CDK Global Inc.	238,516	14,237
*	Advanced Micro Devices
	Inc.	1,249,253	14,167
*	Synopsys Inc.	240,409	14,150
	CDW Corp.	259,478	13,516
	Computer Sciences Corp.	223,110	13,257
*	ANSYS Inc.	138,739	12,832
*	Workday Inc. Class A	193,774	12,807
*	Gartner Inc.	124,890	12,623
	Leidos Holdings Inc.	238,860	12,215
*	Cadence Design Systems
	Inc.	465,263	11,734
*	CommScope Holding Co.
	Inc.	306,968	11,419
*	VeriSign Inc.	144,319	10,978
*	Splunk Inc.	211,437	10,815

*	Qorvo Inc.	203,516	10,731
*	Microsemi Corp.	180,068	9,718
*	ARRIS International plc	303,206	9,136
*	PTC Inc.	182,955	8,465
	Marvell Technology Group
	Ltd.	608,143	8,435
*	ON Semiconductor Corp.	661,037	8,435
*,^	VMware Inc. Class A	106,322	8,371
	CSRA Inc.	260,133	8,283
	Teradyne Inc.	321,877	8,176
	Garmin Ltd.	165,205	8,011
*	NCR Corp.	196,945	7,988
	Brocade Communications
	Systems Inc.	639,073	7,982
*	Ultimate Software Group
	Inc.	43,716	7,972
	SS&C Technologies
	Holdings Inc.	271,831	7,774
*	IAC/InterActiveCorp	117,283	7,599
*	Tyler Technologies Inc.	52,121	7,441
*	Fortinet Inc.	233,541	7,034
*	Aspen Technology Inc.	127,087	6,949
*	Nuance Communications
	Inc.	456,328	6,799
*	athenahealth Inc.	62,537	6,577
*	Arista Networks Inc.	66,040	6,391
*	Cavium Inc.	100,954	6,304
	Mentor Graphics Corp.	170,140	6,276
*	Veeva Systems Inc.
	Class A	152,546	6,209
*	Manhattan Associates Inc.	113,848	6,037
	j2 Global Inc.	72,603	5,939
	Fair Isaac Corp.	49,221	5,868
	SYNNEX Corp.	47,394	5,736
*	Guidewire Software Inc.	115,277	5,687
*	Teradata Corp.	207,442	5,636
*	Cirrus Logic Inc.	99,382	5,619
*	ViaSat Inc.	84,720	5,610
	Cypress Semiconductor
	Corp.	486,095	5,561
	DST Systems Inc.	51,881	5,559
*	Ciena Corp.	219,679	5,362
*	Finisar Corp.	175,174	5,303
	MKS Instruments Inc.	85,431	5,075
	InterDigital Inc.	54,751	5,001
*	EPAM Systems Inc.	76,872	4,944
	Blackbaud Inc.	75,549	4,835
*	CACI International Inc.
	Class A	38,806	4,824
	Intersil Corp. Class A	216,223	4,822
*	Integrated Device
	Technology Inc.	202,989	4,782
*	Tech Data Corp.	56,186	4,758
	Science Applications
	International Corp.	55,994	4,748

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Monolithic Power Systems
	Inc.	57,938	4,747
	Pitney Bowes Inc.	295,366	4,487
*	Proofpoint Inc.	63,470	4,484
*	NetScout Systems Inc.	139,129	4,383
*	Medidata Solutions Inc.	86,784	4,311
*	Cree Inc.	160,646	4,239
*	Ellie Mae Inc.	49,751	4,163
*	Silicon Laboratories Inc.	62,803	4,082
*	Entegris Inc.	225,442	4,035
*	TiVo Corp.	185,726	3,882
*	Dycom Industries Inc.	47,554	3,818
*	Tableau Software Inc.
	Class A	90,518	3,815
	LogMeIn Inc.	38,221	3,690
*	Verint Systems Inc.	98,971	3,489
*	Advanced Energy
	Industries Inc.	63,081	3,454
	Tessera Holding Corp.	77,691	3,434
*	Square Inc.	250,979	3,421
*	ACI Worldwide Inc.	187,102	3,396
*	Cornerstone OnDemand
	Inc.	80,239	3,395
*	EchoStar Corp. Class A	65,950	3,389
*	Lumentum Holdings Inc.	85,304	3,297
*	CommVault Systems Inc.	63,886	3,284
*	Semtech Corp.	103,997	3,281
*	Paycom Software Inc.	71,724	3,263
*	Electronics For Imaging Inc.	74,294	3,259
*	Synaptics Inc.	58,682	3,144
*	VeriFone Systems Inc.	177,230	3,142
	CSG Systems International
	Inc.	64,458	3,120
	Progress Software Corp.	97,216	3,104
*	Insight Enterprises Inc.	75,998	3,073
*	Viavi Solutions Inc.	372,798	3,049
*	Allscripts Healthcare
	Solutions Inc.	298,145	3,044
	Power Integrations Inc.	43,850	2,975
*	MicroStrategy Inc. Class A	15,002	2,961
	NIC Inc.	122,699	2,933
	Cabot Microelectronics
	Corp.	46,241	2,921
*	GoDaddy Inc. Class A	83,277	2,911
*	FireEye Inc.	243,455	2,897
	Plantronics Inc.	52,858	2,895
*	Zendesk Inc.	134,620	2,854
*	Ubiquiti Networks Inc.	48,625	2,811
	Ebix Inc.	48,686	2,778
	Cogent Communications
	Holdings Inc.	66,421	2,747
*	NETGEAR Inc.	50,144	2,725
	Diebold Nixdorf Inc.	108,053	2,718
*	BroadSoft Inc.	63,213	2,608

*	Synchronoss Technologies
	Inc.	64,979	2,489
*	Rambus Inc.	176,528	2,431
*	HubSpot Inc.	50,761	2,386
	Brooks Automation Inc.	135,614	2,315
*	Gigamon Inc.	50,562	2,303
*,^	3D Systems Corp.	170,940	2,272
*	Premier Inc. Class A	73,539	2,233
	Pegasystems Inc.	61,494	2,214
*	Amkor Technology Inc.	202,226	2,133
*	Bottomline Technologies
	de Inc.	82,259	2,058
	ADTRAN Inc.	91,954	2,055
*	Callidus Software Inc.	120,578	2,026
*	Diodes Inc.	78,721	2,021
*	Infinera Corp.	230,377	1,956
*	RealPage Inc.	64,220	1,927
*	FormFactor Inc.	170,109	1,905
*	CEVA Inc.	56,631	1,900
*	SPS Commerce Inc.	27,120	1,895
*	Envestnet Inc.	52,441	1,849
*	Inphi Corp.	41,388	1,847
*	Lattice Semiconductor
	Corp.	247,837	1,824
*	InvenSense Inc.	136,293	1,743
*	Applied Micro Circuits Corp.	210,860	1,740
*	ScanSource Inc.	42,205	1,703
	Inteliquent Inc.	74,285	1,703
*	Web.com Group Inc.	77,686	1,643
*	Blucora Inc.	110,358	1,628
*	Intralinks Holdings Inc.	115,740	1,565
*	Ixia	93,151	1,500
*	Oclaro Inc.	165,576	1,482
*	Axcelis Technologies Inc.	100,792	1,467
*	Boingo Wireless Inc.	119,567	1,458
	West Corp.	58,298	1,443
*	Box Inc.	103,926	1,440
	Hackett Group Inc.	77,701	1,372
*	Actua Corp.	96,675	1,353
*	PROS Holdings Inc.	61,578	1,325
*	2U Inc.	43,851	1,322
*	Cray Inc.	62,701	1,298
*	Carbonite Inc.	78,275	1,284
*	MaxLinear Inc.	57,114	1,245
*	CalAmp Corp.	84,164	1,220
*	Super Micro Computer Inc.	42,061	1,180
*	Mercury Systems Inc.	38,058	1,150
	American Software Inc.
	Class A	107,424	1,110
*	Alpha & Omega
	Semiconductor Ltd.	51,990	1,106
*	RingCentral Inc. Class A	53,665	1,105
	Syntel Inc.	54,526	1,079
	Forrester Research Inc.	23,827	1,023
*	Harmonic Inc.	200,460	1,002

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Cohu Inc.	70,602	981
*	Digi International Inc.	69,803	960
*	Shutterstock Inc.	20,021	951
*	AXT Inc.	197,793	949
*,^	Gogo Inc.	99,596	918
*	Unisys Corp.	60,831	909
*	Qualys Inc.	28,095	889
*	Quality Systems Inc.	67,426	887
*	RigNet Inc.	37,974	879
	Monotype Imaging
	Holdings Inc.	43,699	867
	EMCORE Corp.	99,258	864
*	Exar Corp.	79,738	860
*	New Relic Inc.	28,985	819
*	Extreme Networks Inc.	160,328	806
*	Brightcove Inc.	97,508	785
*	Virtusa Corp.	31,059	780
*	Loral Space &
	Communications Inc.	18,879	775
*	Endurance International
	Group Holdings Inc.	83,287	775
*	Calix Inc.	95,551	736
^	Computer Programs &
	Systems Inc.	30,079	710
	Concurrent Computer Corp.	130,334	697
*	Perficient Inc.	39,401	689
*	CommerceHub Inc.	45,197	679
*	Limelight Networks Inc.	268,583	677
*	Ultratech Inc.	28,022	672
	IXYS Corp.	55,443	660
*	Photronics Inc.	56,556	639
*	Agilysys Inc.	61,616	638
*	LivePerson Inc.	82,442	622
*	Guidance Software Inc.	87,223	618
*	iPass Inc.	366,728	605
*,^	Acacia Communications Inc.	9,646	596
*,^	Nutanix Inc.	22,355	594
*	Q2 Holdings Inc.	20,364	587
*	DSP Group Inc.	44,399	579
*	Immersion Corp.	53,846	572
*	ChannelAdvisor Corp.	39,553	568
*	Xcerra Corp.	70,672	540
*	MeetMe Inc.	109,230	539
*	A10 Networks Inc.	64,299	534
*	Benefitfocus Inc.	17,739	527
*	ePlus Inc.	4,524	521
*	Aware Inc.	81,777	499
*	Alarm.com Holdings Inc.	17,650	491
*	VASCO Data Security
	International Inc.	33,228	454
*	Match Group Inc.	26,395	451
*	VOXX International Corp.
	Class A	95,985	451
*	Tangoe Inc.	55,766	439
*	Vectrus Inc.	17,781	424

	Comtech
	Telecommunications Corp.	35,703	423
*	Nimble Storage Inc.	52,704	417
*	Pure Storage Inc. Class A	35,973	407
*	Nanometrics Inc.	16,014	401
*,^	Twilio Inc. Class A	13,720	396
*	KVH Industries Inc.	32,929	389
*	Datalink Corp.	33,446	377
*	Digimarc Corp.	12,033	361
*	Jive Software Inc.	82,246	358
*	Aviat Networks Inc.	25,444	353
*	Barracuda Networks Inc.	16,189	347
*	CommerceHub Inc. Class A	22,717	341
*	PC Connection Inc.	11,879	334
*	Mitek Systems Inc.	53,920	332
*	Edgewater Technology Inc.	43,518	326
*	PDF Solutions Inc.	14,264	322
*	Rudolph Technologies Inc.	12,420	290
*	Amtech Systems Inc.	67,173	285
*	Rightside Group Ltd.	34,384	284
*	Kopin Corp.	98,044	278
*	KEYW Holding Corp.	22,339	263
*	ShoreTel Inc.	34,733	248
	QAD Inc. Class A	8,141	247
*	Internap Corp.	157,326	242
	Great Elm Capital Group Inc.	64,026	240
*	Zix Corp.	45,518	225
	Computer Task Group Inc.	51,182	215
*	Rosetta Stone Inc.	24,171	215
*	Amber Road Inc.	23,001	209
	LRAD Corp.	119,396	204
*	Quantum Corp.	242,388	202
*	Icad Inc.	60,331	195
*	Clearfield Inc.	9,367	194
*	BSQUARE Corp.	32,490	190
*	Castlight Health Inc.
	Class B	38,089	189
*	Five9 Inc.	13,269	188
*	Vocera Communications Inc.	10,161	188
*	Sigma Designs Inc.	30,522	183
*	Telenav Inc.	25,963	183
*	Ciber Inc.	268,615	170
*	NeoPhotonics Corp.	15,454	167
*	GSI Technology Inc.	26,114	162
	Preformed Line Products
	Co.	2,778	161
	Simulations Plus Inc.	16,404	158
*	Lantronix Inc.	89,562	152
	Systemax Inc.	17,314	152
*	Park City Group Inc.	11,753	149
*	Pendrell Corp.	21,573	146
*	Varonis Systems Inc.	5,433	146
*	Covisint Corp.	74,854	142
	PC-Tel Inc.	25,151	135
*	Exa Corp.	8,672	133

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Datawatch Corp.	21,298	117
*	Silver Spring Networks Inc.	8,015	107
	NCI Inc. Class A	7,496	105
*	eGain Corp.	49,676	104
*	Aerohive Networks Inc.	17,209	98
	Evolving Systems Inc.	21,792	89
*	Imation Corp.	98,843	81
*	CVD Equipment Corp.	8,553	74
*,^	FalconStor Software Inc.	164,416	74
*	Hortonworks Inc.	8,899	74
*	Synacor Inc.	23,769	74
*	Support.com Inc.	80,043	69
	ClearOne Inc.	5,669	65
	RELM Wireless Corp.	13,400	64
*	Apptio Inc. Class A	3,213	60
*	MobileIron Inc.	15,800	59
	CSP Inc.	5,391	57
*	Everbridge Inc.	3,071	57
*,^	VirnetX Holding Corp.	25,600	56
*	GigPeak Inc.	21,882	55
*	Impinj Inc.	1,520	54
*	NetSol Technologies Inc.	9,891	51
*	GSE Systems Inc.	14,462	51
*	Appfolio Inc.	2,120	51
*	Quantenna Communications
	Inc.	2,550	46
*	QuickLogic Corp.	32,504	45
*	Pixelworks Inc.	15,645	44
*	PAR Technology Corp.	7,772	43
*	Seachange International Inc.	18,579	43
*	Mastech Digital Inc.	5,931	40
*	Coupa Software Inc.	1,530	38
*	Identiv Inc.	11,839	38
*	ID Systems Inc.	6,809	37
*	Inuvo Inc.	17,600	29
*	ADDvantage Technologies
	Group Inc.	14,730	26
*	Intermolecular Inc.	25,996	25
*	Numerex Corp. Class A	3,305	24
*	Ultra Clean Holdings Inc.	2,430	24
*	Blackline Inc.	762	21
	QAD Inc. Class B	597	15
*	Rapid7 Inc.	1,210	15
*	DASAN Zhone Solutions Inc.	13,100	13
*	Westell Technologies Inc.
	Class A	18,333	12
	TransAct Technologies Inc.	1,540	10
*	Workiva Inc.	646	9
*	TransEnterix Inc.	6,030	8
*	Key Tronic Corp.	850	7
*	Smith Micro Software Inc.	3,520	6
	Communications Systems
	Inc.	1,077	5
*	MoSys Inc.	19,562	4
*	inTEST Corp.	900	4

*	ARC Group Worldwide Inc.	579	3
*	ParkerVision Inc.	1,083	2
*	ARI Network Services Inc.	100	1
*	Rocket Fuel Inc.	228	—
*	Netlist Inc.	100	—
			6,034,111
Telecommunications (2.4%)
	AT&T Inc.	9,737,171	414,122
	Verizon Communications
	Inc.	6,463,968	345,047
*	T-Mobile US Inc.	457,252	26,297
*	Level 3 Communications
	Inc.	456,681	25,738
	CenturyLink Inc.	867,403	20,627
*	SBA Communications
	Corp. Class A	197,924	20,438
*,^	Sprint Corp.	949,457	7,994
*	Zayo Group Holdings Inc.	231,756	7,615
^	Frontier Communications
	Corp.	1,866,115	6,307
	Telephone & Data
	Systems Inc.	146,886	4,241
*	8x8 Inc.	178,080	2,547
	Cincinnati Bell Inc.	101,003	2,257
	Shenandoah
	Telecommunications Co.	74,708	2,039
	ATN International Inc.	24,843	1,991
	Consolidated
	Communications
	Holdings Inc.	72,284	1,941
	EarthLink Holdings Corp.	277,387	1,564
*	Vonage Holdings Corp.	214,781	1,471
	Spok Holdings Inc.	68,038	1,412
*	General Communication
	Inc. Class A	72,138	1,403
*	United States Cellular Corp. 30,674		1,341
	Windstream Holdings Inc.	168,418	1,234
*	Globalstar Inc.	674,680	1,066
*	Iridium Communications
	Inc.	77,040	740
	IDT Corp. Class B	39,436	731
*,^	Straight Path
	Communications Inc.
	Class B	20,258	687
*	FairPoint Communications
	Inc.	33,280	622
*	Alaska Communications
	Systems Group Inc.	357,788	587
*	GTT Communications Inc.	16,588	477
*	Lumos Networks Corp.	26,673	417
*	ORBCOMM Inc.	33,489	277
*	HC2 Holdings Inc.	32,201	191
*	Hawaiian Telcom Holdco
	Inc.	6,486	161

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	pdvWireless Inc.	5,800	131
*	Pareteum Corp.	214,438	26
			903,739
Utilities (3.1%)
	NextEra Energy Inc.	761,296	90,944
	Duke Energy Corp.	1,094,053	84,920
	Southern Co.	1,554,291	76,456
	Dominion Resources Inc.	993,773	76,113
	Exelon Corp.	1,463,498	51,940
	American Electric Power
	Co. Inc.	780,884	49,164
	PG&E Corp.	801,818	48,727
	Sempra Energy	396,645	39,918
	Edison International	517,413	37,249
	PPL Corp.	1,076,847	36,667
	Consolidated Edison Inc.	483,447	35,620
	Public Service Enterprise
	Group Inc.	803,427	35,254
	Xcel Energy Inc.	806,704	32,833
	WEC Energy Group Inc.	501,605	29,419
	DTE Energy Co.	285,159	28,091
	Eversource Energy	503,744	27,822
	FirstEnergy Corp.	675,527	20,921
	Entergy Corp.	284,334	20,890
	American Water Works
	Co. Inc.	282,620	20,450
	Ameren Corp.	385,439	20,220
	ONEOK Inc.	334,314	19,193
	CMS Energy Corp.	444,553	18,502
	CenterPoint Energy Inc.	650,074	16,018
	SCANA Corp.	204,317	14,972
	Pinnacle West Capital
	Corp.	176,903	13,804
	Alliant Energy Corp.	361,159	13,684
	Westar Energy Inc.
	Class A	225,572	12,711
	UGI Corp.	275,696	12,704
	Atmos Energy Corp.	165,239	12,253
	AES Corp.	1,048,944	12,189
	NiSource Inc.	512,699	11,351
	Great Plains Energy Inc.	341,418	9,338
	Aqua America Inc.	282,015	8,472
	National Fuel Gas Co.	128,379	7,271
	Vectren Corp.	131,775	6,872
*	Calpine Corp.	571,225	6,529
	IDACORP Inc.	80,163	6,457
	WGL Holdings Inc.	81,206	6,194
	NRG Energy Inc.	501,472	6,148

	Portland General Electric
	Co.	141,459	6,129
	Hawaiian Electric
	Industries Inc.	172,610	5,708
	Southwest Gas Corp.	71,770	5,499
	ONE Gas Inc.	83,054	5,312
	Black Hills Corp.	83,503	5,122
	ALLETE Inc.	78,840	5,061
	New Jersey Resources
	Corp.	137,031	4,865
	Spire Inc.	69,225	4,469
	NorthWestern Corp.	76,851	4,371
	PNM Resources Inc.	126,862	4,351
	South Jersey Industries Inc.	126,340	4,256
	Avista Corp.	101,689	4,067
	Avangrid Inc.	98,447	3,729
	MGE Energy Inc.	55,268	3,609
	Ormat Technologies Inc.	63,198	3,389
	El Paso Electric Co.	64,573	3,003
	American States Water Co.	59,155	2,695
	Northwest Natural Gas Co.	44,136	2,639
	California Water Service
	Group	77,717	2,635
	Empire District Electric Co.	70,092	2,389
	SJW Group	35,328	1,978
	Chesapeake Utilities Corp.	25,269	1,692
*	Dynegy Inc.	190,182	1,609
*	TerraForm Power Inc.
	Class A	108,165	1,386
	Connecticut Water Service
	Inc.	23,109	1,291
*	Atlantic Power Corp.	323,254	808
	Middlesex Water Co.	15,707	674
	Unitil Corp.	14,773	670
*,^	Cadiz Inc.	38,851	486
	York Water Co.	12,418	474
	Artesian Resources Corp.
	Class A	10,299	329
	Delta Natural Gas Co. Inc.	8,602	252
	Genie Energy Ltd. Class B	41,816	240
*	US Geothermal Inc.	45,031	184
*	Pure Cycle Corp.	27,648	152
*	Sunrun Inc.	16,950	90
	Gas Natural Inc.	4,059	51
*	AquaVenture Holdings Ltd.	1,715	42
*,^	Vivint Solar Inc.	13,200	34
			1,174,020
Total Common Stocks
(Cost $22,408,631)			37,130,714

	Institutional Total Stock Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Convertible Bonds (0.0%)
	Catalyst Biosciences Inc. Cvt.	0.000%	2/19/18	24	15
	Total Convertible Bonds (Cost $0)				15

				Shares
	Temporary Cash Investments (0.6%)[1]
	Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund, 0.823%			2,186,783	218,700

				Face
				Amount
				($000)
	U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill, 0.320%, 1/26/17			2,100	2,099
5	United States Treasury Bill, 0.310%, 2/2/17			4,000	3,999
5	United States Treasury Bill, 0.462%, 2/9/17			6,200	6,197
					12,295
Total Temporary Cash Investments (Cost $230,987)					230,995
	Total Investments (100.1%) (Cost $22,639,618)				37,361,724
	Other Assets and Liabilities (-0.1%)
	Other Assets
	Receivables for Investment Securities Sold				250
	Receivables for Accrued Income				48,536
	Receivables for Capital Shares Issued				46,216
	Other Assets				1,487
	Total Other Assets				96,489
	Liabilities
	Payables for Investment Securities Purchased				(43,158)
	Collateral for Securities on Loan				(93,795)
	Payables for Capital Shares Redeemed				(7,324)
	Payables to Vanguard				(376)
	Other Liabilities				(786)
	Total Liabilities				(145,439)
	Net Assets (100%)				37,312,774

Institutional Total Stock Market Index Fund

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	22,562,735
Undistributed Net Investment Income	5,162
Accumulated Net Realized Gains	24,303
Unrealized Appreciation (Depreciation)
Investment Securities	14,722,106
Futures Contracts	(1,532)
Net Assets	37,312,774

Institutional Shares—Net Assets
Applicable to 13,198,452 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	664,432
Net Asset Value Per Share—
Institutional Shares	$50.34

Institutional Plus Shares—Net Assets
Applicable to 727,936,853 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	36,648,342
Net Asset Value Per Share—
Institutional Plus Shares	$50.35

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $87,559,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $93,795,000 of collateral received for securities on loan.
5 Securities with a value of $7,936,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	816,298
Interest[1]	716
Securities Lending—Net	8,043
Total Income	825,057
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	445
Management and Administrative—Institutional Plus Shares	7,566
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—Institutional Plus Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Total Expenses	8,011
Net Investment Income	817,046
Realized Net Gain (Loss)
Investment Securities Sold[1]	3,838,746
Futures Contracts	21,281
Realized Net Gain (Loss)	3,860,027
Change in Unrealized Appreciation (Depreciation)
Investment Securities	111,385
Futures Contracts	(3,368)
Change in Unrealized Appreciation (Depreciation)	108,017
Net Increase (Decrease) in Net Assets Resulting from Operations	4,785,090

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $666,000 and $5,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	817,046	936,355
Realized Net Gain (Loss)	3,860,027	453,318
Change in Unrealized Appreciation (Depreciation)	108,017	(1,067,346)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,785,090	322,327
Distributions
Net Investment Income
Institutional Shares	(21,773)	(42,019)
Institutional Plus Shares	(801,892)	(889,380)
Realized Capital Gain[1]
Institutional Shares	(5,003)	—
Institutional Plus Shares	(274,217)	—
Total Distributions	(1,102,885)	(931,399)
Capital Share Transactions
Institutional Shares	(733,956)	(1,283,293)
Institutional Plus Shares	(4,754,242)	(481,766)
Net Increase (Decrease) from Capital Share Transactions	(5,488,198)	(1,765,059)
Total Increase (Decrease)	(1,805,993)	(2,374,131)
Net Assets
Beginning of Period	39,118,767	41,492,898
End of Period[2]	37,312,774	39,118,767

1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $25,796,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $5,162,000 and $11,465,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$45.94	$46.78	$42.32	$32.27	$28.32
Investment Operations
Net Investment Income	1.009	1.053[1]	.838	.726	.694
Net Realized and Unrealized Gain (Loss)
on Investments	4.789	(.847)	4.457	10.051	3.950
Total from Investment Operations	5.798	.206	5.295	10.777	4.644
Distributions
Dividends from Net Investment Income	(1.016)	(1.046)	(.835)	(.727)	(.694)
Distributions from Realized Capital Gains	(.382)	—	—	—	—
Total Distributions	(1.398)	(1.046)	(.835)	(.727)	(.694)
Net Asset Value, End of Period	$50.34	$45.94	$46.78	$42.32	$32.27

Total Return	12.75%	0.45%	12.60%	33.64%	16.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$664	$1,297	$2,590	$3,290	$3,001
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	2.08%	2.24%[1]	1.90%	1.96%	2.25%
Portfolio Turnover Rate[2]	8%	9%	5%	9%	8%

1 Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$45.95	$46.79	$42.32	$32.28	$28.32
Investment Operations
Net Investment Income	1.021	1.064[1]	.847	.734	.701
Net Realized and Unrealized Gain (Loss)
on Investments	4.788	(.846)	4.466	10.041	3.959
Total from Investment Operations	5.809	.218	5.313	10.775	4.660
Distributions
Dividends from Net Investment Income	(1.027)	(1.058)	(.843)	(.735)	(.700)
Distributions from Realized Capital Gains	(.382)	—	—	—	—
Total Distributions	(1.409)	(1.058)	(.843)	(.735)	(.700)
Net Asset Value, End of Period	$50.35	$45.95	$46.79	$42.32	$32.28

Total Return	12.77%	0.48%	12.64%	33.63%	16.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,648	$37,822	$38,903	$33,201	$20,731
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.26%[1]	1.92%	1.98%	2.27%
Portfolio Turnover Rate[2]	8%	9%	5%	9%	8%

1 Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts each represented less than 1% and 0%, respectively, of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Institutional Total Stock Market Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the

Institutional Total Stock Market Index Fund

average net assets of the fund (or, with respect to shareholder services, the average net assets of each class of shares). The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	37,129,445	—	1,269
Convertible Bonds	—	15	—
Temporary Cash Investments	218,700	12,295	—
Futures Contracts—Liabilities[1]	(725)	—	—
Total	37,347,420	12,310	1,269
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	1,360	152,062	(909)
E-mini Russell 2000 Index	March 2017	420	28,495	(623)
				(1,532)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Institutional Total Stock Market Index Fund

During the year ended December 31, 2016, the fund realized $3,403,494,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $74,261,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2016, the fund had $20,594,000 of ordinary income and $8,229,000 of long-term capital gains available for distribution. The fund used capital loss carryforwards of $76,597,000 to offset taxable capital gains realized during the year ended December 31, 2016.

At December 31, 2016, the cost of investment securities for tax purposes was $22,640,509,000. Net unrealized appreciation of investment securities for tax purposes was $14,721,215,000, consisting of unrealized gains of $15,585,419,000 on securities that had risen in value since their purchase and $864,204,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $3,067,876,000 of investment securities and sold $8,708,123,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $5,446,182,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	293,621	6,425	266,666	5,798
Issued in Lieu of Cash Distributions	22,494	470	36,893	795
Redeemed	(1,050,071)	(21,925)	(1,586,852)	(33,724)
Net Increase (Decrease)—Institutional Shares	(733,956)	(15,030)	(1,283,293)	(27,131)
Institutional Plus Shares
Issued	3,716,206	80,225	5,475,151	117,871
Issued in Lieu of Cash Distributions	996,994	20,508	823,108	17,835
Redeemed	(9,467,442)	(195,981)	(6,780,025)	(144,011)
Net Increase (Decrease)—Institutional Plus Shares	(4,754,242)	(95,248)	(481,766)	(8,305)

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Total Stock Market Index Fund: In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2017

Special 2016 tax information (unaudited) for Vanguard Institutional Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $317,767,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund distributed $754,889,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 82.1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	6/30/2016	12/31/2016	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,087.21	$0.21
Institutional Plus Shares	1,000.00	1,087.57	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.94	$0.20
Institutional Plus Shares	1,000.00	1,025.04	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.04% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Institutional Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 8, 2005; MSCI US Broad Market Index through January 14, 2013; CRSP US Total Market Index thereafter.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings
James M. Norris

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8710 022017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the
Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta,
JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2016: $72,000
Fiscal Year Ended December 31, 2015: $69,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2016: $9,629,849
Fiscal Year Ended December 31, 2015: $7,000,200

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2016: $2,717,627
Fiscal Year Ended December 31, 2015: $2,899,096

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard
Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2016: $254,050
Fiscal Year Ended December 31, 2015: $353,389

Includes fees billed in connection with tax compliance, planning, and advice services provided to the
Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2016: $214,225
Fiscal Year Ended December 31, 2015: $202,313

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard
Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the
Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2016: $468,275
Fiscal Year Ended December 31, 2015: $555,702

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-
audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s
Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 16, 2017

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 16, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number 33-32548,
Incorporated by Reference.